UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Funds II

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.

Old Mutual Advantage Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.5%
Aerospace/Defense - 3.1%
Boeing	6,868	$ 601
Rockwell Collins	28,550	2,055
Total Aerospace/Defense		2,656
Agricultural Chemicals - 6.8%
Monsanto	35,170	3,928
Potash of Saskatchewan	13,495	1,943
Total Agricultural Chemicals		5,871
Casino Hotels - 2.7%
MGM Mirage*	27,420	2,303
Total Casino Hotels		2,303
Cellular Telecommunications - 2.4%
NII Holdings*	42,315	2,045
Total Cellular Telecommunications		2,045
Computers - 13.0%
Apple*	30,610	6,063
Hewlett-Packard	42,760	2,158
Research In Motion*	25,625	2,906
Total Computers		11,127
Computers-Memory Devices - 2.1%
EMC*	96,910	1,796
Total Computers-Memory Devices		1,796
Dental Supplies & Equipment - 2.2%
Dentsply International	41,710	1,877
Total Dental Supplies & Equipment		1,877
Electric-Integrated - 0.8%
Exelon	8,300	678
Total Electric-Integrated		678
Electronic Components-Semiconductors - 2.2%
NVIDIA*	55,734	1,896
Total Electronic Components-Semiconductors		1,896
Electronic Forms - 1.9%
Adobe Systems*	39,065	1,669
Total Electronic Forms		1,669
Energy-Alternate Sources - 2.6%
Sunpower, Cl A*	16,905	2,204
Total Energy-Alternate Sources		2,204
Engineering/R&D Services - 2.5%
McDermott International*	36,655	2,164
Total Engineering/R&D Services		2,164
Engines-Internal Combustion - 2.8%
Cummins	18,615	2,371
Total Engines-Internal Combustion		2,371
Enterprise Software/Services - 2.0%
Oracle*	77,500	1,750
Total Enterprise Software/Services		1,750
Fiduciary Banks - 2.5%
Bank of New York Mellon	43,914	2,141
Total Fiduciary Banks		2,141
Industrial Gases - 3.9%

Praxair	37,490	3,326
Total Industrial Gases		3,326
Investment Management/Advisory Services - 1.4%
T Rowe Price Group	19,375	1,179
Total Investment Management/Advisory Services		1,179
Machinery-Farm - 2.5%
Deere	22,800	2,123
Total Machinery-Farm		2,123
Medical Information Systems - 2.0%
Cerner*	30,440	1,717
Total Medical Information Systems		1,717
Medical Instruments - 2.6%
Intuitive Surgical*	6,820	2,213
Total Medical Instruments		2,213
Medical Products - 0.8%
Stryker	9,500	710
Total Medical Products		710
Medical-Drugs - 4.9%
Merck	34,500	2,005
Schering-Plough	83,725	2,231
Total Medical-Drugs		4,236
Metal Processors & Fabricators - 1.4%
Precision Castparts	8,800	1,221
Total Metal Processors & Fabricators		1,221
Networking Products - 3.1%
Cisco Systems*	97,380	2,636
Total Networking Products		2,636
Oil Companies-Exploration & Production - 2.9%
EnCana	11,980	814
Southwestern Energy*	30,370	1,693
Total Oil Companies-Exploration & Production		2,507
Oil Companies-Integrated - 2.2%
Exxon Mobil	20,515	1,922
Total Oil Companies-Integrated		1,922
Oil Refining & Marketing - 2.3%
Valero Energy	28,695	2,009
Total Oil Refining & Marketing		2,009
Oil-Field Services - 3.8%
Schlumberger	33,580	3,304
Total Oil-Field Services		3,304
Retail-Drug Store - 2.1%
CVS Caremark	46,265	1,839
Total Retail-Drug Store		1,839
Software Tools - 0.4%
VMware, Cl A*	4,355	371
Total Software Tools		371
Steel-Specialty - 1.5%
Allegheny Technologies	14,607	1,262
Total Steel-Specialty		1,262
Therapeutics - 3.1%
Gilead Sciences*	57,840	2,661
Total Therapeutics		2,661
Web Portals/ISP - 3.2%
Google, Cl A*	3,932	2,719
Total Web Portals/ISP		2,719

Wireless Equipment - 0.8%
American Tower, Cl A*	15,116	644
Total Wireless Equipment		644
Total Common Stock (Cost $61,409)		81,147
Investment Company - 3.1%
Index Fund-Growth-Large Cap - 3.1%
iShares Russell 1000 Growth Index Fund	23,600	1,434
Vanguard Growth ETF	18,400	1,186
Total Index Fund-Growth-Large Cap		2,620
Total Investment Company (Cost $2,646)		2,620
Money Market Fund - 5.7%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	4,933,457	4,933
Total Money Market Fund (Cost $4,933)		4,933
Total Investments - 103.3% (Cost $68,988) †		88,700
Other Assets and Liabilities, Net - (3.3%)		(2,870)
Total Net Assets 100.0%		$85,830

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
Cl — Class
ISP — Internet Service Provider
R&D — Research & Development
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $68,988 (000), and the unrealized appreciation and depreciation were $20,738 (000) and $(1,026) (000), respectively.

For information regarding the Fund's policy regarding valuation of investment and other significant accounting policies, please refer to the Trust's most recent semi-annual or annual financial statements.

Old Mutual Analytic U.S. Long/Short Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 116.2%
Advertising Agencies - 0.7%
Interpublic Group* (B)	110,573	$897
Total Advertising Agencies		897
Aerospace/Defense - 3.5%
Boeing (B)	53,936	4,717
Total Aerospace/Defense		4,717
Agricultural Chemicals - 0.1%
Monsanto (B)	1,511	169
Total Agricultural Chemicals		169
Agricultural Operations - 2.7%
Archer-Daniels-Midland (B)	76,585	3,556
Total Agricultural Operations		3,556
Airlines - 0.7%
Delta Air Lines* (B)	66,983	997
Southwest Airlines (B)	1	-
Total Airlines		997
Appliances - 0.5%
Whirlpool (B)	8,211	670
Total Appliances		670
Applications Software - 0.4%
Microsoft (B)	15,679	558
Total Applications Software		558
Auto/Truck Parts & Equipment-Original - 0.8%
BorgWarner (B)	4,889	237
TRW Automotive Holdings* (B)	33,783	706
Total Auto/Truck Parts & Equipment-Original		943
Auto-Cars/Light Trucks - 2.7%
Ford Motor* (B)	313,419	2,109
General Motors (B)	60,181	1,498
Total Auto-Cars/Light Trucks		3,607
Broadcast Services/Programming - 0.0%
Clear Channel Communications (B)	1,267	44
Total Broadcast Services/Programming		44
Building & Construction Production-Miscellaneous - 0.5%
Armstrong World Industries* (B)	410	16
Owens Corning* (B)	32,221	652
Total Building & Construction Production-Miscellaneous		668
Cable TV - 3.3%
Cablevision Systems, Cl A* (B)	64,484	1,580
Comcast, Cl A* (B)	9,972	182
DIRECTV Group* (B)	114,025	2,636
Total Cable TV		4,398
Casino Hotels - 0.0%
Harrah's Entertainment (B)	417	37
Total Casino Hotels		37
Cellular Telecommunications - 1.0%
US Cellular* (B)	15,397	1,295
Total Cellular Telecommunications		1,295
Chemicals-Diversified - 1.0%
Rohm & Haas (B)	26,303	1,396

Total Chemicals-Diversified		1,396
Chemicals-Specialty - 0.6%
Ashland (B)	17,081	810
Total Chemicals-Specialty		810
Commercial Banks-Central US - 0.0%
BOK Financial (B)	347	18
Total Commercial Banks-Central US		18
Commercial Banks-Southern US - 0.0%
First Citizens BancShares, Cl A (B)	21	3
Total Commercial Banks-Southern US		3
Computer Services - 1.4%
Computer Sciences* (B)	20,188	999
Electronic Data Systems (B)	31,870	661
Unisys* (B)	51,803	245
Total Computer Services		1,905
Computers - 8.9%
Hewlett-Packard (B)	112,290	5,668
International Business Machines (B)	36,534	3,949
Sun Microsystems* (B)	121,268	2,199
Total Computers		11,816
Containers-Metal/Glass - 2.7%
Crown Holdings* (B)	103,009	2,642
Owens-Illinois* (B)	19,125	947
Total Containers-Metal/Glass		3,589
Containers-Paper/Plastic - 0.2%
Pactiv* (B)	11,829	315
Total Containers-Paper/Plastic		315
Cosmetics & Toiletries - 0.5%
Procter & Gamble (B)	8,173	600
Total Cosmetics & Toiletries		600
Data Processing/Management - 0.3%
MasterCard, Cl A (B)	1,159	249
MoneyGram International (B)	9,342	144
Total Data Processing/Management		393
Distribution/Wholesale - 1.4%
Ingram Micro*, Cl A (B)	49,588	895
Tech Data* (B)	5,567	210
WESCO International* (B)	1,171	46
WW Grainger (B)	7,998	700
Total Distribution/Wholesale		1,851
Diversified Manufacturing Operations - 2.3%
General Electric (B)	55,495	2,057
Honeywell International (B)	16,501	1,016
Total Diversified Manufacturing Operations		3,073
E-Commerce/Services - 0.1%
HLTH* (B)	5,587	75
Total E-Commerce/Services		75
Electric-Integrated - 0.5%
CMS Energy (B)	15,032	261
PG&E (B)	8,926	385
Total Electric-Integrated		646
Electronic Components-Miscellaneous - 1.5%
AVX (B)	3,913	53
Tyco Electronics (B)	53,122	1,972
Total Electronic Components-Miscellaneous		2,025

Electronic Components-Semiconductors - 1.5%
Fairchild Semiconductor International* (B)	28,376	409
Texas Instruments (B)	43,987	1,469
Total Electronic Components-Semiconductors		1,878
Electronic Parts Distribution - 3.0%
Arrow Electronics* (B)	55,911	2,196
Avnet* (B)	50,414	1,763
Total Electronic Parts Distribution		3,959
Engineering/R&D Services - 5.5%
Fluor (B)	14,728	2,146
Jacobs Engineering Group* (B)	31,000	2,964
KBR* (B)	23,735	921
Shaw Group* (B)	20,704	1,251
URS* (B)	1,495	81
Total Engineering/R&D Services		7,363
Fiduciary Banks - 1.7%
Bank of New York Mellon (B)	34,182	1,667
State Street (B)	7,352	597
Total Fiduciary Banks		2,264
Finance-Auto Loans - 0.5%
AmeriCredit* (B)	49,578	634
Total Finance-Auto Loans		634
Finance-Investment Banker/Broker - 6.0%
Charles Schwab (B)	126,057	3,221
JPMorgan Chase (B)	109,830	4,794
Total Finance-Investment Banker/Broker		8,015
Finance-Other Services - 0.0%
CME Group (B)	81	56
Total Finance-Other Services		56
Food-Dairy Products - 0.1%
Dean Foods (B)	6,781	175
Total Food-Dairy Products		175
Food-Meat Products - 1.9%
Tyson Foods, Cl A (B)	161,022	2,469
Total Food-Meat Products		2,469
Food-Retail - 0.3%
Kroger (B)	14,823	396
Total Food-Retail		396
Health Care Cost Containment - 3.4%
McKesson (B)	68,834	4,509
Total Health Care Cost Containment		4,509
Hotels & Motels - 0.0%
Marriott International, Cl A (B)	1,804	62
Total Hotels & Motels		62
Independent Power Producer - 2.0%
Reliant Energy* (B)	102,978	2,702
Total Independent Power Producer		2,702
Instruments-Scientific - 0.7%
Applied Biosystems Group (B)	26,356	894
Total Instruments-Scientific		894
Internet Content-Information/News - 0.1%
WebMD Health, Cl A* (B)	2,050	84
Total Internet Content-Information/News		84
Investment Management/Advisory Services - 0.6%
Blackrock (B)	3,027	656

Franklin Resources (B)	203	23
Janus Capital Group (B)	4,338	143
Total Investment Management/Advisory Services		822
Life/Health Insurance - 1.1%
Cigna (B)	26,332	1,415
Total Life/Health Insurance		1,415
Machinery-Construction & Mining - 0.8%
Terex* (B)	15,454	1,013
Total Machinery-Construction & Mining		1,013
Medical Instruments - 0.1%
Edwards Lifesciences* (B)	3,137	144
Total Medical Instruments		144
Medical Labs & Testing Services - 0.0%
Quest Diagnostics (B)	42	2
Total Medical Labs & Testing Services		2
Medical Products - 0.2%
Stryker (B)	4,434	331
Total Medical Products		331
Medical-Biomedical/Genetic - 1.1%
Genentech* (B)	21,433	1,438
Total Medical-Biomedical/Genetic		1,438
Medical-Drugs - 0.7%
Schering-Plough (B)	34,513	919
Total Medical-Drugs		919
Medical-HMO - 0.3%
Humana* (B)	6,140	462
Total Medical-HMO		462
Medical-Wholesale Drug Distributors - 3.0%
AmerisourceBergen (B)	18,213	817
Cardinal Health (B)	54,162	3,128
Total Medical-Wholesale Drug Distributors		3,945
Metal Processors & Fabricators - 0.1%
Precision Castparts (B)	31	4
Timken (B)	2,147	71
Total Metal Processors & Fabricators		75
Metal-Aluminum - 0.2%
Alcoa (B)	8,524	312
Total Metal-Aluminum		312
Multi-Line Insurance - 5.5%
ACE (B)	3,665	226
Loews (B)	80,883	4,072
MetLife (B)	48,903	3,013
Total Multi-Line Insurance		7,311
Multimedia - 0.4%
Walt Disney (B)	15,540	502
Total Multimedia		502
Non-Hazardous Waste Disposal - 0.3%
Allied Waste Industries* (B)	40,561	447
Total Non-Hazardous Waste Disposal		447
Office Furnishings-Original - 0.1%
Steelcase, Cl A (B)	10,512	167
Total Office Furnishings-Original		167
Oil Companies-Exploration & Production - 0.1%
Plains Exploration & Production* (B)	2,620	141
Total Oil Companies-Exploration & Production		141

Oil Companies-Integrated - 12.2%
Chevron (B)	48,274	4,506
Exxon Mobil (B)	105,041	9,841
Marathon Oil (B)	30,979	1,885
Total Oil Companies-Integrated		16,232
Paper & Related Products - 0.1%
Rayonier (B)	2,692	127
Total Paper & Related Products		127
Pharmacy Services - 3.1%
Medco Health Solutions* (B)	40,186	4,075
Total Pharmacy Services		4,075
Photo Equipment & Supplies - 0.1%
Eastman Kodak (B)	7,946	174
Total Photo Equipment & Supplies		174
Pipelines - 1.0%
Williams (B)	36,536	1,307
Total Pipelines		1,307
Property/Casualty Insurance - 2.5%
Alleghany* (B)	471	189
Travelers (B)	58,462	3,145
Total Property/Casualty Insurance		3,334
REITs-Hotels - 0.0%
Host Hotels & Resorts (B)	277	5
Total REITs-Hotels		5
REITs-Office Property - 0.1%
Boston Properties (B)	2,163	199
Total REITs-Office Property		199
Rental Auto/Equipment - 0.1%
Hertz Global Holdings* (B)	4,988	79
Total Rental Auto/Equipment		79
Retail-Apparel/Shoe - 1.2%
Hanesbrands* (B)	57,891	1,573
Total Retail-Apparel/Shoe		1,573
Retail-Automobile - 0.1%
Penske Auto Group (B)	7,318	128
Total Retail-Automobile		128
Retail-Consumer Electronics - 0.7%
Best Buy (B)	16,176	852
Total Retail-Consumer Electronics		852
Retail-Discount - 0.5%
Big Lots* (B)	36,821	589
Costco Wholesale (B)	1,605	112
Total Retail-Discount		701
Retail-Drug Store - 0.3%
Rite Aid* (B)	136,914	382
Total Retail-Drug Store		382
Rubber-Tires - 0.6%
Goodyear Tire & Rubber* (B)	29,826	842
Total Rubber-Tires		842
S&L / Thrifts-Central US - 0.1%
TFS Financial* (B)	10,777	129
S&L / Thrifts-Central US		129
Semiconductor Components-Integrated Circuits - 0.2%
Cypress Semiconductor* (B)	6,890	248
Total Semiconductor Components-Integrated Circuits		248

Super-Regional Banks-US - 1.5%
Capital One Financial (B)	42,107	1,990
Total Super-Regional Banks-US		1,990
Telecommunications Services - 0.1%
Amdocs* (B)	2,244	77
Total Telecommunications Services		77
Telephone-Integrated - 4.4%
AT&T (B)	126,980	5,277
Qwest Communications International* (B)	73,108	512
Total Telephone-Integrated		5,789
Tobacco - 2.6%
Altria Group (B)	45,922	3,471
Total Tobacco		3,471
Tools-Hand Held - 0.1%
Snap-On (B)	3,212	155
Total Tools-Hand Held		155
Transport-Equipment & Leasing - 0.1%
GATX (B)	1,899	70
Total Transport-Equipment & Leasing		70
Transport-Rail - 0.2%
Kansas City Southern* (B)	3,143	108
Union Pacific (B)	986	124
Total Transport-Rail		232
Transport-Services - 1.5%
FedEx (B)	2,240	200
United Parcel Service, Cl B (B)	25,523	1,805
Total Transport-Services		2,005
Web Portals/ISP - 3.3%
Google, Cl A* (B)	6,396	4,423
Total Web Portals/ISP		4,423
Total Common Stock (Cost $146,212)		154,576
Treasury Bill - 0.9%
U.S. Treasury Bill (C)
3.05%, 06/05/08	1,200	1,183
Total Treasury Bill (Cost $1,184)		1,183
Money Market Fund - 1.5%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	1,988,900	1,989
Total Money Market Fund (Cost $1,989)		1,989
Total Investments - 118.6% (Cost $149,385) †		157,748
Securities Sold Short - (19.1)%
Airlines - (1.1)%
Copa Holdings SA, Cl A	(37,300)	(1,401)
Total Airlines		(1,401)
Auto/Truck Parts & Original Equipment - (0.1)%
WABCO Holdings	(1,453)	(73)
Total Auto/Truck Parts & Equipment-Original		(73)
Building-Residential/Commercial - (2.1)%
KB Home	(70,623)	(1,525)
MDC Holdings	(8,094)	(301)
Ryland Group	(34,722)	(957)
Total Building-Residential/Commercial		(2,783)
Consulting Services - (1.8)%
Corporate Executive Board	(40,765)	(2,450)
Total Consulting Services		(2,450)

Containers-Paper/Plastic - (0.2)%
Bemis	(10,056)	(275)
Sonoco Products	(1,459)	(48)
Total Containers-Paper/Plastic		(323)
Direct Marketing - (0.0)%
Harte-Hanks	(1,182)	(20)
Total Direct Marketing		(20)
Electronic Components-Miscellaneous - (1.5)%
Gentex	(112,590)	(2,001)
Total Electronic Components-Miscellaneous		(2,001)
Electronic Components-Semiconductors - (3.2)%
Microchip Technology	(13,558)	(426)
Qlogic*	(147,480)	(2,094)
Rambus*	(19,834)	(415)
Silicon Laboratories*	(35,401)	(1,325)
Total Electronic Components-Semiconductors		(4,260)
Finance-Investment Banker/Broker - (1.1)%
Bear Stearns	(16,924)	(1,494)
Total Finance-Investment Banker/Broker		(1,494)
Finance-Mortgage Loan/Banker - (0.1)%
Freddie Mac	(4,253)	(145)
Total Finance-Mortgage Loan/Banker		(145)
Financial Guarantee Insurance - (0.3)%
PMI Group	(28,860)	(383)
Total Financial Guarantee Insurance		(383)
Food-Canned - (0.0)%
Del Monte Foods	(4,964)	(47)
Total Food-Canned		(47)
Food-Confectionery - (0.0)%
Hershey	(64)	(3)
Total Food-Confectionery		(3)
Internet Infrastructure Software - (0.7)%
F5 Networks*	(30,367)	(866)
Total Internet Infrastructure Software		(866)
Machinery-Pumps - (0.0)%
Graco	(464)	(17)
Total Machinery-Pumps		(17)
Medical Products - (0.5)%
Coopers	(16,218)	(616)
Total Medical Products		(616)
Medical-Generic Drugs - (0.2)%
Mylan	(17,582)	(247)
Total Medical-Generic Drugs		(247)
Medical-Hospitals - (0.3)%
LifePoint Hospitals*	(14,068)	(418)
Total Medical-Hospitals		(418)
Motion Pictures & Services - (0.1)%
DreamWorks Animation SKG, Cl A*	(3,779)	(97)
Total Motion Pictures & Services		(97)
Oil & Gas Drilling - (0.1)%
Nabors Industries*	(255)	(7)
Patterson-UTI Energy	(8,929)	(174)
Total Oil & Gas Drilling		(181)
Oil Companies-Exploration & Production - (0.5)%
Anadarko Petroleum	(3,527)	(232)

Denbury Resources*	(2,018)	(60)
Unit Corp*	(7,582)	(351)
Total Oil Companies-Exploration & Production		(643)
Oil Refining & Marketing - (0.3)%
Cheniere Energy*	(4,260)	(139)
Frontier Oil	(7,301)	(296)
Total Oil Refining & Marketing		(435)
Paper & Related Products - (0.1)%
Louisiana-Pacific	(6,991)	(96)
Total Paper & Related Products		(96)
Pipelines - (0.1)%
Spectra Energy	(3,419)	(88)
Total Pipelines		(88)
Property/Casualty Insurance - (0.4)%
Fidelity National Financial, Cl A	(37,308)	(545)
Total Property/Casualty Insurance		(545)
Retail-Computer Equipment - (1.5)
GameStop, Cl A*	(31,397)	(1,950)
Total Retail-Computer Equipment		(1,950)
Retail-Consumer Electronics - (0.1)%
Circuit City Stores	(38,652)	(162)
Total Retail-Consumer Electronics		(162)
Retail-Restaurants - (0.1)%
Burger King Holdings	(897)	(26)
Yum! Brands	(2,607)	(100)
Total Retail-Restaurants		(126)
Saving & Loan/Thrifts-Central US - (0.0)%
Washington Mutual	(3,641)	(50)
Total Saving & Loan / Thrifts-Central US		(50)
Semiconductor Components-Integrated Circuits - (1.0)%
Linear Technology	(41,540)	(1,322)
Total Semiconductor Components-Integrated Circuits		(1,322)
Telephone-Integrated - (0.8)%
Level 3 Communications*	(140,234)	(426)
Windstream	(46,611)	(607)
Total Telephone-Integrated		(1,033)
Television - (0.5)%
Central European Media Enterprises, Cl A*	(6,188)	(718)
Total Television		(718)
Tobacco - (0.1)%
Loews - Carolina Group	(1,405)	(120)
Total Tobacco		(120)
Transport-Equipment & Leasing - (0.2)%
Aircastle	(8,418)	(222)
Total Transport-Equipment & Leasing		(222)
Total Securities Sold Short (Proceeds $(28,407))		(25,335)
Other Assets and Liabilities, Net - 0.5%		639
Total Net Assets - 100.0%		$133,052

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
(B) — All or a portion of this security has been pledged as collateral for securities sold short.
(C) — All or a portion of this security has been pledged as collateral for open future contracts.

Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
REITs - Real Estate Investment Trust
R&D - Research and Development
S&L- Savings and Loan
Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $149,385 (000), and the unrealized appreciation and depreciation were $13,768 (000) and $(5,405) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

		Contract		Unrealized
	Number of	Value	Expiration	(Depreciation)
Contract Description	Contracts	(000)	Date	(000)
S&P 500 Composite
Index - Long	9	$3,324	March 2008	$(42)

Old Mutual Barrow Hanley Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.1%
Aerospace/Defense- 2.0%
Northrop Grumman	38,000	$2,988
Total Aerospace/Defense		2,988
Beverages-Wine/Spirits - 2.6%
Diageo ADR	44,700	3,837
Total Beverages-Wine/Spirits		3,837
Chemicals-Diversified - 0.8%
E.I. du Pont de Nemours	27,495	1,212
Total Chemicals-Diversified		1,212
Computers - 3.5%
Hewlett-Packard	49,700	2,509
International Business Machines	24,600	2,659
Total Computers		5,168
Cruise Lines- 2.7%
Carnival	90,705	4,035
Total Cruise Lines		4,035
Diversified Manufacturing Operations - 7.2%
General Electric	21,300	790
Honeywell International	82,038	5,051
Illinois Tool Works	92,193	4,936
Total Diversified Manufacturing Operations		10,777
Electric Products-Miscellaneous - 0.8%
Emerson Electric	21,277	1,206
Total Electric Products-Miscellaneous		1,206
Electric-Integrated - 7.9%
Dominion Resources	62,940	2,987
Duke Energy	186,980	3,771
Entergy	42,228	5,047
Total Electric-Integrated		11,805
Finance-Consumer Loans - 1.3%
SLM	97,692	1,968
Total Finance-Consumer Loans		1,968
Finance-Credit Card - 2.3%
American Express	66,855	3,478
Total Finance-Credit Card		3,478
Finance-Investment Banker/Broker- 4.5%
Citigroup	103,280	3,041
Bear Stearns	8,235	727
JPMorgan Chase	15,860	692
Merrill Lynch	43,900	2,357
Total Finance-Investment Banker/Broker		6,817
Finance-Mortgage Loan/Banker - 1.5%
Freddie Mac	65,300	2,225
Total Finance-Mortgage Loan/Banker		2,225
Food-Miscellaneous/Diversified - 2.2%
Kraft Foods, Cl A	100,240	3,271
Total Food-Miscellaneous/Diversified		3,271
Hotels & Motels - 1.1%
Wyndham Worldwide	63,400	1,494
Total Hotels & Motels		1,494

Medical Labs & Testing Services- 0.8%
Quest Diagnostics	23,700	1,254
Total Medical Labs & Testing Services		1,254
Medical Products - 0.9%
Baxter International	23,813	1,382
Total Medical Products		1,382
Medical-Drugs- 9.5%
Bristol-Myers Squibb	179,010	4,747
Pfizer	229,285	5,212
Wyeth	94,542	4,178
Total Medical-Drugs		14,137
Medical-HMO - 3.9%
WellPoint*	66,406	5,826
Total Medical-HMO		5,826
Multi-Line Insurance - 4.5%
Allstate	33,392	1,744
American International Group	77,000	4,489
XL Capital, Cl A	10,298	518
Total Multi-Line Insurance		6,751
Oil Companies-Exploration & Production - 5.8%
Occidental Petroleum	112,894	8,692
Total Oil Companies-Exploration & Production		8,692
Oil Companies-Integrated- 2.2%
Chevron	7,116	664
ConocoPhillips	24,745	2,185
Murphy Oil	4,805	408
Total Oil Companies-Integrated		3,257
Pipelines - 4.0%
El Paso	130,200	2,245
Spectra Energy	143,497	3,705
Total Pipelines		5,950
Retail-Building Products - 0.3%
Home Depot	15,730	424
Total Retail-Building Products		424
Super-Regional Banks-US - 4.7%
Bank of America	118,640	4,894
Capital One Financial	23,397	1,106
Wells Fargo	31,324	946
Total Super-Regional Banks-US		6,946
Telephone-Integrated - 7.8%
AT&T	126,642	5,263
Verizon Communications	147,062	6,424
Total Telephone-Integrated		11,687
Tobacco - 9.7%
Altria Group	76,931	5,814
Imperial Tobacco Group ADR	69,921	7,501
UST	19,756	1,083
Total Tobacco		14,398
Tools-Hand Held - 2.5%
Stanley Works	75,649	3,667
Total Tools-Hand Held		3,667
Transport-Rail - 0.7%
Burlington Northern Santa Fe	13,307	1,108
Total Transport-Rail		1,108
Wireless Equipment - 1.4%

Nokia ADR	55,286	2,122
Total Wireless Equipment		2,122
Total Common Stock (Cost $131,510)		147,882
Money Market Fund - 0.8%
Dreyfus Cash Management Fund, Institutional Class, 4.850% (A)	1,142,479	1,142
Total Money Market Fund (Cost $1,142)		1,142
Total Investments - 99.9% (Cost $132,652) †		149,024
Other Assets and Liabilities, Net - 0.1%		134
Total Net Assets 100.0%		$149,158

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $132,652 (000), and the unrealized appreciation and depreciation were $25,051 (000) and $(8,679) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Columbus Circle Technology and Communications Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares/Contracts	Value (000)
Common Stock - 95.5%
Agricultural Chemicals - 2.2%
Monsanto	39,200	$4,378
Total Agricultural Chemicals		4,378
Applications Software - 7.1%
Microsoft	288,300	10,263
Salesforce.com*	64,700	4,056
Total Applications Software		14,319
Cellular Telecommunications - 1.0%
China Mobile ADR	22,700	1,972
Total Cellular Telecommunications		1,972
Computer Services - 1.4%
DST Systems*	33,800	2,790
Total Computer Services		2,790
Computer Software - 1.1%
Omniture*(B)	69,321	2,308
Total Computer Software		2,308
Computers - 13.4%
Apple*	58,600	11,608
Dell*(B)	123,135	3,018
Hewlett-Packard	154,900	7,819
Research In Motion*(B)	40,300	4,570
Total Computers		27,015
Decision Support Software - 1.7%
Interactive Intelligence* (B)	131,000	3,452
Total Decision Support Software		3,452
Electronic Components-Miscellaneous - 0.6%
Garmin(B)	13,900	1,348
Total Electronic Components-Miscellaneous		1,348
Electronic Components-Semiconductors - 8.9%
Cavium Networks*	85,023	1,957
Emcore Corp*	142,600	2,182
Intel	213,500	5,692
MEMC Electronic Materials*(B)	37,492	3,318
NVIDIA*(B)	143,500	4,882
Total Electronic Components-Semiconductors		18,031
Electronic Forms - 3.4%
Adobe Systems*	162,206	6,931
Total Electronic Forms		6,931
Energy-Alternate Sources - 3.8%
Canadian Solar*	36,200	1,019
First Solar*	16,200	4,328
Sunpower, Cl A*	18,300	2,386
Total Energy-Alternate Sources		7,733
Enterprise Software/Services - 6.1%
Advent Software*	47,100	2,548
Concur Technologies*	47,100	1,705
Oracle*(B)	355,400	8,025
Total Enterprise Software/Services		12,278
Instruments-Scientific - 3.1%
Thermo Fisher Scientific*	109,700	6,328
Total Instruments-Scientific		6,328

Internet Content-Information/News - 0.8%
Baidu.com ADR*(B)	4,200	1,640
Total Internet Content-Information/News		1,640
Internet Infrastructure Software - 1.3%
Akamai Technologies*	78,400	2,713
Total Internet Infrastructure Software		2,713
Internet Security - 2.6%
Blue Coat Systems*	104,700	3,441
SonicWALL *	177,700	1,905
Total Internet Security		5,346
Machinery-Construction & Mining - 1.1%
Bucyrus International, Cl A	22,400	2,226
Total Machinery-Construction & Mining		2,226
Medical Instruments - 1.5%
Intuitive Surgical*	9,100	2,953
Total Medical Instruments		2,953
Medical-Biomedical/Genetic - 1.4%
Millennium Pharmaceuticals *	186,100	2,788
Total Medical-Biomedical/Genetic		2,788
Medical-Drugs - 3.2%
Merck	110,400	6,415
Total Medical-Drugs		6,415
Medical-Generic Drugs - 1.7%
Teva Pharmaceutical Industries ADR	72,500	3,370
Total Medical-Generic Drugs		3,370
Networking Products - 5.6%
Cisco Systems*	204,500	5,536
Juniper Networks*	149,300	4,957
Starent Networks*(B)	42,750	780
Total Networking Products		11,273
Oil-Field Services - 2.9%
Schlumberger	59,700	5,873
Total Oil-Field Services		5,873
Printing-Commercial - 0.6%
VistaPrint*	30,400	1,303
Total Printing-Commercial		1,303
Semiconductor Equipment - 2.4%
Applied Materials(B)	267,700	4,754
Total Semiconductor Equipment		4,754
Software Tools - 1.6%
VMware, Cl A*(B)	37,000	3,145
Total Software Tools		3,145
Telephone-Integrated - 1.4%
AT&T	68,900	2,863
Total Telephone-Integrated		2,863
Web Portals/ISP - 4.7%
Google, Cl A*	13,700	9,473
Total Web Portals/ISP		9,473
Wireless Equipment - 6.5%
Nokia ADR	214,800	8,246
Qualcomm(B)	123,100	4,844
Total Wireless Equipment		13,090
X-Ray Equipment - 2.4%
Hologic*	70,000	4,805
Total X-Ray Equipment		4,805

Total Common Stock (Cost $144,757)		192,913
Foreign Common Stock - 1.2%
China - 0.6%
Alibaba.com *	337,500	1,197
Total China		1,197
Netherland - 0.6%
TomTom *	15,100	1,140
Total Netherland		1,140
Total Foreign Common Stock (Cost $2,304)		2,337
Money Market Fund - 3.8%
Dreyfus Cash Management, Institutional Class, 4.850% (A)	7,748,902	7,749
Total Money Market Fund (Cost $7,749)		7,749
Total Investments - 100.5% (Cost $154,810)†		202,999
Written Options - (1.1)%
Applied Materials, July 2008, 100 Call,
Strike Price: $20.00*	(2,400)	(228)
Baidu.com ADR, June 2008, 100 Call,
Strike Price: $500.00*	(42)	(149)
Dell, May 2008, 100 Call,
Strike Price: $30.00*	(1,200)	(66)
Garmin, July 2008, 100 Call,
Strike Price: $120.00*	(130)	(122)
MEMC Electronic Materials, July 2008, 100 Call,
Strike Price: $100.00*	(200)	(202)
Interactive Intelligence, June 2008, 100 Call,
Strike Price: $30.00*	(415)	(137)
NVIDIA, June 2008, 100 Call,
Strike Price: $45.00*	(1,100)	(182)
Omniture, June 2008, 100 Call,
Strike Price: $45.00*	(396)	(109)
Oracle, June 2008, 100 Call,
Strike Price: $25.00*	(3,300)	(396)
Qualcomm, July 2008, 100 Call,
Strike Price: $45.00*	(900)	(190)
Research In Motion, June 2008, 100 Call,
Strike Price: $135.00*	(300)	(315)
Starent Networks, June 2008, 100 Call,
Strike Price: $30.00*	(364)	(49)
VMware, Cl A, April 2008, 100 Call,
Strike Price: $120.00*	(300)	(72)
Total Written Options (Proceeds $(2,273))		(2,217)
Other Assets and Liabilities, Net - 0.6%		1,223
Total Net Assets - 100.0%		$202,005

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
(B) All or a portion of the security has been pledged as collateral for written option contracts.
ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $154,810 (000), and the unrealized appreciation and depreciation were $50,195 (000) and $(2,006) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Developing Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stocks - 97.0%
Advanced Materials/Product - 0.5%
Ceradyne*	20,800	$976
Total Advanced Materials/Product		976
Advertising Sales - 0.3%
AirMedia Group ADR*	23,496	525
Total Advertising Sales		525
Aerospace/Defense - 0.6%
Esterline Technologies*	21,100	1,092
Total Aerospace/Defense		1,092
Aerospace/Defense-Equipment - 3.3%
AAR *	65,925	2,508
B/E Aerospace*	26,473	1,400
Orbital Sciences *	48,700	1,194
Triumph Group	11,885	979
Total Aerospace/Defense-Equipment		6,081
Airport Development/Maintenance - 0.6%
Grupo Aeroportuario del Pacific ADR	23,100	1,031
Total Airport Development/Maintenance		1,031
Applications Software - 0.1%
Nuance Communications*	5,600	105
Total Applications Software		105
Audio/Video Products - 0.5%
DTS*	35,292	903
Total Audio/Video Products		903
Auto/Truck Parts & Equipment-Original - 0.4%
Amerigon*	35,941	760
Total Auto/Truck Parts & Equipment-Original		760
Beverages-Non-Alcoholic - 0.6%
Hansen Natural*	25,200	1,116
Total Beverages-Non-Alcoholic		1,116
Building & Construction-Miscellaneous - 0.6%
Dycom Industries*	44,300	1,180
Total Building & Construction-Miscellaneous		1,180
Building-Heavy Construction - 0.4%
Perini*	19,400	803
Total Building-Heavy Construction		803
Casino Services - 0.7%
Bally Technologies*	25,400	1,263
Total Casino Services		1,263
Commercial Services - 1.7%
ExlService Holdings*	75,512	1,743
Team*	34,700	1,269
Total Commercial Services		3,012
Commercial Services-Finance - 1.2%
Dollar Financial*	37,000	1,135
Euronet Worldwide*	36,200	1,086
Total Commercial Services-Finance		2,221
Computer Services - 0.4%
Syntel	20,693	797
Total Computer Services		797

Computer Software - 1.3%
Omniture*	24,024	800
Double-Take Software*	68,985	1,499
Total Computer Software		2,299
Computers-Integrated Systems - 1.2%
Micros Systems *	16,500	1,158
Riverbed Technology*	38,696	1,035
Total Computers-Integrated Systems		2,193
Computers-Peripheral Equipment - 0.7%
Synaptics*	31,300	1,288
Total Computers-Peripheral Equipment		1,288
Consulting Services - 5.4%
Advisory Board*	26,686	1,713
FTI Consulting*	64,491	3,976
Huron Consulting Group*	36,325	2,928
MAXIMUS	32,000	1,236
Total Consulting Services		9,853
Data Processing/Management - 0.5%
Commvault Systems*	38,618	818
Total Data Processing/Management		818
Diagnostic Equipment - 0.5%
Hansen Medical*	30,922	926
Total Diagnostic Equipment		926
Diversified Manufacturing Operations - 0.6%
Barnes Group	32,200	1,075
Total Diversified Manufacturing Operations		1,075
E-Commerce/Products - 0.6%
Blue Nile*	15,247	1,037
Total E-Commerce/Products		1,037
E-Commerce/Services - 1.5%
Priceline.com*	23,270	2,673
Total E-Commerce/Services		2,673
Educational Software - 0.6%
Blackboard*	28,584	1,151
Total Educational Software		1,151
Electric-Distribution - 0.3%
EnerNOC*	10,405	511
Total Electric-Distribution		511
Electronic Components-Miscellaneous - 0.6%
Plexus*	38,100	1,000
Total Electronic Components-Miscellaneous		1,000
Electronic Components-Semiconductors - 2.4%
Cavium Networks*	21,961	505
Microsemi*	42,900	950
Monolithic Power Systems*	30,020	645
Omnivision Technologies*	58,000	908
Zoran*	58,300	1,312
Total Electronic Components-Semiconductors		4,320
Electronic Design Automation - 1.2%
Comtech Group*	79,960	1,288
Magma Design Automation*	74,722	913
Total Electronic Design Automation		2,201
Electronic Measuring Instruments - 1.9%
Itron*	26,151	2,510
Trimble Navigation*	28,900	874

Total Electronic Measuring Instruments		3,384
Electronic Security Devices - 0.8%
ICX Technologies*	50,485	485
Taser International*	67,504	971
Total Electronic Security Devices		1,456
E-Marketing/Information - 0.3%
Constant Contact*	29,023	624
Total E-Marketing/Information		624
Energy-Alternate Sources - 0.0%
Comverge*	1,995	63
Total Energy-Alternate Sources		63
Enterprise Software/Services - 1.9%
JDA Software Group*	50,800	1,039
Mantech International*, Cl A	29,100	1,275
Taleo, Cl A*	1,885	56
Ultimate Software Group*	32,332	1,017
Total Enterprise Software/Services		3,387
Entertainment Software - 0.7%
THQ*	43,900	1,238
Total Entertainment Software		1,238
E-Services/Consulting - 1.8%
GSI Commerce*	100,908	1,968
Perficient*	77,744	1,223
Total E-Services/Consulting		3,191
Finance-Investment Banker/Broker - 1.5%
Greenhill	16,500	1,097
Investment Technology Group*	32,500	1,547
Total Finance-Investment Banker/Broker		2,644
Finance-Other Services - 1.4%
FCStone Group*	27,916	1,285
GFI Group*	12,230	1,171
Total Finance-Other Services		2,456
Footwear & Related Apparel - 1.3%
Deckers Outdoor*	7,600	1,178
Skechers U.S.A., Cl A*	56,000	1,093
Total Footwear & Related Apparel		2,271
Gambling (Non-Hotel) - 0.6%
Pinnacle Entertainment*	45,511	1,073
Total Gambling (Non-Hotel)		1,073
Hotels & Motels - 0.5%
Morgans Hotel Group*	46,505	897
Total Hotels & Motels		897
Human Resources - 0.6%
Cross Country Healthcare*	81,900	1,166
Total Human Resources		1,166
Import/Export - 0.0%
Castle Brands*	5,638	13
Total Import/Export		13
Instruments-Scientific - 0.4%
Varian*	11,600	757
Total Instruments-Scientific		757
Insurance Brokers - 0.8%
eHealth*	47,594	1,528
Total Insurance Brokers		1,528
Internet Application Software - 2.1%

Cybersource*	89,243	1,586
DealerTrack Holdings*	53,124	1,778
Vocus*	14,985	518
Total Internet Application Software		3,882
Internet Content-Entertainment - 0.6%
Shanda Interactive Entertainment ADR*	31,500	1,050
Total Internet Content-Entertainment		1,050
Internet Security - 0.6%
Blue Coat Systems*	35,900	1,180
Total Internet Security		1,180
Intimate Apparel - 0.6%
Warnaco Group*	32,000	1,114
Total Intimate Apparel		1,114
Investment Management/Advisory Services - 0.9%
Affiliated Managers Group*	5,494	645
Cohen & Steers	34,900	1,046
Total Investment Management/Advisory Services		1,691
Lasers-Systems/Components - 0.5%
II-VI*	32,300	987
Total Lasers-Systems/Components		987
Lighting Products & Systems - 0.1%
Orion Energy Systems*	14,400	269
Total Lighting Products & Systems		269
Machinery-Construction & Mining - 0.8%
Bucyrus International, Cl A	13,900	1,382
Total Machinery-Construction & Mining		1,382
Machinery-General Industry - 1.5%
Gardner Denver*	36,000	1,188
Kadant*	50,100	1,486
Total Machinery-General Industry		2,674
Marine Services - 0.5%
Aegean Marine Petroleum Network	25,083	963
Total Marine Services		963
Medical Imaging Systems - 0.4%
IRIS International*	36,657	719
Total Medical Imaging Systems		719
Medical Instruments - 1.9%
Abaxis*	22,037	790
Arthrocare*	18,400	884
Conceptus*	78,608	1,513
Trans1*	20,150	332
Total Medical Instruments		3,519
Medical Labs & Testing Services - 0.6%
Icon ADR*	18,800	1,163
Total Medical Labs & Testing Services		1,163
Medical Laser Systems - 1.0%
Cynosure*, Cl A	71,550	1,893
Total Medical Laser Systems		1,893
Medical Products - 0.6%
Mentor Corp	28,800	1,126
Total Medical Products		1,126
Medical-Biomedical/Genetic - 4.7%
Alexion Pharmaceuticals*	21,804	1,636
AMAG Pharmaceuticals *	25,523	1,534
Illumina*	28,227	1,672

Keryx Biopharmaceuticals*	79,556	668
Lifecell*	69,815	3,010
Total Medical-Biomedical/Genetic		8,520
Medical-Drugs - 1.6%
Cubist Pharmaceuticals*	52,600	1,079
Indevus Pharmaceuticals*	100,753	700
Sciele Pharma*	53,700	1,098
Total Medical-Drugs		2,877
Medical-HMO - 0.6%
AMERIGROUP*	29,900	1,090
Total Medical-HMO		1,090
Medical-Nursing Homes - 0.0%
Skilled Healthcare Group, Cl A*	5,860	86
Total Medical-Nursing Homes		86
Medical-Outpatient/Home Medical - 0.6%
Amedisys*	23,900	1,160
Total Medical-Outpatient/Home Medical		1,160
Metal Processors & Fabricators - 1.4%
Dynamic Materials*	20,100	1,184
Ladish*	29,524	1,275
Total Metal Processors & Fabricators		2,459
Networking Products - 1.4%
Atheros Communications*	16,910	516
Netgear*	36,800	1,313
Switch & Data Facilities*	45,331	727
Total Networking Products		2,556
Oil Companies-Exploration & Production - 2.1%
Arena Resources*	34,374	1,434
ATP Oil & Gas*	25,563	1,292
Parallel Petroleum*	57,137	1,007
Total Oil Companies-Exploration & Production		3,733
Oil Field Machinery & Equipment - 2.5%
Dresser-Rand Group*	42,661	1,666
NATCO Group*, Cl A,	19,600	1,061
T-3 Energy Services*	37,080	1,743
Total Oil Field Machinery & Equipment		4,470
Oil-Field Services - 0.1%
W-H Energy Services*	2,395	135
Total Oil-Field Services		135
Physical Therapy/Rehabilitation Centers - 1.8%
Psychiatric Solutions*	99,625	3,238
Total Physical Therapy/Rehabilitation Centers		3,238
Pollution Control - 0.0%
Fuel Tech*	2,990	68
Total Pollution Control		68
Printing-Commercial - 1.3%
VistaPrint*	55,550	2,381
Total Printing-Commercial		2,381
Property/Casualty Insurance - 1.0%
Tower Group	53,100	1,774
Total Property/Casualty Insurance		1,774
Publishing-Newspapers - 0.7%
Dolan Media*	41,949	1,223
Total Publishing-Newspapers		1,223
Research & Development - 1.3%

Parexel International*	25,100	1,212
PharmaNet Development Group*	31,400	1,231
Total Research & Development		2,443
Retail-Apparel/Shoe - 1.8%
Aeropostale*	53,600	1,420
Gymboree*	59,020	1,798
Total Retail-Apparel/Shoe		3,218
Retail-Drug Store - 0.6%
Longs Drug Stores	22,600	1,062
Total Retail-Drug Store		1,062
Retail-Pawn Shops - 0.6%
Ezcorp, Cl A*	99,900	1,128
Total Retail-Pawn Shops		1,128
Retail-Restaurants - 1.4%
BJ's Restaurants*	32,958	535
Chipotle Mexican Grill,
Cl A*	9,515	1,399
Cl B*	4,885	601
Total Retail-Restaurants		2,535
Retail-Sporting Goods - 0.2%
Zumiez*	11,563	282
Total Retail-Sporting Goods		282
Schools - 3.4%
American Public Education*	9,853	411
Capella Education*	38,571	2,507
New Oriental Education & Technology Group ADR*	16,343	1,317
Strayer Education	11,852	2,022
Total Schools		6,257
Seismic Data Collection - 0.6%
Dawson Geophysical*	14,500	1,036
Total Seismic Data Collection		1,036
Semiconductor Components-Integrated Circuits - 0.9%
O2Micro International ADR*	88,200	1,018
Anadigics*	55,026	636
Total Semiconductor Components-Integrated Circuits		1,654
Semiconductor Equipment - 0.4%
Tessera Technologies*	17,444	726
Total Semiconductor Equipment		726
Telecommunications Equipment - 0.7%
Comtech Telecommunications*	22,100	1,194
OpNext*	8,263	73
Total Telecommunications Equipment		1,267
Telecommunications Services - 1.3%
Cbeyond*	20,210	788
Orbcomm*	83,153	523
Time Warner Telecom, Cl A*	47,976	974
Total Telecommunications Services		2,285
Theaters - 0.6%
National CineMedia	43,771	1,104
Total Theaters		1,104
Therapeutics - 0.5%
Theravance*	46,757	912
Total Therapeutics		912
Transactional Software - 1.0%
Innerworkings*	101,956	1,760

Total Transactional Software		1,760
Transport-Marine - 0.0%
Paragon Shipping, Cl A	2,730	50
Total Transport-Marine		50
Transport-Services - 0.7%
HUB Group, Cl A*	46,600	1,239
Total Transport-Services		1,239
Web Hosting/Design - 0.5%
Equinix*	8,776	887
Total Web Hosting/Design		887
Web Portals/ISP - 0.7%
Trizetto Group*	69,800	1,212
Total Web Portals/ISP		1,212
Wire & Cable Products - 0.5%
Belden	21,600	961
Total Wire & Cable Products		961
Wireless Equipment - 2.4%
Aruba Networks*	69,267	1,033
Globecomm Systems*	40,720	476
Novatel Wireless*	79,700	1,291
SBA Communications, Cl A*	18,220	617
Sierra Wireless*	63,000	935
Total Wireless Equipment		4,352
Wound, Burn & Skin Care - 0.6%
Obagi Medical Products*	63,680	1,165
Total Wound, Burn & Skin Care		1,165
Total Common Stocks (Cost $163,079)		176,275
Investment Company - 1.0%
Index Fund - Growth - 1.0%
iShares Russell 2000 Growth Index Fund	20,799	1,736
Total Index Fund - Growth		1,736
Total Investment Company (Cost $1,772)		1,736
Money Market Fund - 1.4%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	2,499,660	2,500
Total Money Market Fund (Cost $2,500)		2,500
Total Investments - 99.4% (Cost $167,351) †		180,511
Other Assets and Liabilities, Net - 0.6%		1,070
Total Net Assets 100.0%		$181,581

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $167,351 (000), and the unrealized appreciation and depreciation were $22,393 (000) and $(9,233) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Discover Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock — 101.6%
Advanced Materials/Product — 1.1%
Hexcel*	16,950	$412
Total Advanced Materials/Product		412
Advertising Services — 0.7%
InVentiv Health*	8,700	269
Total Advertising Services		269
Aerospace/Defense-Equipment — 1.2%
B/E Aerospace*	7,400	391
Gencorp*	4,300	50
Total Aerospace/Defense-Equipment		441
Agricultural Chemicals — 0.6%
CF Industries Holdings	1,920	212
Total Agricultural Chemicals		212
Airlines — 0.8%
Airtran Holdings*	10,000	72
Alaska AirGroup*	1,900	48
Skywest	6,340	170
Total Airlines		290
Auto/Truck Parts & Equipment-Original — 0.4%
Arvinmeritor	4,100	48
Superior Industries International*	2,400	44
Tenneco*	1,400	36
Total Auto/Truck Parts & Equipment-Original		128
Batteries/Battery Systems — 0.8%
EnerSys*	11,000	275
Total Batteries/Battery Systems		275
Building Products-Air & Heating — 0.8%
Aaon	15,150	300
Total Building Products-Air & Heating		300
Building Products-Wood — 0.1%
Universal Forest Products	1,700	50
Total Building Products-Wood		50
Building & Construction Product-Miscellaneous — 0.1%
NCI Building Systems*	1,700	49
Total Building & Construction Products-Miscellaneous		49
Building-Mobile Home/Manufactured Houses — 0.5%
Monaco Coach	5,150	46
Skyline	3,410	100
Winnebago Industries	1,440	30
Total Building-Mobile Home/Manufactured Houses		176
Building-Maintenance & Service — 0.1%
Integrated Electrical Services*	2,440	46
Total Building-Maintenance&Service		46
Capacitors — 0.2%
Kemet*	9,000	60
Total Capacitors		60
Casino Services — 0.4%
Bally Technologies*	2,790	139
Total Casino Services		139
Chemicals-Diversified — 0.1%

Innospec	3,000	51
Total Chemicals-Diversified		51
Chemicals-Plastics — 0.3%
Schulman A	2,400	52
Spartech	3,320	47
Total Chemicals-Plastics		99
Chemicals-Specialty — 3.4%
Ferro	8,230	171
NewMarket	700	39
Stepan	4,800	156
Terra Industries*	15,750	752
WR Grace & Co*	4,600	120
Total Chemicals-Specialty		1,238
Coal — 0.1%
Walter Industries	870	31
Total Coal		31
Commercial Banks-Central US — 2.5%
Bank Mutual	19,000	201
First Busey	12,150	241
Heartland Financial USA	5,200	97
MB Financial	13,200	407
Total Commercial Banks-Central US		946
Commercial Banks-Eastern US — 0.5%
Independent Bank/Rockland	5,900	161
Total Commercial Banks-Eastern US		161
Commercial Banks-Western US — 2.5%
AmericanWest Bancorp	6,850	121
Centennial Bank Holdings*	44,000	254
Glacier Bancorp	7,800	146
Imperial Capital Bancorp	6,250	114
Silver State Bancorp*	8,150	115
Sterling Financial	9,900	166
Total Commercial Banks-Western US		916
Commercial Services-Finance — 1.5%
Steiner Leisure*	6,200	274
Wright Express*	6,800	242
Total Commercial Services-Finance		516
Computer Aided Design — 0.6%
Parametric Technology*	11,650	208
Total Computer Aided Design		208
Computer Services — 0.1%
Ciber*	6,310	39
Total Computer Services		39
Computers-Memory Devices — 0.7%
Imation	3,400	71
Xyratex*	10,500	166
Total Computers-Memory Devices		237
Consulting Services — 2.1%
FTI Consulting*	5,600	345
Huron Consulting Group*	2,100	169
Watson Wyatt Worldwide, Cl A	4,900	228
Total Consulting Services		742
Consumer Products-Miscellaneous — 1.1%
American Greetings, Cl A	5,170	105
Blyth	5,200	114
Russ Berrie & Co*	9,500	155

Total Consumer Products-Miscellaneous		374
Dental Supplies & Equipment — 0.6%
Sirona Dental Systems*	6,400	214
Total Dental Supplies & Equipment		214
Diagnostic Kits — 0.9%
Inverness Medical Innovations *	6,050	340
Total Diagnostic Kits		340
Distribution/Wholesale — 2.2%
Brightpoint*	6,230	96
Core-Mark Holding*	6,100	175
Owens & Minor	5,650	240
Scansource*	3,960	128
United Stationers*	3,660	169
Total Distribution/Wholesale		808
Diversified Manufacture Operations— 1.1%
Acuity Brands	4,090	184
AO Smith	2,300	81
EnPro Industries*	1,500	46
Federal Signal	4,900	55
Griffon*	2,400	30
Total Diversified Manufacture Operations		396
Diversified Minerals — 1.4%
Oglebay Norton*	14,100	487
Total Diversified Minerals		487
Diversified Operations — 0.2%
Resource America, Cl A	5,650	83
Total Diversified Operations		83
E-Commerce/Products — 0.1%
1-800-FLOWERS.COM, Cl A*	3,800	33
Total E-Commerce/Products		33
Educational Software — 0.7%
SkillSoft ADR*	24,100	231
Total Educational Software		231
Electric Products-Miscellaneous — 0.1%
GrafTech International*	1,650	29
Total Electric Products-Miscellaneous		29
Electric-Integrated — 1.2%
Otter Tail	7,000	242
Pike Electric*	11,600	195
Total Electric-Integrated		437
Electronic Components-Miscellaneous — 0.9%
Benchmark Electronics*	7,750	137
Cubic	4,100	161
Stoneridge*	4,880	39
Total Electronic Components-Miscellaneous		337
Electronic Components-Semiconductors — 0.8%
Amkor Technologies*	3,520	30
Microsemi*	10,100	224
Omnivision Technologies*	2,200	34
Total Electronic Components-Semiconductors		288
Engineering/R&D Services — 0.5%
EMCOR Group*	1,540	36
Shaw Group*	2,200	133
Total Engineering/R&D Services		169
Engines-Internal Combustion — 0.1%
Briggs & Stratton	2,200	50

Total Engines-Internal Combustion		50
Enterprise Software/Service — 1.0%
Informatica*	12,700	229
JDA Software Group*	4,900	100
SYNNEX*	1,650	32
Total Enterprise Software/Service		361
Entertainment Software — 0.1%
Take-Two Interactive Software*	1,900	35
Total Entertainment Software		35
Environmental Consulting & Engineering — 1.5%
Tetra Tech*	24,500	527
Total Environmental Consulting & Engineering		527
E-Services/Consulting — 0.5%
GSI Commerce*	8,600	168
Total E-Services/Consulting		168
Filtration/Separation Product — 1.3%
Clarcor	11,900	452
Total Filtration/Separation Product		452
Finance-Credit Card — 0.2%
CompuCredit*	5,690	57
Total Finance-Credit Card		57
Finance-Investment Banker/Broker— 0.4%
KBW*	3,800	97
Piper Jaffray*	800	37
Total Finance-Investment Banker/Broker		134
Food-Miscellaneous/Diversified — 0.2%
Chiquita Brands International*	2,980	55
Total Food-Miscellaneous/Diversified		55
Food-Retail — 0.9%
Great Atlantic & Pacific Tea*	9,450	296
Winn-Dixie Stores*	1,900	32
Total Food-Retail		328
Food-Wholesale/Distribution — 1.4%
Fresh Del Monte Produce*	5,420	182
Nash Finch	4,500	159
Performance Food Group*	6,500	175
Total Food-Wholesale/Distribution		516
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Cl A*	2,400	47
Steven Madden*	2,000	40
Total Footwear & Related Apparel		87
Gas-Distribution — 0.2%
South Jersey Industries	2,300	83
Total Gas-Distribution		83
Golf — 0.4%
Callaway Golf	9,210	161
Total Golf		161
Hazardous Waste Disposal — 0.2%
EnergySolutions*	2,300	62
Total Hazardous Waste Disposal		62
Home Furnishings — 0.6%
Ethan Allen Interiors	2,400	68
Furniture Brands International	7,040	71
La-Z-Boy	8,130	64
Total Home Furnishings		203

Human Resources — 1.1%
CDI	1,400	34
Cross Country Healthcare*	3,300	47
Kelly Services, Cl A	6,230	116
Kenexa*	6,700	130
MPS Group*	3,000	33
TrueBlue*	2,700	39
Total Human Resources		399
Industrial Automation/Robot — 0.9%
Intermec*	16,500	335
Total Industrial Automation/Robot		335
Instruments-Scientific — 0.2%
FEI*	2,900	72
Total Instruments-Scientific		72
Internet Application Software — 0.6%
Interwoven*	14,400	205
Total Internet Application Software		205
Internet Connective Services — 0.4%
Internap Network Services*	15,900	133
Total Internet Connective Services		133
Investment Management/Advisory Services — 0.6%
American Equity Investment	17,200	143
Waddell & Reed Financial, Cl A	2,300	83
Total Investment Management/Advisory Services		226
Lasers-System/Components — 0.4%
Newport*	11,900	152
Total Lasers-System/Components		152
Machinery-Construction & Mining — 0.8%
Bucyrus International, Cl A	3,000	298
Total Machinery-Construction & Mining		298
Machinery-Electrical — 1.7%
Baldor Electric	8,250	278
Franklin Electric	8,500	325
Total Machinery-Electrical		603
Machinery-General Industry — 0.6%
Altra Holdings*	7,400	123
Robbins & Myers	1,400	106
Total Machinery-General Industry		229
Machinery-Material Handling — 0.1%
NACCO Industries, Cl A	400	40
Total Machinery-Material Handling		40
Machinery-Pumps — 0.1%
Tecumseh Products, Cl A*	1,350	32
Total Machinery-Pumps		32
Medical Products — 2.0%
Invacare	6,900	174
PSS World Medical*	18,150	355
Vital Signs	3,700	189
Total Medical Products		718
Medical-Biomedical/Genetic — 0.8%
Integra LifeSciences Holdings*	7,000	294
Total Medical-Biomedical/Genetic		294
Medical-HMO — 0.5%
Centene*	6,500	178
Total Medical-HMO		178

Medical-Nursing Homes — 0.5%
Assisted Living Concepts, Cl A*	18,200	137
Kindred Healthcare*	1,350	34
Total Medical-Nursing Homes		171
Metal Processors & Fabricators — 3.4%
CIRCOR International	8,400	389
Haynes International*	5,700	396
Ladish*	6,700	289
Mueller Industries	2,500	72
Quanex	800	42
Worthington Industries	2,710	48
Total Metal Processors & Fabricators		1,236
Metal Products-Distribution — 0.8%
AM Castle & Co	10,700	291
Total Metal Products-Distribution		291
Networking Products — 1.5%
Anixter International*	5,900	367
Black Box	4,690	170
Total Networking Products		537
Office Automation & Equipment — 0.5%
IKON Office Solutions	13,450	175
Total Office Automation & Equipment		175
Oil & Gas Drilling — 1.2%
Atlas America	7,550	447
Total Oil & Gas Drilling		447
Oil Companies-Exploration & Production — 3.6%
Cabot Oil & Gas	8,700	351
Forest Oil*	6,950	353
Goodrich Petroleum*	7,000	158
PetroHawk Energy*	18,200	315
Stone Energy*	2,490	117
Total Oil Companies-Exploration & Production		1,294
Oil Companies-Integrated — 0.2%
Delek US Holdings	3,900	79
Total Oil Companies-Integrated		79
Oil-Field Services — 5.7%
Hercules Offshore*	11,300	269
Matrix Service*	15,190	332
North American Energy Partners*	14,700	199
Oceaneering International*	4,900	330
Superior Energy Services*	9,800	337
W-H Energy Services*	3,650	205
Willbros Group*	9,800	375
Total Oil-Field Services		2,047
Paper & Related Products — 0.6%
Glatfelter	2,700	41
Rock-Tenn, Cl A	2,600	66
Schweitzer-Mauduit International	2,500	65
Wausau Paper	4,900	44
Total Paper & Related Products		216
Physical Therapy/Rehabilitation Centers — 0.5%
RehabCare Group*	7,680	173
Total Physical Therapy/Rehabilitation Centers		173
Platinum — 0.1%
Stillwater Mining*	4,370	42
Total Platinum		42

Poultry — 1.0%
Pilgrim's Pride	6,470	187
Sanderson Farms	5,390	182
Total Poultry		369
Power Conversion/Supply Equipment — 0.3%
Powell Industries*	2,600	115
Total Power Conversion/Supply Equipment		115
Printing-Commercial — 0.1%
Bowne & Co	2,700	48
Total Printing-Commercial		48
Private Corrections — 0.6%
Geo Group*	7,800	218
Total Private Corrections		218
Property/Casualty Insurance — 0.8%
Infinity Property & Casualty	4,690	169
Stewart Information Services	4,700	123
Total Property/Casualty Insurance		292
Publishing-Books — 1.0%
Courier	5,950	196
Scholastic*	4,800	167
Total Publishing-Books		363
Recreational Centers — 0.2%
Town Sports International Holding*	9,400	90
Total Recreational Centers		90
Recreational Vehicles — 0.8%
Arctic Cat	10,020	120
Polaris Industries	3,620	173
Total Recreational Vehicles		293
Recycling — 0.2%
Metal Management	1,400	64
Total Recycling		64
Reinsurance — 1.4%
IPC Holdings	5,710	165
Odyssey Re Holdings	4,600	169
Montpelier Re Holdings	10,040	171
Total Reinsurance		505
Rental Auto/Equipment — 0.8%
Dollar Thrifty Automotive Group*	1,720	41
Rent-A-Center*	4,500	65
H&E Equipment Services*	9,200	174
Total Rental Auto/Equipment		280
Retail-Apparel/Shoe — 2.9%
Aeropostale*	8,800	233
AnnTaylor Stores*	9,200	235
Brown Shoe	2,200	33
Cato, Cl A	3,000	47
Charlotte Russe Holding*	2,500	40
Charming Shoppes*	8,510	46
Childrens Place Retail Stores*	1,400	36
Christopher & Banks	6,500	74
Collective Brands*	2,200	38
HOT Topic*	10,560	61
Pacific Sunwear Of California*	3,020	43
Shoe Carnival*	4,500	63
Stage Stores	2,200	33
Talbots	2,600	31

Total Retail-Apparel/Shoe		1,013
Retail-Appliances — 0.1%
Conn's*	1,900	33
Total Retail-Appliances		33
Retail-Arts&Crafts — 0.1%
AC Moore Arts & Crafts*	2,700	37
Total Retail-Arts&Crafts		37
Retail-Auto Parts — 0.1%
PEP Boys-Manny Moe & Jack	2,710	31
Total Retail-Auto Parts		31
Retail-Automobile — 0.6%
Asbury Auto	3,000	45
Group 1 Automotive	1,500	36
Sonic Automotive, Cl A	7,800	151
Total Retail-Automobile		232
Retail-Bookstore — 0.1%
Borders Group	3,300	35
Total Retail-Bookstore		35
Retail-Computer Equipment — 0.6%
Insight Enterprises*	9,000	164
PC Connection*	4,300	49
Total Retail-Computer Equipment		213
Retail-Discount — 0.3%
99 Cents Only Stores*	4,600	37
Fred's, Cl A	4,100	39
Tuesday Morning	6,590	33
Total Retail-Discount		109
Retail-Gardening Product — 0.5%
Tractor Supply*	4,600	165
Total Retail-Gardening Prod		165
Retail-Hair Salons — 0.1%
Regis	1,210	34
Total Retail-Hair Salons		34
Retail-Home Furnishings — 0.1%
Haverty Furniture	5,400	49
Total Retail-Home Furnishings		49
Retail-Jewelry — 0.6%
Movado Group	7,650	193
Zale*	2,170	35
Total Retail-Jewelry		228
Retail-Petroleum Product — 0.2%
World Fuel Services	3,000	87
Total Retail-Petroleum Prod		87
Retail-Restaurants — 0.5%
Bob Evans Farms	4,900	132
O'Charleys	3,800	57
Total Retail-Restaurants		189
Retail-Sporting Goods — 0.4%
Big 5 Sporting Goods	10,000	144
Total Retail-Sporting Goods		144
Retirement/Aged Care — 0.5%
Emeritus*	7,700	194
Total Retirement/Aged Care		194
Rubber/Plastic Products — 0.2%
Myers Industries	4,300	62

Total Rubber/Plastic Products		62
Rubber-Tires — 0.3%
Cooper Tire & Rubber	6,230	103
Total Rubber-Tires		103
S&L/Thrifts-Central US — 0.5%
Citizens First Bancorp	2,950	36
Franklin Bank Corp /Houston TX*	31,000	134
Total S&L/Thrifts-Central US		170
S&L/Thrifts-Eastern US — 3.4%
Brookline Bancorp	9,950	101
Clifton Savings Bancorp	10,650	104
Dime Community Bancshares	16,400	209
Flushing Financial	12,650	203
KNBT Bancorp	7,850	121
NewAlliance Bancshares	14,150	163
Provident New York Bancorp	24,950	322
Total S&L/Thrifts-Eastern US		1,223
S&L/Thrifts-Southern US — 0.2%
BankUnited Financial Cl A	11,950	82
Total S&L/Thrifts-Southern US		82
S&L/Thrifts-Western US — 0.7%
PFF Bancorp	10,550	127
Provident Financial Holdings	7,050	116
Total S&L/Thrifts-Western US		243
Semiconductor Components-Integrated Circuits — 1.9%
Cirrus Logic*	38,600	204
Integrated Device Technology*	15,050	170
Cypress Semiconductor*	9,000	324
Total Semiconductor Components-Integrated Circuits		698
Steel-Producers — 0.7%
Olympic Steel	6,600	209
Schnitzer Steel Industries Cl A	490	34
Total Steel-Producers		243
Telecommunication Services — 0.5%
SAVVIS*	4,700	131
USA Mobility	2,400	34
Total Telecommunication Services		165
Telecommunications Equipment — 0.9%
CommScope*	265	13
Comtech Telecommunications*	5,300	286
Tekelec*	2,700	34
Total Telecommunications Equipment		333
Telephone-Integrated — 0.4%
General Communication, Cl A	17,700	155
Total Telephone-Integrated		155
Transport-Equipment & Leasing — 0.9%
Amerco*	490	32
Greenbrier	13,500	301
Total Transport-Equipment & Leasing		333
Transport-Services — 0.2%
Pacer International	3,870	57
Total Transport-Services		57
Transport-Truck — 0.6%
Arkansas Best	1,400	31
Forward Air	6,050	189
Total Transport-Truck		220

Vitamins & Nutrition Products — 0.2%
NBTY*	2,000	55
Total Vitamins & Nutrition Products		55
Water — 0.5%
Consolidated Water	7,550	190
Total Water		190
Web Portals/ISP — 0.8%
Earthlink*	5,960	42
Trizetto Group*	14,600	254
Total Web Portals/ISP		296
Wire & Cable Products — 0.4%
Superior Essex*	5,300	127
Total Wire & Cable Products		127
Wireless Equipment — 0.8%
RF Micro Devices*	47,700	273
Total Wireless Equipment		273
Total Common Stock (Cost $36,919)		36,616
Investment Company — 0.8%
Index Fund - Value - Small Cap — 0.8%
iShares S&P SmallCap 600 Value Index Fund	4,000	280
Total Index Fund - Value - Small Cap		280
Total Investment Company (Cost $287)		280
Money Market Fund — 1.8%
Dreyfus Cash Management Fund, Institutional Class,
4.85%, (A)	643,041	643
Total Money Market Fund (Cost $643)		643
Total Investments — 104.2% (Cost $37,849) †		37,539
Other Assets and Liabilities, Net — (4.2)%		(1,484)
Total Net Assets — 100.0%		$36,055

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research & Development
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $37,849 (000), and the unrealized appreciation and depreciation were $3,469 (000) and $(3,779) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Focused Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 96.2%
Applications Software - 8.8%
Microsoft	121,190	$4,314
Total Applications Software		4,314
Cable TV - 2.7%
Comcast, Special Cl A*	72,505	1,314
Total Cable TV		1,314
Chemicals-Diversified - 3.1%
E.I. du Pont de Nemours	34,210	1,508
Total Chemicals-Diversified		1,508
Computers-Memory Devices - 3.2%
EMC*	83,770	1,552
Total Computers-Memory Devices		1,552
Data Processing/Management - 1.7%
Automatic Data Processing	18,520	825
Total Data Processing/Management		825
Diversified Manufacturing Operations - 15.8%
3M	18,840	1,589
Dover	38,180	1,760
General Electric	119,610	4,434
Total Diversified Manufacturing Operations		7,783
Finance-Investment Banker/Broker - 2.1%
Morgan Stanley	19,620	1,042
Total Finance-Investment Banker/Broker		1,042
Internet Security - 2.4%
Symantec*	73,531	1,187
Total Internet Security		1,187
Medical Instruments - 2.5%
Medtronic	24,040	1,208
Total Medical Instruments		1,208
Medical-Drugs - 7.7%
Pfizer	101,520	2,308
Wyeth	33,680	1,488
Total Medical-Drugs		3,796
Metal Processors & Fabricators - 1.6%
Sterlite Industries ADR*	30,690	800
Total Metal Processors & Fabricators		800
Metal-Aluminum - 3.3%
Alcoa	44,970	1,644
Total Metal-Aluminum		1,644
Multi-Line Insurance - 4.5%
American International Group	37,700	2,198
Total Multi-Line Insurance		2,198
Networking Products - 4.2%
Cisco Systems*	76,450	2,070
Total Networking Products		2,070
Non-Hazardous Waste Disposal - 4.1%
Waste Management	61,960	2,024
Total Non-Hazardous Waste Disposal		2,024

Pipelines - 5.0%
El Paso	142,160	2,451
Total Pipelines		2,451
Property/Casualty Insurance - 1.1%
Travelers	9,740	524
Total Property/Casualty Insurance		524
Reinsurance - 3.1%
Berkshire Hathaway, Cl A*	7	991
Berkshire Hathaway, Cl B*	110	521
Total Reinsurance		1,512
Retail-Drug Store - 5.3%
CVS Caremark	18,250	725
Walgreen	49,743	1,894
Total Retail-Drug Store		2,619
Semiconductor Components-Integrated Circuits - 14.0%
Maxim Integrated Products	259,150	6,862
Total Semiconductor Components-Integrated Circuits		6,862
Total Common Stock (Cost $45,023)		47,233
Money Market Fund - 4.4%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	2,140,901	2,141
Total Money Market Fund (Cost $2,141) †		2,141
Total Investments - 100.6% (Cost $47,164)		49,374
Other Assets and Liabilities, Net - (0.6%)		(300)
Total Net Assets 100.0%		$49,074

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $47,164 (000), and the unrealized appreciation and depreciation were $3,263 (000) and $(1,053) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock — 99.2%
Advertising Sales — 0.8%
Focus Media Holding ADR*	48,180	$2,737
Lamar Advertising, Cl A	37,525	1,804
Total Advertising Sales		4,541
Aerospace/Defense-Equipment — 0.4%
B/E Aerospace*	45,910	2,429
Total Aerospace/Defense-Equipment		2,429
Agricultural Chemicals — 1.4%
Mosaic*	39,090	3,688
Syngenta ADR	86,525	4,383
Total Agricultural Chemicals		8,071
Agricultural Operations — 0.4%
Bunge	21,360	2,487
Total Agricultural Operations		2,487
Apparel Manufacturers — 0.5%
Gildan Activewear*	70,700	2,910
Total Apparel Manufacturers		2,910
Applications Software — 1.5%
Citrix Systems*	97,550	3,708
Nuance Communications*	69,870	1,305
Salesforce.com*	56,380	3,534
Total Applications Software		8,547
Auction House/Art Dealer — 0.8%
Ritchie Bros Auctioneers	21,400	1,770
Sotheby's	75,850	2,890
Total Auction House/Art Dealer		4,660
Auto-Medium & Heavy Duty Trucks — 0.7%
Oshkosh Truck	89,700	4,239
Total Auto-Medium & Heavy Duty Trucks		4,239
Beverages-Non-Alcoholic — 0.3%
Pepsi Bottling Group	48,760	1,924
Total Beverages-Non-Alcoholic		1,924
Beverages-Wine/Spirits — 0.8%
Central European Distribution*	76,700	4,455
Total Beverages-Wine/Spirits		4,455
Brewery — 0.3%
Molson Coors Brewing, Cl B	34,090	1,760
Total Brewery		1,760
Casino Hotels — 0.7%
Melco PBL Entertainment Macau ADR*	132,940	1,537
Wynn Resorts	24,530	2,751
Total Casino Hotels		4,288
Cellular Telecommunications — 0.4%
Millicom International Cellular*	9,980	1,177
NII Holdings*	28,975	1,400
Total Cellular Telecommunications		2,577
Chemicals-Diversified — 0.9%
FMC	96,625	5,271
Total Chemicals-Diversified		5,271
Commercial Banks Non-US — 0.9%

HDFC Bank ADR	40,700	5,309
Total Commercial Banks Non-US		5,309
Commercial Services-Finance — 0.8%
Wright Express*	117,075	4,155
Total Commercial Services-Finance		4,155
Computer Services — 1.2%
Cognizant Technology Solutions, Cl A*	93,702	3,180
IHS, Cl A*	60,100	3,640
Total Computer Services		6,820
Computer Software — 1.0%
Blackbaud	138,600	3,886
Omniture*	51,300	1,708
Total Computer Software		5,594
Computers-Memory Devices — 0.4%
Seagate Technology	91,130	2,324
Total Computers-Memory Devices		2,324
Computers-Peripheral Equipment — 0.9%
Logitech International*	105,500	3,866
Sigma Designs *	19,150	1,057
Total Computers-Peripheral Equipment		4,923
Consulting Services — 0.4%
FTI Consulting*	36,860	2,272
Total Consulting Services		2,272
Containers-Metal/Glass — 1.0%
Owens-Illinois*	110,770	5,483
Total Containers-Metal/Glass		5,483
Data Processing/Management — 1.7%
Fidelity National Information Services	47,450	1,973
MasterCard, Cl A	22,570	4,857
NAVTEQ*	37,500	2,835
Total Data Processing/Management		9,665
Dental Supplies & Equipment — 0.4%
Dentsply International	54,740	2,464
Total Dental Supplies & Equipment		2,464
Diagnostic Kits — 0.3%
Inverness Medical Innovations *	26,840	1,508
Total Diagnostic Kits		1,508
Dialysis Centers — 0.4%
DaVita*	38,900	2,192
Total Dialysis Centers		2,192
Distribution/Wholesale — 0.8%
LKQ*	225,350	4,737
Total Distribution/Wholesale		4,737
Diversified Manufacturing Operations — 1.6%
Harsco	62,220	3,986
Roper Industries	44,140	2,761
SPX	25,080	2,579
Total Diversified Manufacturing Operations		9,326
E-Commerce/Services — 0.3%
Priceline.com*	14,390	1,653
Total E-Commerce/Services		1,653
Electric Products-Miscellaneous — 0.6%
Ametek	76,040	3,562
Total Electric Products-Miscellaneous		3,562
Electric-Integrated — 1.9%

Allegheny Energy	37,450	2,382
Entergy	23,775	2,842
Northeast Utilities	182,950	5,728
Total Electric-Integrated		10,952
Electric-Transmission — 0.8%
ITC Holdings	82,000	4,626
Total Electric-Transmission		4,626
Electronic Components-Semiconductors — 2.3%
Cavium Networks*	57,292	1,319
MEMC Electronic Materials*	54,420	4,816
Microchip Technology	66,100	2,077
NVIDIA*	94,910	3,229
Silicon Laboratories*	46,030	1,723
Total Electronic Components-Semiconductors		13,164
Electronic Measuring Instruments — 0.7%
Itron*	39,375	3,779
Total Electronic Measuring Instruments		3,779
Electronics-Military — 1.1%
L-3 Communications Holdings	61,800	6,547
Total Electronics-Military		6,547
Energy-Alternate Sources — 0.8%
First Solar*	17,700	4,728
Total Energy-Alternate Sources		4,728
Engineering/R&D Services — 2.5%
EMCOR Group*	96,900	2,290
McDermott International*	164,254	9,696
Shaw Group*	42,510	2,569
Total Engineering/R&D Services		14,555
Entertainment Software — 1.2%
Activision*	87,900	2,611
Electronic Arts *	71,870	4,198
Total Entertainment Software		6,809
Fiduciary Banks — 0.7%
Northern Trust	51,930	3,977
Total Fiduciary Banks		3,977
Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding*	223,690	4,487
Total Finance-Investment Banker/Broker		4,487
Finance-Other Services — 2.2%
CME Group	5,525	3,790
IntercontinentalExchange*	24,720	4,759
Nymex Holdings	30,360	4,056
Total Finance-Other Services		12,605
Food-Baking — 0.7%
Flowers Foods	173,425	4,060
Total Food-Baking		4,060
Food-Confectionery — 0.5%
WM Wrigley Jr.	51,680	3,026
Total Food-Confectionery		3,026
Food-Miscellaneous/Diversified — 0.4%
HJ Heinz	51,660	2,411
Total Food-Miscellaneous/Diversified		2,411
Food-Wholesale/Distribution — 0.5%
United Natural Foods*	84,900	2,693
Total Food-Wholesale/Distribution		2,693

Funeral Services & Related Items — 0.4%
Service Corp International	158,075	2,221
Total Funeral Services & Related Items		2,221
Hazardous Waste Disposal — 1.4%
Stericycle*	132,210	7,853
Total Hazardous Waste Disposal		7,853
Home Furnishings — 0.5%
Tempur-Pedic International	102,700	2,667
Total Home Furnishings		2,667
Independent Power Producer — 0.7%
NRG Energy*	89,970	3,899
Total Independent Power Producer		3,899
Industrial Audio & Video Products — 0.5%
Dolby Laboratories, Cl A*	58,920	2,930
Total Industrial Audio & Video Products		2,930
Industrial Gases — 2.2%
Air Products & Chemicals	38,580	3,805
Airgas	96,725	5,040
Praxair	42,900	3,806
Total Industrial Gases		12,651
Instruments-Scientific — 0.2%
Waters *	17,690	1,399
Total Instruments-Scientific		1,399
Insurance Brokers — 0.4%
AON	48,900	2,332
Total Insurance Brokers		2,332
Internet Infrastructure Software — 0.3%
Akamai Technologies*	53,200	1,841
Total Internet Infrastructure Software		1,841
Internet Security — 1.7%
McAfee *	37,080	1,391
Vasco Data Security International*	119,300	3,331
VeriSign*	129,880	4,885
Total Internet Security		9,607
Internet Telephony — 0.5%
j2 Global Communications*	133,600	2,828
Total Internet Telephony		2,828
Investment Management/Advisory Services — 3.7%
Affiliated Managers Group*	58,945	6,924
Blackrock	27,690	6,003
Eaton Vance	76,175	3,459
T Rowe Price Group	79,660	4,850
Total Investment Management/Advisory Services		21,236
Leisure & Recreational Products — 0.7%
WMS Industries*	113,490	4,158
Total Leisure & Recreational Products		4,158
Machinery-Farm — 0.7%
AGCO*	57,990	3,942
Total Machinery-Farm		3,942
Machinery-General Industry — 0.4%
Manitowoc	47,940	2,341
Total Machinery-General Industry		2,341
Machinery-Pumps — 0.7%
Flowserve	40,340	3,881
Total Machinery-Pumps		3,881

Medical Instruments — 0.8%
Intuitive Surgical*	11,350	3,683
Techne*	9,925	655
Total Medical Instruments		4,338
Medical Labs & Testing Services — 0.5%
Laboratory Corp of America Holdings*	39,850	3,010
Total Medical Labs & Testing Services		3,010
Medical Products — 0.6%
Henry Schein*	37,160	2,282
West Pharmaceutical Services	33,225	1,348
Total Medical Products		3,630
Medical-Biomedical/Genetic — 1.0%
Alexion Pharmaceuticals*	37,700	2,829
Charles River Laboratories International *	35,720	2,350
Vertex Pharmaceuticals*	29,900	694
Total Medical-Biomedical/Genetic		5,873
Medical-Drugs — 1.2%
Allergan	65,190	4,188
Shire ADR	39,550	2,727
Total Medical-Drugs		6,915
Metal Processors & Fabricators — 0.7%
Precision Castparts	29,100	4,036
Total Metal Processors & Fabricators		4,036
Multi-Line Insurance — 0.6%
Assurant	52,150	3,489
Total Multi-Line Insurance		3,489
Networking Products — 1.4%
Atheros Communications*	66,580	2,033
Foundry Networks*	100,970	1,769
Juniper Networks*	127,630	4,237
Total Networking Products		8,039
Non-Hazardous Waste Disposal — 0.2%
Waste Connections*	43,570	1,346
Total Non-Hazardous Waste Disposal		1,346
Office Furnishings-Original — 0.2%
Interface, Cl A	83,150	1,357
Total Office Furnishings		1,357
Oil & Gas Drilling — 1.1%
Atlas America	26,625	1,576
Diamond Offshore Drilling	31,740	4,507
Total Oil & Gas Drilling		6,083
Oil Companies-Exploration & Production — 3.8%
Chesapeake Energy	92,000	3,606
Quicksilver Resources*	63,770	3,800
Range Resources	113,430	5,826
Southwestern Energy*	57,920	3,227
XTO Energy	101,593	5,218
Total Oil Companies-Exploration & Production		21,677
Oil Field Machinery & Equipment — 1.5%
FMC Technologies*	78,750	4,465
National Oilwell Varco*	54,580	4,009
Total Oil Field Machinery & Equipment		8,474
Oil-Field Services — 2.6%
Core Laboratories*	23,000	2,869
Exterran Holdings*	15,820	1,294
Oil States International*	47,625	1,625

Superior Energy Services*	98,006	3,373
Weatherford International*	85,345	5,855
Total Oil-Field Services		15,016
Pharmacy Services — 1.2%
Express Scripts*	97,095	7,088
Total Pharmacy Services		7,088
Physical Therapy/Rehabilitation Centers — 0.4%
Psychiatric Solutions*	70,025	2,276
Total Physical Therapy/Rehabilitation Centers		2,276
Pipelines — 2.2%
Equitable Resources	110,125	5,867
Questar	44,150	2,389
Williams	125,350	4,485
Total Pipelines		12,741
Printing-Commercial — 0.5%
VistaPrint*	70,940	3,040
Total Printing-Commercial		3,040
Private Corrections — 0.6%
Corrections Corp of America*	111,875	3,301
Total Private Corrections		3,301
Property/Casualty Insurance — 0.6%
ProAssurance*	59,600	3,273
Total Property/Casualty Insurance		3,273
Racetracks — 1.1%
Penn National Gaming*	109,400	6,515
Total Racetracks		6,515
Real Estate Management/Services — 0.4%
Jones Lang LaSalle	33,225	2,364
Total Real Estate Management/Services		2,364
Reinsurance — 0.7%
Axis Capital Holdings	107,050	4,172
Total Reinsurance		4,172
REITs-Diversified — 0.2%
iStar Financial	46,800	1,219
Total REITs-Diversified		1,219
Respiratory Products — 0.6%
Resmed*	63,775	3,350
Total Respiratory Products		3,350
Retail-Apparel/Shoe — 1.5%
Guess ?	81,740	3,097
Polo Ralph Lauren	27,550	1,702
Under Armour, Cl A*	46,370	2,025
Urban Outfitters *	52,830	1,440
Total Retail-Apparel/Shoe		8,264
Retail-Automobile — 0.2%
Penske Auto Group	78,300	1,367
Total Retail-Automobile		1,367
Retail-Computer Equipment — 2.1%
GameStop, Cl A*	198,645	12,338
Total Retail-Computer Equipment		12,338
Retail-Jewelry — 0.5%
Tiffany	64,825	2,984
Total Retail-Jewelry		2,984
Retail-Restaurants — 0.7%
Yum! Brands	112,110	4,290

Total Retail-Restaurants		4,290
Retail-Sporting Goods — 0.7%
Dick's Sporting Goods*	154,550	4,290
Total Retail-Sporting Goods		4,290
Schools — 1.0%
Apollo Group, Cl A*	58,100	4,076
New Oriental Education & Technology Group ADR*	17,650	1,422
Total Schools		5,498
Semiconductor Components-Integrated Circuits — 0.3%
Cypress Semiconductor*	51,760	1,865
Total Semiconductor Components-Integrated Circuits		1,865
Semiconductor Equipment — 0.9%
Formfactor*	54,800	1,814
Varian Semiconductor Equipment Associates*	92,965	3,440
Total Semiconductor Equipment		5,254
Steel-Producers — 1.2%
Carpenter Technology	51,350	3,860
Steel Dynamics	42,300	2,520
Total Steel-Producers		6,380
Telecommunications Equipment — 0.8%
CommScope*	98,775	4,861
Total Telecommunications Equipment		4,861
Television — 0.4%
Central European Media Enterprises, Cl A*	19,200	2,227
Total Television		2,227
Therapeutics — 1.3%
BioMarin Pharmaceuticals*	148,075	5,242
United Therapeutics *	21,280	2,078
Total Therapeutics		7,320
Transactional Software — 0.3%
VeriFone Holdings*	63,250	1,470
Total Transactional Software		1,470
Transport-Marine — 0.4%
Tidewater	35,030	1,922
Total Transport-Marine		1,922
Transport-Services — 1.4%
CH Robinson Worldwide	53,540	2,898
Expeditors International Washington	109,310	4,884
Total Transport-Services		7,782
Veterinary Diagnostics — 1.1%
VCA Antech*	140,675	6,222
Total Veterinary Diagnostics		6,222
Web Hosting/Design — 0.3%
Equinix*	15,960	1,613
Total Web Hosting/Design		1,613
Web Portals/ISP — 0.3%
Sina*	37,140	1,646
Total Web Portals/ISP		1,646
Wire & Cable Products — 1.7%
Belden	63,550	2,828
General Cable*	96,025	7,037
Total Wire & Cable Products		9,865
Wireless Equipment — 1.4%
Crown Castle International*	167,223	6,956
SBA Communications, Cl A*	40,480	1,370

Total Wireless Equipment		8,326
X-Ray Equipment — 1.3%
Hologic*	111,147	7,629
Total X-Ray Equipment		7,629
Total Common Stock (Cost $431,355)		570,386
Investment Company — 0.2%
Growth-Mid Cap — 0.2%
Midcap SPDR Trust, Series 1	9,200	1,427
Total Growth-Mid Cap		1,427
Total Investment Company (Cost $1,401)		1,427
Money Market Fund — 0.8%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	4,402,782	4,403
Total Money Market Fund (Cost $4,403)		4,403
Total Investments — 100.2% (Cost $437,159)†		576,216
Other Assets and Liabilities, Net — (0.2%)		(1,450)
Total Net Assets — 100.0%		$574,766

* Non-income producing security.

(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
R&D — Research & Development
REITs — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $437,159 (000) and the unrealized appreciation and depreciation were $150,090 (000) and $(11,033) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Heitman REIT Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.6%
Real Estate Operations/Development - 1.4%
Brookfield Properties	80,330	$1,546
Total Real Estate Operations/Development		1,546
REITs-Apartments - 11.5%
AvalonBay Communities	51,303	4,830
BRE Properties	19,623	795
Camden Property Trust	52,424	2,524
Equity Residential	71,877	2,621
Essex Property Trust	16,725	1,631
Total REITs-Apartments		12,401
REITs-Diversified - 8.7%
Digital Realty Trust	56,446	2,166
PS Business Parks	12,846	675
Vornado Realty Trust	73,966	6,505
Total REITs-Diversified		9,346
REITs-Health Care - 8.3%
Health Care	51,615	2,307
Nationwide Health Properties	105,606	3,313
Ventas	70,870	3,207
Total REITs-Health Care		8,827
REITs-Hotels - 6.2%
DiamondRock Hospitality	92,857	1,391
Host Hotels & Resorts	262,147	4,467
LaSalle Hotel Properties	23,731	757
Total REITs-Hotels		6,615
REITs-Office Property - 15.1%
BioMed Realty Trust	90,968	2,108
Boston Properties	52,816	4,849
Corporate Office Properties	10,692	337
Highwoods Properties	68,290	2,006
Kilroy Realty	46,962	2,581
SL Green Realty	46,359	4,333
Total REITs-Office Property		16,214
REITs-Regional Malls - 17.4%
General Growth Properties	112,945	4,651
Macerich	29,700	2,111
Simon Property Group	107,903	9,373
Taubman Centers	52,002	2,558
Total REITs-Regional Malls		18,693
REITs-Shopping Centers - 11.4%
Acadia Realty Trust	50,233	1,286
Federal Realty Investment	38,520	3,165
Kimco Realty	83,960	3,056
Kite Realty Group Trust	69,114	1,055
Regency Centers	57,873	3,732
Total REITs-Shopping Centers		12,294
REITs-Storage - 4.8%
Public Storage	70,676	5,188
Total REITs-Storage		5,188
REITs-Warehouse/Industrial - 9.8%
AMB Property	72,661	4,182

EastGroup Properties	24,886	1,041
Prologis	83,102	5,267
Total REITs-Warehouse/Industrial		10,490
Total Common Stock (Cost $87,839)		101,614
Money Market Fund - 2.9%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	3,159,829	3,160
Total Money Market Fund (Cost $3,160)		3,160
Total Investments - 97.5% (Cost $90,999) †		104,774
Other Assets and Liabilities, Net - 2.5%		2,671
Total Net Assets 100.0%		$107,445

(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
REITs — Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $90,999 (000), and the unrealized appreciation and depreciation were $20,587 (000) and $(6,812) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Large Cap Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.5%
Applications Software - 6.2%
Microsoft	123,130	$4,384
Total Applications Software		4,384
Cable TV - 4.5%
Comcast, Special Cl A*	107,190	1,942
Time Warner Cable, Cl A*	44,300	1,223
Total Cable TV		3,165
Chemicals-Diversified - 2.7%
E.I. du Pont de Nemours	43,740	1,929
Total Chemicals-Diversified		1,929
Computers-Memory Devices - 2.6%
EMC*	97,820	1,813
Total Computers-Memory Devices		1,813
Data Processing/Management - 1.9%
Automatic Data Processing	28,710	1,278
Total Data Processing/Management		1,278
Diversified Manufacturing Operations - 8.5%
3M	24,980	2,106
General Electric	103,640	3,842
Total Diversified Manufacturing Operations		5,948
Electronic Components-Miscellaneous - 0.8%
Tyco Electronics	14,975	556
Total Electronic Components-Miscellaneous		556
Finance-Investment Banker/Broker - 2.2%
Morgan Stanley	28,970	1,539
Total Finance-Investment Banker/Broker		1,539
Internet Security - 2.5%
Symantec*	109,267	1,764
Total Internet Security		1,764
Life/Health Insurance - 1.9%
Aflac	21,500	1,347
Total Life/Health Insurance		1,347
Medical Instruments - 2.6%
Medtronic	36,670	1,843
Total Medical Instruments		1,843
Medical-Biomedical/Genetic - 2.1%
Amgen*	32,600	1,514
Total Medical-Biomedical/Genetic		1,514
Medical-Drugs - 7.8%
Pfizer	148,140	3,367
Wyeth	49,460	2,186
Total Medical-Drugs		5,553
Medical-Generic Drugs - 1.9%
Teva Pharmaceutical Industries ADR	28,600	1,329
Total Medical-Generic Drugs		1,329
Metal Processors & Fabricators - 1.7%
Sterlite Industries ADR*	45,310	1,181
Total Metal Processors & Fabricators		1,181

Metal-Aluminum - 3.4%
Alcoa	66,350	2,425
Total Metal-Aluminum		2,425
Multi-Line Insurance - 4.6%
American International Group	55,510	3,236
Total Multi-Line Insurance		3,236
Networking Products - 3.5%
Cisco Systems*	92,740	2,510
Total Networking Products		2,510
Non-Hazardous Waste Disposal - 4.2%
Waste Management	91,490	2,989
Total Non-Hazardous Waste Disposal		2,989
Oil Companies-Integrated - 2.0%
ConocoPhillips	16,400	1,448
Total Oil Companies-Integrated		1,448
Pipelines - 5.1%
El Paso	211,230	3,642
Total Pipelines		3,642
Property/Casualty Insurance - 1.9%
Progressive	49,000	939
Travelers	7,960	428
Total Property/Casualty Insurance		1,367
Reinsurance - 3.0%
Berkshire Hathaway, Cl A*	15	2,124
Total Reinsurance		2,124
Retail-Discount - 2.9%
Wal-Mart Stores	43,550	2,070
Total Retail-Discount		2,070
Retail-Drug Store - 5.5%
CVS Caremark	27,220	1,082
Walgreen	73,180	2,787
Total Retail-Drug Store		3,869
Retail-Restaurants - 0.6%
Starbucks*	17,300	354
Total Retail-Restaurants		354
Semiconductor Components-Integrated Circuits - 7.3%
Maxim Integrated Products	196,240	5,196
Total Semiconductor Components-Integrated Circuits		5,196
Telephone-Integrated - 0.8%
Sprint Nextel	44,500	584
Total Telephone-Integrated		584
Wireless Equipment - 2.8%
Qualcomm	51,150	2,013
Total Wireless Equipment		2,013
Total Common Stock (Cost $64,527)		68,970
Money Market Fund - 2.9%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	2,043,489	2,043
Total Money Market Fund (Cost $2,043)		2,043
Total Investments - 100.4% (Cost $66,570)†		71,013
Other Assets and Liabilities, Net - (0.4%)		(273)
Total Net Assets 100.0%		$70,740

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class

Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $66,570 (000) and the unrealized appreciation and depreciation were $8,410 (000) and $(3,967) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.8%
Aerospace/Defense - 0.6%
Boeing	6,500	$568
Total Aerospace/Defense		568
Agricultural Chemicals - 3.0%
Monsanto	20,070	2,242
Mosaic*	3,760	355
Total Agricultural Chemicals		2,597
Agricultural Operations - 1.0%
Archer-Daniels-Midland	9,070	421
Bunge	3,690	430
Total Agricultural Operations		851
Applications Software - 3.7%
Microsoft	90,850	3,234
Total Applications Software		3,234
Athletic Footwear - 0.6%
Nike, Cl B	8,360	537
Total Athletic Footwear		537
Auto/Truck Parts & Equipment-Original - 0.3%
Johnson Controls	7,310	263
Total Auto/Truck Parts & Equipment-Original		263
Auto-Cars/Light Trucks - 0.4%
Daimler	3,850	368
Total Auto-Cars/Light Trucks		368
Beverages-Non-Alcoholic - 3.4%
Coca-Cola	21,560	1,323
PepsiCo	21,570	1,637
Total Beverages-Non-Alcoholic		2,960
Beverages-Wine/Spirits - 0.4%
Diageo, ADR	4,400	378
Total Beverages-Wine/Spirits		378
Building-Heavy Construction - 0.5%
Chicago Bridge & Iron	7,780	470
Total Building-Heavy Construction		470
Casino Hotels - 0.5%
Las Vegas Sands*	3,950	407
Total Casino Hotels		407
Casino Services - 0.8%
International Game Technology	16,450	723
Total Casino Services		723
Cellular Telecommunications - 1.9%
America Movil, Ser L ADR	7,200	442
Millicom International Cellular*	4,060	479
Vimpel-Communications ADR	18,300	761
Total Cellular Telecommunications		1,682
Coal - 1.1%
Consol Energy	13,330	953
Total Coal		953
Computer Services - 0.5%
Cognizant Technology Solutions, Cl A*	12,320	418
Total Computer Services		418

Computers - 4.5%
Apple*	10,660	2,112
Hewlett-Packard	14,600	737
International Business Machines	10,555	1,141
Total Computers		3,990
Consulting Services - 0.9%
Accenture, Cl A	22,900	825
Total Consulting Services		825
Cosmetics & Toiletries - 1.6%
Colgate-Palmolive	4,980	388
Procter & Gamble	13,900	1,021
Total Cosmetics & Toiletries		1,409
Data Processing/Management - 2.1%
Fiserv*	17,600	977
MasterCard, Cl A	4,140	891
Total Data Processing/Management		1,868
Disposable Medical Products - 0.8%
C.R. Bard	7,200	683
Total Disposable Medical Products		683
Diversified Manufacturing Operations - 4.6%
Danaher	6,300	553
General Electric	10,920	405
Illinois Tool Works	14,300	766
Roper Industries	5,830	365
Siemens ADR	6,140	966
Textron	13,510	963
Total Diversified Manufacturing Operations		4,018
E-Commerce/Products - 0.5%
Amazon.com*	4,830	447
Total E-Commerce/Products		447
E-Commerce/Services - 0.9%
eBay*	22,600	750
Total E-Commerce/Services		750
Electric Products-Miscellaneous - 0.6%
Emerson Electric	8,600	487
Total Electric Products-Miscellaneous		487
Electric-Integrated - 0.9%
Constellation Energy Group	7,640	783
Total Electric-Integrated		783
Electronic Components-Semiconductors - 4.3%
Intel	106,950	2,851
Texas Instruments	27,000	902
Total Electronic Components-Semiconductors		3,753
Energy-Alternate Sources - 1.1%
Suntech Power Holdings ADR	3,140	258
Sunpower, Cl A*	5,160	673
Total Energy-Alternate Sources		931
Engineering/R&D Services - 3.3%
ABB ADR	37,460	1,079
Jacobs Engineering Group*	13,800	1,319
McDermott International*	9,000	531
Total Engineering/R&D Services		2,929
Engines-Internal Combustion - 0.5%
Cummins	3,635	463
Total Engines-Internal Combustion		463
Entertainment Software - 1.2%

Electronic Arts *	18,760	1,096
Total Entertainment Software		1,096
Fiduciary Banks - 1.8%
Northern Trust	7,060	541
State Street	12,545	1,019
Total Fiduciary Banks		1,560
Finance-Investment Banker/Broker - 2.6%
Charles Schwab	33,450	855
Goldman Sachs Group	3,950	849
Morgan Stanley	10,290	547
Total Finance-Investment Banker/Broker		2,251
Finance-Other Services - 2.6%
CME Group	1,250	858
IntercontinentalExchange*	4,000	770
Nymex Holdings	5,220	697
Total Finance-Other Services		2,325
Hotels & Motels - 0.6%
Marriott International, Cl A	15,300	523
Total Hotels & Motels		523
Independent Power Producer - 0.6%
NRG Energy*	12,630	547
Total Independent Power Producer		547
Industrial Automation/Robot - 1.2%
Rockwell Automation	15,400	1,062
Total Industrial Automation/Robot		1,062
Industrial Gases - 1.1%
Praxair	10,670	947
Total Industrial Gases		947
Instruments-Scientific - 1.0%
Thermo Fisher Scientific*	8,270	477
Waters *	4,680	370
Total Instruments-Scientific		847
Insurance Brokers - 0.6%
AON	11,140	531
Total Insurance Brokers		531
Internet Security - 0.3%
VeriSign*	8,130	306
Total Internet Security		306
Investment Management/Advisory Services - 3.2%
Blackrock	2,030	440
Franklin Resources	7,385	845
T Rowe Price Group	24,960	1,520
Total Investment Management/Advisory Services		2,805
Life/Health Insurance - 1.0%
Aflac	13,890	870
Total Life/Health Insurance		870
Machinery-Construction & Mining - 0.4%
Terex*	4,800	315
Total Machinery-Construction & Mining		315
Machinery-Farm - 1.4%
AGCO*	6,600	449
Deere & Co	8,470	789
Total Machinery-Farm		1,238
Medical Instruments - 0.4%
Intuitive Surgical*	1,160	376

Total Medical Instruments		376
Medical Products - 3.5%
Baxter International	11,680	678
Becton Dickinson	11,300	944
Johnson & Johnson	13,940	930
Stryker	7,400	553
Total Medical Products		3,105
Medical-Biomedical/Genetic - 1.7%
Amgen*	15,700	729
Genentech*	5,460	366
Genzyme*	5,010	373
Total Medical-Biomedical/Genetic		1,468
Medical-Drugs - 3.2%
Abbott Laboratories	16,000	898
Allergan	7,960	511
Merck	17,870	1,038
Shire ADR	5,640	389
Total Medical-Drugs		2,836
Medical-HMO - 1.2%
Aetna	18,100	1,045
Total Medical-HMO		1,045
Multi-Line Insurance - 0.4%
American International Group	5,900	344
Total Multi-Line Insurance		344
Networking Products - 2.7%
Cisco Systems*	86,930	2,353
Total Networking Products		2,353
Oil & Gas Drilling - 0.8%
Diamond Offshore Drilling	4,790	680
Total Oil & Gas Drilling		680
Oil Companies-Exploration & Production - 1.4%
Southwestern Energy*	7,380	411
XTO Energy	15,193	780
Total Oil Companies-Exploration & Production		1,191
Oil Companies-Integrated - 0.8%
Petroleo Brasileiro ADR	5,990	690
Total Oil Companies-Integrated		690
Oil Field Machinery & Equipment - 2.2%
Cameron International*	27,420	1,320
National Oilwell Varco*	8,000	588
Total Oil Field Machinery & Equipment		1,908
Oil-Field Services - 2.4%
Halliburton	20,600	781
Schlumberger	5,100	502
Smith International	10,900	805
Total Oil-Field Services		2,088
Pharmacy Services - 1.3%
Express Scripts*	8,900	650
Medco Health Solutions*	5,060	513
Total Pharmacy Services		1,163
Pipelines - 0.9%
Williams	21,690	776
Total Pipelines		776
Retail-Computer Equipment - 0.4%
GameStop, Cl A*	5,660	352

Total Retail-Computer Equipment		352
Retail-Jewelry - 0.6%
Tiffany	11,700	539
Total Retail-Jewelry		539
Retail-Restaurants - 1.2%
McDonald's	12,300	725
Yum! Brands	8,630	330
Total Retail-Restaurants		1,055
Schools - 0.4%
Apollo Group, Cl A*	5,450	382
Total Schools		382
Semiconductor Equipment - 0.7%
Applied Materials	35,020	622
Total Semiconductor Equipment		622
Software Tools - 0.3%
VMware, Cl A*	2,770	235
Total Software Tools		235
Telephone-Integrated - 0.5%
AT&T	11,010	458
Total Telephone-Integrated		458
Therapeutics - 0.8%
Gilead Sciences*	15,960	734
Total Therapeutics		734
Toys - 0.5%
Nintendo ADR	5,330	399
Total Toys		399
Transport-Rail - 0.5%
Union Pacific	3,250	408
Total Transport-Rail		408
Web Portals/ISP - 3.4%
Google, Cl A*	4,310	2,980
Total Web Portals/ISP		2,980
Wireless Equipment - 1.7%
Nokia ADR	16,200	622
Qualcomm	22,400	881
Total Wireless Equipment		1,503
Total Common Stock (Cost $69,683)		86,658
Money Market Fund - 2.1%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	1,880,500	1,881
Total Money Market Fund (Cost $1,881)		1,881
Total Investments - 100.9% (Cost $71,564) †		88,539
Other Assets and Liabilities, Net - (0.9%)		(797)
Total Net Assets 100.0%		$87,742

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Ser — Series
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $71,564 (000), and the unrealized appreciation and depreciation were $18,448 (000) and $(1,473) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Large Cap Growth Concentrated Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.5%
Agricultural Chemicals - 3.8%
Monsanto	40,430	$4,516
Total Agricultural Chemicals		4,516
Agricultural Operations - 2.2%
Bunge	22,620	2,633
Total Agricultural Operations		2,633
Applications Software - 1.4%
Microsoft	45,500	1,620
Total Applications Software		1,620
Auto-Cars/Light Trucks - 1.2%
Daimler	14,920	1,427
Total Auto-Cars/Light Trucks		1,427
Beverages-Non-Alcoholic - 3.3%
PepsiCo	51,090	3,878
Total Beverages-Non-Alcoholic		3,878
Casino Hotels - 1.1%
Las Vegas Sands*	13,120	1,352
Total Casino Hotels		1,352
Casino Services - 1.4%
International Game Technology	37,200	1,634
Total Casino Services		1,634
Cellular Telecommunications - 1.9%
Vimpel-Communications ADR	54,840	2,281
Total Cellular Telecommunications		2,281
Computer Services - 1.1%
Cognizant Technology Solutions, Cl A*	37,200	1,263
Total Computer Services		1,263
Computers - 5.6%
Apple*	21,790	4,316
Hewlett-Packard	22,200	1,121
International Business Machines	12,800	1,384
Total Computers		6,821
Consulting Services - 0.9%
Accenture, Cl A	29,400	1,059
Total Consulting Services		1,059
Cosmetics & Toiletries - 1.1%
Procter & Gamble	17,700	1,300
Total Cosmetics & Toiletries		1,300
Data Processing/Management - 2.5%
Fiserv*	21,500	1,193
MasterCard, Cl A	8,300	1,786
Total Data Processing/Management		2,979
Diversified Manufacturing Operations - 6.1%
Danaher	19,600	1,720
General Electric	28,100	1,042
Illinois Tool Works	33,400	1,788
Siemens ADR	9,020	1,419
Textron	17,500	1,248
Total Diversified Manufacturing Operations		7,217

E-Commerce/Services - 1.0%
eBay*	37,200	1,235
Total E-Commerce/Services		1,235
Electric-Integrated - 1.9%
Constellation Energy Group	21,480	2,202
Total Electric-Integrated		2,202
Electronic Components-Semiconductors - 5.1%
Intel	167,020	4,453
Texas Instruments	46,900	1,566
Total Electronic Components-Semiconductors		6,019
Energy-Alternate Sources - 1.9%
Sunpower, Cl A*	16,950	2,210
Total Energy-Alternate Sources		2,210
Engineering/R&D Services - 3.3%
Jacobs Engineering Group*	30,300	2,897
McDermott International*	17,800	1,051
Total Engineering/R&D Services		3,948
Entertainment Software - 0.8%
Electronic Arts *	16,900	987
Total Entertainment Software		987
Finance-Investment Banker/Broker - 3.5%
Charles Schwab	43,790	1,119
Goldman Sachs Group	7,630	1,641
Morgan Stanley	27,100	1,439
Total Finance-Investment Banker/Broker		4,199
Finance-Other Services - 3.2%
CME Group	3,050	2,092
IntercontinentalExchange*	8,610	1,657
Total Finance-Other Services		3,749
Hotels & Motels - 1.3%
Marriott International, Cl A	43,600	1,490
Total Hotels & Motels		1,490
Industrial Gases - 1.0%
Praxair	13,500	1,198
Total Industrial Gases		1,198
Insurance Brokers - 1.5%
AON	37,280	1,778
Total Insurance Brokers		1,778
Investment Management/Advisory Services - 3.4%
Franklin Resources	15,300	1,751
T Rowe Price Group	38,280	2,330
Total Investment Management/Advisory Services		4,081
Machinery-Farm - 2.6%
AGCO*	15,300	1,040
Deere	22,560	2,101
Total Machinery-Farm		3,141
Medical Products - 4.5%
Baxter International	45,560	2,645
Becton Dickinson	18,500	1,546
Johnson & Johnson	17,400	1,161
Total Medical Products		5,352
Medical-Biomedical/Genetic - 0.8%
Amgen*	20,200	938
Total Medical-Biomedical/Genetic		938
Medical-Drugs - 3.1%
Abbott Laboratories	28,800	1,617

Allergan	32,270	2,073
Total Medical-Drugs		3,690
Medical-HMO - 1.1%
Aetna	22,000	1,270
Total Medical-HMO		1,270
Multi-Line Insurance - 0.7%
American International Group	15,100	880
Total Multi-Line Insurance		880
Networking Products - 3.5%
Cisco Systems*	155,170	4,200
Total Networking Products		4,200
Oil Companies-Integrated - 2.2%
Petroleo Brasileiro ADR	22,230	2,562
Total Oil Companies-Integrated		2,562
Oil Field Machinery & Equipment - 2.1%
Cameron International*	51,000	2,455
Total Oil Field Machinery & Equipment		2,455
Oil-Field Services - 3.5%
Halliburton	46,400	1,759
Schlumberger	14,480	1,424
Smith International	14,000	1,034
Total Oil-Field Services		4,217
Pharmacy Services - 0.7%
Express Scripts*	11,800	861
Total Pharmacy Services		861
Retail-Jewelry - 0.8%
Tiffany	21,700	999
Total Retail-Jewelry		999
Retail-Restaurants - 1.1%
Yum! Brands	33,530	1,283
Total Retail-Restaurants		1,283
Semiconductor Equipment - 1.1%
Applied Materials	74,120	1,316
Total Semiconductor Equipment		1,316
Software Tools - 1.0%
VMware, Cl A*	13,280	1,129
Total Software Tools		1,129
Telecommunications Equipment-Fiber Optics - 0.9%
Corning	44,300	1,063
Total Telecommunications Equipment-Fiber Optics		1,063
Therapeutics - 2.3%
Gilead Sciences*	58,510	2,692
Total Therapeutics		2,692
Toys - 0.8%
Nintendo ADR	12,890	965
Total Toys		965
Web Portals/ISP - 4.2%
Google, Cl A*	7,185	4,968
Total Web Portals/ISP		4,968
Total Common Stock (Cost $95,353)		117,057
Money Market Fund - 1.3%
Dreyfus Cash Management Fund, Institutional Class
4.850% (A)	1,576,039	1,576
Total Money Market Fund (Cost $1,576)		1,576
Total Investments - 99.8% (Cost $96,929) †		118,633

Other Assets and Liabilities, Net - 0.2%	184
Total Net Assets 100.0%	$118,817

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $96,929 (000), and the unrealized appreciation and depreciation were $24,688 (000) and $(2,984) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Mid-Cap Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.0%
Aerospace/Defense-Equipment - 1.7%
DRS Technologies	35,529	$1,928
Goodrich	19,210	1,356
Total Aerospace/Defense-Equipment		3,284
Airlines - 1.9%
Delta Air Lines*	95,850	1,427
UAL*	29,245	1,043
US Airways Group*	79,560	1,170
Total Airlines		3,640
Applications Software - 3.2%
Citrix Systems*	67,630	2,571
Intuit*	115,075	3,638
Total Applications Software		6,209
Chemicals-Specialty - 0.4%
Chemtura	95,390	744
Total Chemicals-Specialty		744
Coal - 1.3%
Arch Coal	53,550	2,406
Total Coal		2,406
Communications Software - 0.8%
Avid Technology*	53,830	1,526
Total Communications Software		1,526
Containers-Paper/Plastic - 2.9%
Sealed Air	126,275	2,922
Sonoco Products	79,560	2,600
Total Containers-Paper/Plastic		5,522
Data Processing/Management - 1.6%
Fiserv*	56,710	3,147
Total Data Processing/Management		3,147
Dialysis Centers - 0.5%
DaVita*	17,750	1,000
Total Dialysis Centers		1,000
Diversified Manufacturing Operations - 1.9%
Dover	77,545	3,574
Total Diversified Manufacturing Operations		3,574
E-Commerce/Services - 4.3%
Expedia*	117,596	3,718
Liberty Media - Interactive, Cl A*	231,786	4,422
Total E-Commerce/Services		8,140
Electronic Components-Miscellaneous - 1.0%
Flextronics International*	158,240	1,908
Total Electronic Components-Miscellaneous		1,908
Electronic Components-Semiconductors - 7.9%
Broadcom, Cl A*	72,180	1,887
DSP Group*	223,510	2,727
Fairchild Semiconductor International*	165,690	2,391
Qlogic*	203,820	2,894
Semtech*	169,520	2,631
SiRF Technology Holdings*	102,370	2,573
Total Electronic Components-Semiconductors		15,103

Finance-Consumer Loans - 1.1%
First Marblehead	42,890	656
SLM	67,530	1,360
Total Finance-Consumer Loans		2,016
Finance-Investment Banker/Broker - 2.0%
Greenhill	9,093	605
Interactive Brokers Group, Cl A*	99,691	3,222
Total Finance-Investment Banker/Broker		3,827
Finance-Other Services - 1.6%
Asset Acceptance Capital	167,445	1,743
MF Global*	44,790	1,410
Total Finance-Other Services		3,153
Food-Wholesale/Distribution - 0.4%
United Natural Foods*	22,020	698
Total Food-Wholesale/Distribution		698
Gas-Distribution - 0.9%
WGL Holdings	50,200	1,645
Total Gas-Distribution		1,645
Hotels & Motels - 0.7%
Wyndham Worldwide	58,670	1,382
Total Hotels & Motels		1,382
Human Resources - 2.3%
Hewitt Associates, Cl A*	114,710	4,392
Total Human Resources		4,392
Independent Power Producer - 1.3%
Mirant*	45,350	1,768
Reliant Energy*	30,975	813
Total Independent Power Producer		2,581
Industrial Automation/Robot - 0.7%
Cognex	70,645	1,423
Total Industrial Automation/Robot		1,423
Investment Companies - 0.5%
KKR Financial Holdings	67,774	952
Total Investment Companies		952
Investment Management/Advisory Services - 1.0%
Federated Investors, Cl B	46,590	1,918
Total Investment Management/Advisory Services		1,918
Linen Supply & Related Items - 1.3%
Cintas	75,204	2,528
Total Linen Supply & Related Items		2,528
Machinery-Print Trade - 0.6%
Zebra Technologies, Cl A*	30,780	1,068
Total Machinery-Print Trade		1,068
Medical Labs & Testing Services - 1.2%
MDS*	38,072	741
Quest Diagnostics	31,180	1,649
Total Medical Labs & Testing Services		2,390
Medical-Biomedical/Genetic - 1.3%
Invitrogen*	27,074	2,529
Total Medical-Biomedical/Genetic		2,529
Medical-Drugs - 1.7%
Angiotech Pharmaceuticals*	245,390	854
Forest Laboratories*	65,790	2,398
Total Medical-Drugs		3,252
Medical-Generic Drugs - 1.5%

Barr Pharmaceuticals*	53,686	2,851
Total Medical-Generic Drugs		2,851
Medical-HMO - 1.3%
Magellan Health Services*	54,544	2,543
Total Medical-HMO		2,543
Medical-Outpatient/Home Medical - 1.9%
Lincare Holdings*	103,340	3,633
Total Medical-Outpatient/Home Medical		3,633
Metal Processors & Fabricators - 1.3%
Haynes International*	9,159	637
Sterlite Industries ADR*	70,068	1,827
Total Metal Processors & Fabricators		2,464
Motion Pictures & Services - 0.8%
Macrovision*	81,435	1,493
Total Motion Pictures & Services		1,493
Multimedia - 0.6%
EW Scripps, Cl A	25,400	1,143
Total Multimedia		1,143
Non-Hazardous Waste Disposal - 1.4%
Allied Waste Industries*	238,700	2,631
Total Non-Hazardous Waste Disposal		2,631
Office Automation & Equipment - 2.4%
Pitney Bowes	119,350	4,540
Total Office Automation & Equipment		4,540
Oil & Gas Drilling - 0.9%
Rowan	46,050	1,817
Total Oil & Gas Drilling		1,817
Oil Companies-Exploration & Production - 0.0%
SandRidge Energy*	86	3
Total Oil Companies-Exploration & Production		3
Oil-Field Services - 2.6%
Exterran Holdings*	33,401	2,732
Helix Energy Solutions Group*	56,535	2,346
Total Oil-Field Services		5,078
Paper & Related Products - 1.1%
AbitibiBowater	2,423	50
Smurfit-Stone Container*	192,340	2,031
Total Paper & Related Products		2,081
Physical Therapy/Rehabilitation Centers - 0.4%
Psychiatric Solutions*	25,620	833
Total Physical Therapy/Rehabilitation Centers		833
Pipelines - 2.6%
El Paso	286,454	4,938
Total Pipelines		4,938
Platinum - 0.8%
Stillwater Mining*	154,370	1,491
Total Platinum		1,491
Printing-Commercial - 3.1%
RR Donnelley & Sons	72,468	2,735
Valassis Communications*	278,270	3,253
Total Printing-Commercial		5,988
Property/Casualty Insurance - 0.8%
Progressive*	80,630	1,545
Total Property/Casualty Insurance		1,545
Publishing-Books - 0.3%

Scholastic*	15,035	525
Total Publishing-Books		525
Publishing-Newspapers - 1.1%
New York Times, Cl A	119,330	2,092
Total Publishing-Newspapers		2,092
Reinsurance - 8.4%
Allied World Assurance	38,551	1,934
Aspen Insurance Holdings	167,960	4,844
Everest Re Group	33,802	3,394
Montpelier Re Holdings	248,690	4,230
Validus Holdings*	64,430	1,674
Total Reinsurance		16,076
REITs-Diversified - 0.8%
CapitalSource	83,200	1,464
Total REITs-Diversified		1,464
REITs-Mortgage - 1.1%
Annaly Capital Management	118,930	2,162
Total REITs-Mortgage		2,162
Retail-Apparel/Shoe - 0.9%
Limited Brands	90,610	1,715
Total Retail-Apparel/Shoe		1,715
Retail-Office Supplies - 0.4%
OfficeMax	40,860	844
Total Retail-Office Supplies		844
Retail-Pet Food & Supplies - 1.2%
PetSmart	98,930	2,328
Total Retail-Pet Food & Supplies		2,328
Retail-Restaurants - 0.4%
Cheesecake Factory*	32,110	761
Total Retail-Restaurants		761
S&L/Thrifts-Eastern US - 1.0%
New York Community Bancorp	109,570	1,926
Total S&L/Thrifts-Eastern US		1,926
Semiconductor Components-Integrated Circuits - 4.3%
Cypress Semiconductor*	41,529	1,496
Maxim Integrated Products	253,938	6,724
Total Semiconductor Components-Integrated Circuits		8,220
Semiconductor Equipment - 0.6%
Novellus Systems*	44,280	1,221
Total Semiconductor Equipment		1,221
Telecommunications Equipment-Fiber Optics - 1.4%
JDS Uniphase*	196,685	2,616
Total Telecommunications Equipment-Fiber Optics		2,616
Telecommunications Services - 0.8%
Amdocs*	45,460	1,567
Total Telecommunications Services		1,567
Therapeutics - 3.0%
Medicines*	206,245	3,952
Warner Chilcott, Cl A*	98,703	1,750
Total Therapeutics		5,702
Transport-Equipment & Leasing - 0.4%
Aircastle	27,670	729
Total Transport-Equipment & Leasing		729
Wireless Equipment - 1.4%
RF Micro Devices*	461,460	2,635

Total Wireless Equipment		2,635
Total Common Stock - (Cost $182,393)		189,612
Money Market Fund - 4.4%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	8,470,338	8,470
Total Money Market Fund - (Cost $8,470)		8,470
Total Investments - 103.4% (Cost $190,863) †		198,082
Other Assets and Liabilities, Net - (3.4%)		(6,603)
Total Net Assets 100.0%		$191,479

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $190,863 (000), and the unrealized appreciation and depreciation were $20,798 (000) and $(13,579) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Select Growth Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.7%
Aerospace/Defense - 3.3%
Boeing	50,440	$4,411
Total Aerospace/Defense		4,411
Agricultural Chemicals - 2.5%
Monsanto	29,880	3,337
Total Agricultural Chemicals		3,337
Agricultural Operations - 1.3%
Bunge	15,090	1,757
Total Agricultural Operations		1,757
Applications Software - 3.9%
Microsoft	144,700	5,151
Total Applications Software		5,151
Beverages-Non-Alcoholic - 3.8%
Coca-Cola	59,950	3,679
PepsiCo	19,200	1,457
Total Beverages-Non-Alcoholic		5,136
Casino Hotels - 1.1%
Wynn Resorts	13,170	1,477
Total Casino Hotels		1,477
Coffee - 1.7%
Green Mountain Coffee Roasters*	54,840	2,232
Total Coffee		2,232
Computer Services - 0.9%
Cognizant Technology Solutions, Cl A*	35,920	1,219
Total Computer Services		1,219
Computers - 6.8%
Apple*	29,320	5,808
Hewlett-Packard	31,200	1,575
International Business Machines	15,400	1,665
Total Computers		9,048
Computers-Memory Devices - 2.1%
Seagate Technology	110,700	2,823
Total Computers-Memory Devices		2,823
Diversified Manufacturing Operations - 1.4%
Danaher	20,980	1,841
Total Diversified Manufacturing Operations		1,841
E-Commerce/Products - 2.3%
Amazon.com*	33,830	3,134
Total E-Commerce/Products		3,134
Electronic Components-Miscellaneous - 0.5%
Garmin	7,130	692
Total Electronic Components-Miscellaneous		692
Electronic Components-Semiconductors - 7.5%
Intel	227,180	6,057
MEMC Electronic Materials*	29,370	2,599
Texas Instruments	39,200	1,309
Total Electronic Components-Semiconductors		9,965
Electronic Connectors - 1.6%
Amphenol, Cl A	45,660	2,117
Total Electronic Connectors		2,117
Electronic Forms - 1.1%

Adobe Systems*	33,400	1,427
Total Electronic Forms		1,427
Energy-Alternate Sources - 2.5%
First Solar*	12,490	3,337
Total Energy-Alternate Sources		3,337
Engineering/R&D Services - 1.8%
ABB ADR	82,930	2,388
Total Engineering/R&D Services		2,388
Finance-Investment Banker/Broker - 2.0%
Goldman Sachs Group	12,160	2,615
Total Finance-Investment Banker/Broker		2,615
Finance-Other Services - 4.7%
CME Group	9,100	6,243
Total Finance-Other Services		6,243
Investment Management/Advisory Services - 1.5%
Affiliated Managers Group*	16,770	1,970
Total Investment Management/Advisory Services		1,970
Machinery-Construction & Mining - 0.6%
Terex*	13,090	858
Total Machinery-Construction & Mining		858
Machinery-Farm - 2.4%
Deere & Co	34,240	3,188
Total Machinery-Farm		3,188
Machinery-General Industry - 2.0%
Manitowoc	54,600	2,666
Total Machinery-General Industry		2,666
Medical Instruments - 1.5%
Intuitive Surgical*	6,000	1,947
Total Medical Instruments		1,947
Medical Products - 1.4%
Stryker	24,400	1,823
Total Medical Products		1,823
Medical-Biomedical/Genetic - 3.5%
Genentech*	21,890	1,468
Genzyme*	42,460	3,161
Total Medical-Biomedical/Genetic		4,629
Medical-Drugs - 3.3%
Merck & Co	48,650	2,827
Schering-Plough	61,600	1,641
Total Medical-Drugs		4,468
Medical-HMO - 1.2%
Aetna	28,500	1,646
Total Medical-HMO		1,646
Metal Processors & Fabricators - 1.9%
Precision Castparts	18,000	2,497
Total Metal Processors & Fabricators		2,497
Networking Products - 3.2%
Cisco Systems*	87,600	2,371
Juniper Networks*	57,840	1,920
Total Networking Products		4,291
Oil Field Machinery & Equipment - 1.2%
Cameron International*	33,200	1,598
Total Oil Field Machinery & Equipment		1,598
Oil-Field Services - 0.8%
Schlumberger	10,920	1,074

Total Oil-Field Services		1,074
Real Estate Management/Services - 0.8%
Jones Lang LaSalle	14,910	1,061
Total Real Estate Management/Services		1,061
Retail-Apparel/Shoe - 4.1%
Abercrombie & Fitch, Cl A	16,440	1,315
Guess ?	25,000	947
Under Armour, Cl A*	43,940	1,919
Coach*	44,140	1,350
Total Retail-Apparel/Shoe		5,531
Retail-Discount - 0.8%
Target	21,000	1,050
Total Retail-Discount		1,050
Semiconductor Equipment - 2.3%
Applied Materials	170,630	3,030
Total Semiconductor Equipment		3,030
Software Tools - 1.4%
VMware, Cl A*	23,040	1,958
Total Software Tools		1,958
Steel-Specialty - 0.8%
Allegheny Technologies	13,410	1,159
Total Steel-Specialty		1,159
Telecommunications Equipment-Fiber Optics - 1.0%
Corning	56,300	1,351
Total Telecommunications Equipment-Fiber Optics		1,351
Therapeutics - 2.2%
Gilead Sciences*	65,620	3,019
Total Therapeutics		3,019
Web Portals/ISP - 4.0%
Google, Cl A*	7,830	5,414
Total Web Portals/ISP		5,414
Wireless Equipment - 3.0%
Nokia ADR	103,050	3,956
Total Wireless Equipment		3,956
Total Common Stock (Cost $107,666)		130,534
Money Market Fund - 2.5%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	3,368,861	3,369
Total Money Market Fund (Cost $3,369)		3,369
Total Investments -100.2% (Cost $111,035) †		133,903
Other Assets and Liabilities, Net - (0.2%)		(319)
Total Net Assets 100.0%		$133,584

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $111,035 (000), and the unrealized appreciation and depreciation were $27,040 (000) and $(4,172) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Small Cap Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock — 96.6%
Aerospace/Defense — 1.6%
Aerovironment*	7,300	$177
Teledyne Technologies*	8,520	454
Total Aerospace/Defense		631
Aerospace/Defense-Equipment — 1.4%
B/E Aerospace*	2,515	133
DRS Technologies	3,560	193
Heico	2,105	115
Orbital Sciences *	4,470	110
Total Aerospace/Defense-Equipment		551
Agricultural Biotech — 0.1%
Origin Agritech*	7,710	51
Total Agricultural Biotech		51
Applications Software — 1.0%
Progress Software*	11,210	378
Total Applications Software		378
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner	3,650	177
Total Auto/Truck Parts & Equipment-Original		177
Beverages-Non-Alcoholic — 0.5%
Coca-Cola Bottling	3,080	181
Total Beverages-Non-Alcoholic		181
Building & Construction Product-Miscellaneous — 0.5%
Drew Industries *	7,535	206
Total Building & Construction Product-Miscellaneous		206
Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries	5,235	199
Total Building-Mobile Home/Manufactured Housing		199
Cable TV — 0.6%
Lodgenet Entertainment*	13,345	233
Total Cable TV		233
Cellular Telecommunications — 0.9%
Cellcom Israel	11,505	365
Total Cellular Telecommunications		365
Chemicals-Diversified — 1.3%
Celanese, Ser A	5,800	245
Olin	3,755	73
Rockwood Holdings *	6,010	200
Total Chemicals-Diversified		518
Chemicals-Specialty — 1.1%
Albemarle	6,710	277
Balchem	1,220	27
Hercules	7,325	142
Total Chemicals-Specialty		446
Coal — 1.3%
Alpha Natural Resources*	4,030	131
Massey Energy	6,190	221
Walter Industries	4,440	160
Total Coal		512
Coatings/Paint — 0.3%
RPM International	6,340	129

Total Coatings/Paint		129
Commercial Banks-Central US — 0.3%
Irwin Financial	16,530	121
Total Commercial Banks-Central US		121
Commercial Services — 0.6%
PHH*	2,230	39
Quanta Services*	6,720	176
Total Commercial Services		215
Commercial Services-Finance — 1.6%
Interactive Data	6,780	224
Wright Express*	11,485	408
Total Commercial Services-Finance		632
Communications Software — 0.8%
Avid Technology*	5,030	143
DivX*	11,660	163
Total Communications Software		306
Computer Aided Design — 1.1%
Ansys*	9,950	413
Total Computer Aided Design		413
Computer Services — 0.3%
IHS, Cl A*	1,945	118
Total Computer Services		118
Computer Software — 0.2%
Blackbaud	2,960	83
Total Computer Software		83
Computers-Integrated Systems — 1.7%
Micros Systems *	1,765	124
NCI, Cl A*	10,090	173
Radisys*	10,430	140
Teradata *	8,460	232
Total Computers-Integrated Systems		669
Computers-Memory Devices — 0.2%
Silicon Storage Technology*	29,360	88
Total Computers-Memory Devices		88
Computers-Peripheral Equipment — 1.5%
Electronics for Imaging *	13,990	314
Logitech International*	7,520	276
Total Computers-Peripheral Equipment		590
Consulting Services — 1.9%
Gartner*	5,420	95
Huron Consulting Group*	3,085	249
MAXIMUS	4,730	183
Watson Wyatt Worldwide, Cl A	4,485	208
Total Consulting Services		735
Containers-Metal/Glass — 1.6%
Greif, Cl A	4,725	309
Silgan Holdings	6,020	313
Total Containers-Metal/Glass		622
Containers-Paper/Plastic — 1.1%
Bemis	6,410	176
Pactiv*	10,095	269
Total Containers-Paper/Plastic		445
Cosmetics & Toiletries — 0.1%
Alberto-Culver	1,595	39
Total Cosmetics & Toiletries		39

Data Processing/Management — 0.5%
Dun & Bradstreet	2,160	191
Total Data Processing/Management		191
Decision Support Software — 0.5%
SPSS *	4,865	175
Total Decision Support Software		175
Diagnostic Equipment — 1.2%
Gen-Probe*	3,515	221
Immucor*	6,740	229
Total Diagnostic Equipment		450
Diagnostic Kits — 0.7%
Meridian Bioscience	9,545	287
Total Diagnostic Kits		287
Dialysis Centers — 0.4%
Dialysis Corp of America*	19,960	170
Total Dialysis Centers		170
Direct Marketing — 0.4%
Valuevision Media, Cl A*	24,170	152
Total Direct Marketing		152
Diversified Manufacturing Operations — 0.4%
Acuity Brands	3,800	171
Total Diversified Manufacturing Operations		171
Electric Products-Miscellaneous — 0.4%
Ametek	3,352	157
Total Electric Products-Miscellaneous		157
Electric-Transmission — 0.7%
ITC Holdings	4,530	256
Total Electric-Transmission		256
Electronic Components-Miscellaneous — 0.6%
Celestica*	42,590	247
Total Electronic Components-Miscellaneous		247
Electronic Components-Semiconductors — 4.3%
Bookham*	26,800	64
Diodes*	6,352	191
DSP Group*	14,200	173
Fairchild Semiconductor International*	6,550	95
Ikanos Communications*	44,410	239
ON Semiconductor*	25,585	227
Qlogic*	13,630	194
Semtech*	6,280	97
Silicon Laboratories*	1,150	43
SiRF Technology Holdings*	5,620	141
Zoran*	8,640	194
Total Electronic Components-Semiconductors		1,658
Electronic Connectors — 1.0%
Amphenol, Cl A	8,625	400
Total Electronic Connectors		400
Electronic Design Automation — 1.0%
Ansoft*	5,405	140
Synplicity*	40,900	237
Total Electronic Design Automation		377
Electronic Measuring Instruments — 0.8%
National Instruments	8,445	281
Total Electronic Measuring Instruments		281
Engineering/R&D Services — 0.4%

URS*	3,086	168
Total Engineering/R&D Services		168
Enterprise Software/Services — 1.2%
Novell*	49,135	338
PROS Holdings*	5,670	111
Total Enterprise Software/Services		449
Entertainment Software — 0.4%
Take-Two Interactive Software*	8,210	151
Total Entertainment Software		151
Finance-Investment Banker/Broker — 1.8%
Cowen Group*	22,930	218
Interactive Brokers Group, Cl A*	6,620	214
Piper Jaffray*	670	31
Thomas Weisel Partners Group*	6,700	92
TradeStation Group*	7,870	112
Total Finance-Investment Banker/Broker		667
Finance-Other Services — 0.6%
Asset Acceptance Capital	7,835	82
eSpeed, Cl A*	10,210	115
Total Finance-Other Services		197
Food-Baking — 0.4%
Flowers Foods	7,177	168
Total Food-Baking		168
Food-Canned — 0.6%
Del Monte Foods	23,080	218
Total Food-Canned		218
Food-Dairy Products — 0.8%
Dean Foods	11,365	294
Total Food-Dairy Products		294
Gas-Distribution — 0.8%
Southwest Gas	4,210	125
UGI	7,190	196
Total Gas-Distribution		321
Human Resources — 0.8%
Cross Country Healthcare*	11,040	157
Hudson Highland Group*	19,510	164
Total Human Resources		321
Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Cl A*	6,060	301
Total Industrial Audio & Video Products		301
Industrial Automation/Robot — 1.2%
Cognex	9,820	198
iRobot*	7,150	129
Nordson	2,425	141
Total Industrial Automation/Robot		468
Instruments-Controls — 0.2%
Woodward Governor	1,245	85
Total Instruments-Controls		85
Instruments-Scientific — 1.3%
PerkinElmer	10,510	273
Varian*	3,375	220
Total Instruments-Scientific		493
Internet Application Software — 0.8%
CryptoLogic	9,810	172
DealerTrack Holdings*	4,685	157

Total Internet Application Software		329
Internet Content-Entertainment — 0.0%
Audible *	2,055	18
Total Internet Content-Entertainment		18
Internet Incubators — 0.4%
Internet Capital Group*	11,820	139
Total Internet Incubators		139
Investment Companies — 0.2%
MCG Capital	3,520	41
PennantPark Investment	2,710	27
Total Investment Companies		68
Investment Management/Advisory Services — 1.0%
Affiliated Managers Group*	1,695	199
AllianceBernstein Holding LP	2,630	198
Total Investment Management/Advisory Services		397
Lasers-Systems/Components — 1.0%
Electro Scientific Industries *	7,660	152
Rofin-Sinar Technologies*	4,860	234
Total Lasers-Systems/Components		386
Life/Health Insurance — 2.0%
Delphi Financial Group, Cl A	7,465	263
Reinsurance Group of America	3,900	205
StanCorp Financial Group	6,220	313
Total Life/Health Insurance		781
Machinery-General Industry — 0.2%
Robbins & Myers	1,275	96
Total Machinery-General Industry		96
Machinery-Material Handling — 0.8%
Columbus McKinnon*	9,375	306
Total Machinery-Material Handling		306
Medical Instruments — 1.0%
Edwards Lifesciences*	2,280	105
Natus Medical*	14,230	275
Total Medical Instruments		380
Medical Products — 2.0%
Orthofix International*	9,395	545
Syneron Medical*	4,070	53
Zoll Medical*	7,310	195
Total Medical Products		793
Medical-Biomedical/Genetic — 1.1%
Cambrex	12,350	103
Martek Biosciences*	3,460	102
Qiagen*	9,635	203
Total Medical-Biomedical/Genetic		408
Medical-Drugs — 1.0%
Angiotech Pharmaceuticals*	14,515	51
Aspreva Pharmaceuticals*	6,750	176
Axcan Pharma*	4,580	105
Valeant Pharmaceuticals International*	4,340	52
Total Medical-Drugs		384
Medical-Generic Drugs — 0.3%
Perrigo	3,660	128
Total Medical-Generic Drugs		128
Medical-Hospitals — 0.4%
Universal Health Services, Cl B	3,030	155

Total Medical-Hospitals		155
Metal Processors & Fabricators — 0.9%
CIRCOR International	3,240	150
Haynes International*	2,620	182
Total Metal Processors & Fabricators		332
Miscellaneous Manufacturing — 0.7%
Reddy Ice Holdings	1,355	34
Trimas*	23,300	247
Total Miscellaneous Manufacturing		281
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Cl A*	6,525	167
Total Motion Pictures & Services		167
Multimedia — 2.0%
Belo, Cl A	20,440	356
Corus Entertainment, Cl B	5,505	270
Gemstar-TV Guide International*	27,840	133
Total Multimedia		759
Networking Products — 1.0%
Extreme Networks*	35,640	126
Foundry Networks*	2,415	42
Polycom*	8,615	239
Total Networking Products		407
Non-Hazardous Waste Disposal — 0.6%
Waste Connections*	7,037	218
Total Non-Hazardous Waste Disposal		218
Oil Companies-Exploration & Production — 2.3%
Berry Petroleum, Cl A	6,095	271
Harvest Natural Resources*	20,170	252
Stone Energy*	5,280	248
Whiting Petroleum *	2,175	126
Total Oil Companies-Exploration & Production		897
Oil Field Machinery & Equipment — 0.3%
Dresser-Rand Group*	3,185	124
Total Oil Field Machinery & Equipment		124
Oil-Field Services — 1.4%
Acergy ADR	3,800	83
Key Energy Services*	19,910	287
Oceaneering International*	2,790	188
Total Oil-Field Services		558
Paper & Related Products — 1.5%
AbitibiBowater	4,832	100
Neenah Paper	5,515	161
Potlatch	2,290	102
Schweitzer-Mauduit International	7,920	205
Total Paper & Related Products		568
Platinum — 0.6%
Stillwater Mining*	23,760	230
Total Platinum		230
Power Conversion/Supply Equipment — 0.6%
Hubbell, Cl B	4,210	217
Total Power Conversion/Supply Equipment		217
Printing-Commercial — 1.0%
Consolidated Graphics*	3,695	177
Valassis Communications*	16,980	198
Total Printing-Commercial		375
Property/Casualty Insurance — 3.3%

Arch Capital Group*	7,145	503
CNA Surety*	15,185	301
RLI	6,710	381
United America Indemnity, Cl A*	5,175	103
Total Property/Casualty Insurance		1,288
Publishing-Books — 1.1%
John Wiley & Sons, Cl A	10,360	444
Total Publishing-Books		444
Publishing-Periodicals — 0.4%
Playboy Enterprises, Cl B*	15,620	142
Total Publishing-Periodicals		142
Racetracks — 0.4%
International Speedway, Cl A	3,980	164
Total Racetracks		164
Radio — 0.2%
Radio One, Cl D*	29,900	71
Total Radio		71
Reinsurance — 2.1%
Aspen Insurance Holdings	8,680	250
Endurance Specialty Holdings	3,060	128
Montpelier Re Holdings	14,220	242
Validus Holdings*	7,310	190
Total Reinsurance		810
REITs-Hotels — 0.5%
FelCor Lodging Trust	12,980	202
Total REITs-Hotels		202
REITs-Mortgage — 0.9%
Chimera Investment	6,850	122
MFA Mortgage Investments	25,160	233
Total REITs-Mortgage		355
Rental Auto/Equipment — 0.6%
H&E Equipment Services*	13,320	251
Total Rental Auto/Equipment		251
Resorts/Theme Parks — 0.6%
Vail Resorts*	4,010	216
Total Resorts/Theme Parks		216
Retail-Apparel/Shoe — 1.2%
Footstar	19,030	89
Kenneth Cole Productions, Cl A	3,830	67
Men's Wearhouse	4,440	120
Syms	12,710	192
Total Retail-Apparel/Shoe		468
Retail-Auto Parts — 0.4%
O'Reilly Automotive*	4,460	145
Total Retail-Auto Parts		145
Retail-Automobile — 0.6%
AutoNation*	4,320	68
Group 1 Automotive	7,050	167
Total Retail-Automobile		235
Retail-Bookstore — 0.6%
Barnes & Noble	7,135	246
Total Retail-Bookstore		246
Retail-Propane Distributors — 1.1%
Star Gas Partners LP*	105,040	417
Total Retail-Propane Distributors		417

Retail-Video Rental — 0.2%
Blockbuster, Cl A*	17,590	69
Total Retail-Video Rental		69
S&L/Thrifts-Eastern US — 0.4%
Brookline Bancorp	14,480	147
Total S&L/Thrifts-Eastern US		147
Schools — 0.5%
Capella Education*	1,520	99
Learning Tree International*	4,380	101
Total Schools		200
Semiconductor Components-Integrated Circuits — 0.6%
Emulex*	14,380	235
Total Semiconductor Components-Integrated Circuits		235
Semiconductor Equipment — 1.7%
Brooks Automation*	9,490	125
Entegris*	36,175	312
Verigy *	995	27
MKS Instruments*	8,210	157
Ultratech*	3,710	42
Total Semiconductor Equipment		663
Specified Purpose Acquisition — 0.1%
Marathon Acquisition*	3,290	30
Total Specified Purpose Acquisition		30
Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	3,700	35
Total Steel Pipe & Tube		35
Telecommunications Equipment — 1.1%
CommScope*	4,765	234
Plantronics	5,040	131
Tollgrade Communications*	6,530	52
Total Telecommunications Equipment		417
Telecommunications Services — 0.6%
NTELOS Holdings	5,940	176
RCN	3,990	62
Total Telecommunications Services		238
Telephone-Integrated — 0.0%
IDT, Cl B	1,580	13
Total Telephone-Integrated		13
Television — 0.2%
Sinclair Broadcast Group, Cl A	11,600	95
Total Television		95
Transport-Equipment & Leasing — 1.3%
Aircastle	6,150	162
GATX	2,320	85
Genesis Lease ADR	10,720	201
Greenbrier	1,820	41
Total Transport-Equipment & Leasing		489
Transport-Truck — 0.6%
Landstar System	5,185	219
Total Transport-Truck		219
Wireless Equipment — 0.9%
InterDigital*	6,980	163
RF Micro Devices*	32,180	184
Total Wireless Equipment		347
Total Common Stock (Cost $34,645)		37,478

Investment Company — 0.6%
Index Fund-Growth-Small Cap — 0.6%
iShares Russell 2000 Growth Index Fund	3,100	235
Total Fund-Growth-Small Cap		235
Total Investment Company (Cost $241)		235
Money Market Fund — 2.5%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	966,954	967
Total Money Market Fund (Cost $967)		967
Total Investments — 99.7% (Cost $35,853) †		38,680
Other Assets and Liabilities, Net — 0.3%		119
Total Net Assets — 100.0%		$38,799

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
R&D — Research & Development
REITs — Real Estate Investment Trusts
Ser — Series
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $35,853 (000), and the unrealized appreciation and depreciation were $5,224 (000) and $(2,397) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Strategic Small Company Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.6%
Advertising Sales - 0.3%
AirMedia Group ADR*	4,358	$98
Total Advertising Sales		98
Aerospace/Defense - 0.8%
Aerovironment*	3,080	75
Teledyne Technologies*	3,510	187
Total Aerospace/Defense		262
Aerospace/Defense-Equipment - 2.5%
AAR *	4,960	189
B/E Aerospace*	5,122	271
DRS Technologies	1,470	80
Heico	860	47
Orbital Sciences *	1,830	45
Triumph Group	2,245	185
Total Aerospace/Defense-Equipment		817
Agricultural Biotech - 0.1%
Origin Agritech*	3,150	21
Total Agricultural Biotech		21
Applications Software - 0.4%
Progress Software*	4,260	143
Total Applications Software		143
Audio/Video Products - 0.5%
DTS*	6,023	154
Total Audio/Video Products		154
Auto/Truck Parts & Equipment-Original - 0.5%
Amerigon*	4,892	103
BorgWarner	1,490	72
Total Auto/Truck Parts & Equipment-Original		175
Beverages-Non-Alcoholic - 0.2%
Coca-Cola Bottling	1,295	76
Total Beverages-Non-Alcoholic		76
Building & Construction Products-Miscellaneous - 0.3%
Drew Industries *	3,055	84
Total Building & Construction-Miscellaneous		84
Building-Mobile Home/Manufactured Housing - 0.2%
Thor Industries	2,110	80
Total Building-Mobile Home/Manufactured Housing		80
Cable TV - 0.3%
Lodgenet Entertainment*	4,935	86
Total Cable TV		86
Cellular Telecommunications - 0.5%
Cellcom Israel	4,585	146
Total Cellular Telecommunications		146
Chemicals-Diversified - 0.7%
Celanese, Ser A	2,310	98
Rockwood Holdings*	2,440	81
Olin	1,580	31
Total Chemicals-Diversified		210
Chemicals-Specialty - 0.6%
Albemarle	2,805	116
Balchem	475	11

Hercules	3,082	60
Total Chemicals-Specialty		187
Coal - 0.7%
Alpha Natural Resources*	1,700	55
Massey Energy	2,580	92
Walter Industries	1,855	67
Total Coal		214
Coatings/Paint - 0.2%
RPM International	2,495	51
Total Coatings/Paint		51
Commercial Banks-Central US - 0.2%
Irwin Financial	6,980	51
Total Commercial Banks-Central US		51
Commercial Services - 0.9%
ExlService Holdings*	9,292	214
PHH*	940	17
Quanta Services*	2,750	72
Total Commercial Services		303
Commercial Services-Finance - 0.8%
Interactive Data	2,700	89
Wright Express*	4,712	167
Total Commercial Services-Finance		256
Communications Software - 0.4%
Avid Technology*	2,130	60
DivX*	5,010	70
Total Communications Software		130
Computer Aided Design - 0.5%
Ansys*	3,940	163
Total Computer Aided Design		163
Computer Services - 0.5%
IHS, Cl A*	775	47
Syntel	3,620	139
Total Computer Services		186
Computer Software - 1.3%
Blackbaud	1,165	33
Double-Take Software*	11,277	245
Omniture*	4,090	136
Total Computer Software		414
Computers-Integrated Systems - 1.4%
Micros Systems *	700	49
NCI, Cl A*	4,260	73
Radisys*	4,400	59
Riverbed Technology*	6,879	184
Teradata *	3,360	92
Total Computers-Integrated Systems		457
Computers-Memory Devices - 0.1%
Silicon Storage Technology*	12,520	37
Total Computers-Memory Devices		37
Computers-Peripheral Equipment - 0.8%
Electronics for Imaging *	5,970	134
Logitech International*	3,005	110
Total Computers-Peripheral Equipment		244
Consulting Services - 5.0%
Advisory Board*	4,668	300
FTI Consulting*	10,971	676
Gartner*	2,280	40

Huron Consulting Group*	5,322	429
MAXIMUS	1,990	77
Watson Wyatt Worldwide, Cl A	2,140	99
Total Consulting Services		1,621
Containers-Metal/Glass - 0.8%
Greif, Cl A	1,879	123
Silgan Holdings	2,385	124
Total Containers-Metal/Glass		247
Containers-Paper/Plastic - 0.6%
Bemis	2,710	74
Pactiv*	4,125	110
Total Containers-Paper/Plastic		184
Cosmetics & Toiletries - 0.0%
Alberto-Culver	630	15
Total Cosmetics & Toiletries		15
Data Processing/Management - 0.7%
Commvault Systems*	6,619	140
Dun & Bradstreet	905	80
Total Data Processing/Management		220
Decision Support Software - 0.2%
SPSS *	1,990	71
Total Decision Support Software		71
Diagnostic Equipment - 1.1%
Gen-Probe*	1,395	88
Hansen Medical*	5,399	162
Immucor*	2,755	94
Total Diagnostic Equipment		344
Diagnostic Kits - 0.3%
Meridian Bioscience	3,712	112
Total Diagnostic Kits		112
Dialysis Centers - 0.2%
Dialysis Corp Of America*	8,420	72
Total Dialysis Centers		72
Direct Marketing - 0.2%
Valuevision Media, Cl A*	10,130	64
Total Direct Marketing		64
Diversified Manufacturing Operations - 0.2%
Acuity Brands	1,630	73
Total Diversified Manufacturing Operations		73
E-Commerce/Products - 0.6%
Blue Nile*	2,610	178
Total E-Commerce/Products		178
E-Commerce/Services - 0.9%
Priceline.com*	2,390	275
Total E-Commerce/Services		275
Electric Products-Miscellaneous - 0.2%
Ametek	1,532	72
Total Electric Products-Miscellaneous		72
Electric-Distribution - 0.3%
EnerNOC*	1,870	92
Total Electric-Distribution		92
Electric-Transmission - 0.3%
ITC Holdings	1,810	102
Total Electric-Transmission		102
Electronic Components-Miscellaneous - 0.3%

Celestica*	17,950	104
Total Electronic Components-Miscellaneous		104
Electronic Components-Semiconductors - 2.8%
Bookham*	11,320	27
Cavium Networks*	3,939	91
Diodes*	2,487	75
DSP Group*	6,080	74
Fairchild Semiconductor International*	2,760	40
Ikanos Communications*	18,720	101
Monolithic Power Systems*	5,700	122
ON Semiconductor*	10,160	90
Qlogic*	5,830	83
Semtech*	2,650	41
Silicon Laboratories*	490	18
SiRF Technology Holdings*	2,440	61
Zoran*	3,560	80
Total Electronic Components-Semiconductors		903
Electronic Connectors - 0.5%
Amphenol, Cl A	3,435	159
Total Electronic Connectors		159
Electronic Design Automation - 1.7%
Ansoft*	2,130	55
Comtech Group*	13,946	225
Magma Design Automation*	12,740	156
Synplicity*	17,270	100
Total Electronic Design Automation		536
Electronic Measuring Instruments - 1.8%
Itron*	5,043	484
National Instruments	3,025	101
Total Electronic Measuring Instruments		585
Electronic Security Devices - 0.7%
ICX Technologies*	7,890	76
Taser International*	11,465	165
Total Electronic Security Devices		241
E-Marketing/Info - 0.3%
Constant Contact*	5,099	110
Total E-Marketing/Info		110
Energy-Alternate Sources - 0.3%
Comverge*	2,960	93
Total Energy-Alternate Sources		93
Engineering/R&D Services - 0.2%
URS*	1,305	71
Total Engineering/R&D Services		71
Enterprise Software/Services - 1.1%
Novell*	20,055	138
PROS Holdings*	2,380	47
Ultimate Software Group*	5,538	174
Total Enterprise Software/Services		359
Entertainment Software - 0.2%
Take-Two Interactive Software*	3,460	64
Total Entertainment Software		64
E-Services/Consulting - 1.3%
GSI Commerce*	9,835	192
Perficient*	13,674	215
Total E-Services/Consulting		407
Finance-Investment Banker/Broker - 0.9%

Cowen Group*	9,650	92
Interactive Brokers Group, Cl A*	2,640	85
Thomas Weisel Partners Group*	2,820	39
TradeStation Group*	3,370	48
Piper Jaffray*	280	13
Total Finance-Investment Banker/Broker		277
Finance-Other Services - 1.6%
Asset Acceptance Capital	3,307	34
eSpeed, Cl A*	4,420	50
FCStone Group*	4,763	219
GFI Group*	2,133	204
Total Finance-Other Services		507
Food-Baking - 0.2%
Flowers Foods	2,830	66
Total Food-Baking		66
Food-Canned - 0.2%
Del Monte Foods	8,410	80
Total Food-Canned		80
Food-Dairy Products - 0.4%
Dean Foods	4,615	119
Total Food-Dairy Products		119
Gambling (Non-Hotel) - 0.6%
Pinnacle Entertainment*	7,777	183
Total Gambling (Non-Hotel)		183
Gas-Distribution - 0.4%
Southwest Gas	1,770	53
UGI	3,030	83
Total Gas-Distribution		136
Hotels & Motels - 0.5%
Morgans Hotel Group*	8,100	156
Total Hotels & Motels		156
Human Resources - 0.4%
Cross Country Healthcare*	4,630	66
Hudson Highland Group*	8,170	69
Total Human Resources		135
Industrial Audio & Video Products - 0.4%
Dolby Laboratories, Cl A*	2,385	119
Total Industrial Audio & Video Products		119
Industrial Automation/Robot - 0.6%
Cognex	3,740	75
iRobot*	3,060	55
Nordson	955	55
Total Industrial Automation/Robot		185
Instruments-Controls - 0.1%
Woodward Governor	510	35
Total Instruments-Controls		35
Instruments-Scientific - 0.6%
PerkinElmer	4,305	112
Varian*	1,340	88
Total Instruments-Scientific		200
Insurance Brokers - 0.8%
eHealth*	8,120	261
Total Insurance Brokers		261
Internet Application Software - 2.6%
CryptoLogic	4,250	75
Cybersource*	15,972	284

DealerTrack Holdings*	12,065	404
Vocus*	2,544	88
Total Internet Application Software		851
Internet Content-Entertainment - 0.0%
Audible *	815	7
Total Internet Content-Entertainment		7
Internet Incubators - 0.2%
Internet Capital Group*	5,070	60
Total Internet Incubators		60
Investment Companies - 0.1%
MCG Capital	1,480	17
PennantPark Investment	1,140	11
Total Investment Companies		28
Investment Management/Advisory Services - 0.7%
Affiliated Managers Group*	1,374	161
AllianceBernstein Holding LP	1,030	78
Total Investment Management/Advisory Services		239
Lasers-Systems/Components - 0.5%
Electro Scientific Industries *	3,320	66
Rofin-Sinar Technologies*	1,935	93
Total Lasers-Systems/Components		159
Life/Health Insurance - 1.0%
Delphi Financial Group, Cl A	3,265	115
Reinsurance Group of America	1,525	80
StanCorp Financial Group	2,480	125
Total Life/Health Insurance		320
Lighting Products & System - 0.2%
Orion Energy Systems*	2,700	50
Total Lighting Products & System		50
Machinery-General Industry - 0.1%
Robbins & Myers	505	38
Total Machinery-General Industry		38
Machinery-Material Handling - 0.4%
Columbus McKinnon*	3,800	124
Total Machinery-Material Handling		124
Marine Services - 0.5%
Aegean Marine Petroleum Network	4,440	171
Total Marine Services		171
Medical Imaging Systems - 0.4%
IRIS International*	6,071	119
Total Medical Imaging Systems		119
Medical Instruments - 2.0%
Abaxis*	3,760	135
Conceptus*	15,512	298
Edwards Lifesciences*	895	41
Natus Medical*	5,955	115
Trans1*	3,430	56
Total Medical Instruments		645
Medical Laser Systems - 0.5%
Cynosure, Cl A*	5,520	146
Total Medical Laser Systems		146
Medical Products - 1.0%
Orthofix International*	3,810	221
Syneron Medical*	1,750	23
Zoll Medical*	3,080	82

Total Medical Products		326
Medical-Biomedical/Genetic - 4.6%
Alexion Pharmaceuticals*	3,710	278
AMAG Pharmaceuticals *	4,630	279
Cambrex	5,310	44
Illumina*	4,800	284
Keryx Biopharmaceuticals*	13,887	117
Lifecell*	8,275	357
Martek Biosciences*	1,460	43
Qiagen*	3,855	81
Total Medical-Biomedical/Genetic		1,483
Medical-Drugs - 0.9%
Angiotech Pharmaceuticals*	6,104	21
Aspreva Pharmaceuticals*	2,930	76
Axcan Pharma*	1,970	45
Indevus Pharmaceuticals*	17,560	122
Valeant Pharmaceuticals International*	1,850	22
Total Medical-Drugs		286
Medical-Generic Drugs - 0.2%
Perrigo	1,539	54
Total Medical-Generic Drugs		54
Medical-Hospitals - 0.2%
Universal Health Services, Cl B	1,280	66
Total Medical-Hospitals		66
Metal Processors & Fabricators - 1.2%
CIRCOR International	1,270	59
Haynes International*	1,060	74
Ladish*	5,871	254
Total Metal Processors & Fabricators		387
Miscellaneous Manufacturing - 0.4%
Reddy Ice Holdings	535	14
Trimas*	9,790	104
Total Miscellaneous Manufacturing		118
Motion Pictures & Services - 0.2%
DreamWorks Animation SKG, Cl A*	2,570	66
Total Motion Pictures & Services		66
Multimedia - 1.0%
Belo, Cl A	8,345	146
Corus Entertainment, Cl B	2,155	106
Gemstar-TV Guide International*	11,750	56
Total Multimedia		308
Networking Products - 1.2%
Atheros Communications*	2,890	88
Extreme Networks*	15,030	53
Foundry Networks*	1,046	18
Polycom*	3,540	98
Switch & Data Facilities*	7,240	116
Total Networking Products		373
Non-Hazardous Waste Disposal - 0.3%
Waste Connections*	2,880	89
Total Non-Hazardous Waste Disposal		89
Oil Companies-Exploration & Production - 3.2%
Arena Resources*	6,000	250
ATP Oil & Gas*	4,456	225
Berry Petroleum, Cl A	2,490	111
Harvest Natural Resources*	8,500	106

Parallel Petroleum*	9,760	172
Stone Energy*	2,232	105
Whiting Petroleum *	890	51
Total Oil Companies-Exploration & Production		1,020
Oil Field Machinery & Equipment - 2.0%
Dresser-Rand Group*	8,703	340
T-3 Energy Services*	6,355	299
Total Oil Field Machinery & Equipment		639
Oil-Field Services - 0.7%
Acergy ADR	1,510	33
Key Energy Services*	8,210	118
Oceaneering International*	1,130	76
Total Oil-Field Services		227
Paper & Related Products - 0.7%
AbitibiBowater	2,039	42
Neenah Paper	2,369	69
Potlatch	930	41
Schweitzer-Mauduit International	3,340	87
Total Paper & Related Products		239
Physical Therapy/Rehabilitation Centers - 1.2%
Psychiatric Solutions*	11,976	389
Total Physical Therapy/Rehabilitation Centers		389
Platinum - 0.3%
Stillwater Mining*	10,110	98
Total Platinum		98
Power Conversion/Supply Equipment - 0.3%
Hubbell, Cl B	1,635	84
Total Power Conversion/Supply Equipment		84
Printing-Commercial - 1.2%
Consolidated Graphics*	1,510	72
Valassis Communications*	7,170	84
VistaPrint*	5,250	225
Total Printing-Commercial		381
Property/Casualty Insurance - 1.5%
Arch Capital Group*	2,775	195
CNA Surety*	5,930	117
RLI	2,390	136
United America Indemnity, Cl A*	2,070	41
Total Property/Casualty Insurance		489
Publishing-Books - 0.6%
John Wiley & Sons, Cl A	4,145	178
Total Publishing-Books		178
Publishing-Newspapers - 0.7%
Dolan Media*	7,382	215
Total Publishing-Newspapers		215
Publishing-Periodicals - 0.2%
Playboy Enterprises, Cl B*	6,510	59
Total Publishing-Periodicals		59
Racetracks - 0.2%
International Speedway, Cl A	1,680	69
Total Racetracks		69
Radio - 0.1%
Radio One, Cl D*	12,612	30
Total Radio		30
Reinsurance - 1.1%
Aspen Insurance Holdings	3,641	105

Endurance Specialty Holdings	1,287	54
Montpelier Re Holdings	5,970	102
Validus Holdings*	3,100	81
Total Reinsurance		342
REITs-Hotels - 0.3%
FelCor Lodging Trust	5,480	85
Total REITs-Hotels		85
REITs-Mortgage - 0.5%
Chimera Investment	2,880	51
MFA Mortgage Investments	10,730	99
Total REITs-Mortgage		150
Rental Auto/Equipment - 0.3%
H&E Equipment Services*	5,620	106
Total Rental Auto/Equipment		106
Resorts/Theme Parks - 0.3%
Vail Resorts*	1,590	86
Total Resorts/Theme Parks		86
Retail-Apparel/Shoe - 1.0%
Footstar	7,820	37
Gymboree*	4,530	138
Kenneth Cole Productions, Cl A	1,660	29
Men's Wearhouse	1,795	48
Syms	5,350	81
Total Retail-Apparel/Shoe		333
Retail-Auto Parts - 0.2%
O'Reilly Automotive*	1,750	57
Total Retail-Auto Parts		57
Retail-Automobile - 0.3%
AutoNation*	1,850	29
Group 1 Automotive	3,030	72
Total Retail-Automobile		101
Retail-Bookstore - 0.3%
Barnes & Noble	2,925	101
Total Retail-Bookstore		101
Retail-Propane Distributors - 0.5%
Star Gas Partners LP*	44,240	176
Total Retail-Propane Distributors		176
Retail-Restaurants - 0.6%
Chipotle Mexican Grill, Cl B*	940	116
BJ's Restaurants*	5,611	91
Total Retail-Restaurants		207
Retail-Video Rental - 0.1%
Blockbuster, Cl A*	7,420	29
Total Retail-Video Rental		29
S&L/Thrifts-Eastern US - 0.2%
Brookline Bancorp	5,930	60
Total S&L/Thrifts-Eastern US		60
Schools - 3.1%
American Public Education*	1,856	78
Capella Education*	4,355	285
Learning Tree International*	1,850	42
New Oriental Education & Technology Group ADR*	2,790	225
Strayer Education	2,072	353
Total Schools		983
Semiconductor Components-Integrated Circuits - 0.6%
Anadigics*	8,905	103

Emulex*	6,050	99
Total Semiconductor Components-Integrated Circuits		202
Semiconductor Equipment - 1.2%
Brooks Automation*	4,110	54
Entegris*	15,170	131
Verigy *	395	11
MKS Instruments*	3,210	61
Tessera Technologies*	2,763	115
Ultratech*	1,610	18
Total Semiconductor Equipment		390
Specified Purpose Acquisition - 0.0%
Marathon Acquisition*	1,380	12
Total Specified Purpose Acquisition		12
Steel Pipe & Tube - 0.0%
Mueller Water Products, Cl A	1,600	15
Total Steel Pipe & Tube		15
Telecommunications Equipment - 0.5%
CommScope*	1,900	93
Plantronics	2,180	57
Tollgrade Communications*	2,750	22
Total Telecommunications Equipment		172
Telecommunications Services - 1.4%
Cbeyond*	3,302	129
NTELOS Holdings	2,170	64
Orbcomm*	11,526	72
RCN	1,680	26
Time Warner Telecom, Cl A*	7,375	150
Total Telecommunications Services		441
Telephone-Integrated - 0.0%
IDT, Cl B	670	6
Total Telephone-Integrated		6
Television - 0.1%
Sinclair Broadcast Group, Cl A	4,886	40
Total Television		40
Theaters - 0.6%
National CineMedia	7,448	188
Total Theaters		188
Therapeutics - 0.5%
Theravance*	8,102	158
Total Therapeutics		158
Transactional Software - 0.9%
Innerworkings*	17,346	299
Total Transactional Software		299
Transport-Equipment & Leasing - 0.6%
Aircastle	2,630	69
GATX	1,004	37
Genesis Lease ADR	4,520	85
Greenbrier	770	17
Total Transport-Equipment & Leasing		208
Transport-Truck - 0.3%
Landstar System	2,120	89
Total Transport-Truck		89
Web Hosting/Design - 0.4%
Equinix*	1,321	134
Total Web Hosting/Design		134
Wireless Equipment - 1.6%

Aruba Networks*	11,942	178
Globecomm Systems*	7,380	86
InterDigital*	2,990	70
RF Micro Devices*	13,540	77
SBA Communications, Cl A*	3,020	102
Total Wireless Equipment		513
Wound, Burn & Skin Care - 0.6%
Obagi Medical Products*	10,838	198
Total Wound, Burn & Skin Care		198
Total Common Stock - (Cost $27,656)		31,389
Investment Company - 0.2%
Index Fund - Growth - Small Cap - 0.2%
iShares Russell 2000 Growth Index Fund	1,030	78
Total Index Fund - Growth - Small Cap		78
Total Investment Company (Cost $84)		78
Money Market Fund - 2.1%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	684,519	685
Total Money Market Fund - (Cost $685)		685
Total Investments - 99.9% (Cost $28,425) †		32,152
Other Assets and Liabilities, Net - 0.1%		4
Total Net Assets 100.0%		$32,156

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
R&D — Research & Development
REITs — Real Estate Investment Trusts
Ser — Series
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $28,425 (000), and the unrealized appreciation and depreciation were $5,371 (000) and $(1,644) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual TS&W Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2007

Description	Shares	Value (000)
Common Stock — 93.7%
Aerospace/Defense — 1.0%
Rockwell Collins	8,500	$612
Total Aerospace/Defense		612
Aerospace/Defense-Equipment — 2.2%
Alliant Techsystems*	12,250	1,394
Total Aerospace/Defense-Equipment		1,394
Agricultural Chemicals — 0.9%
Agrium	7,850	567
Total Agricultural Chemicals		567
Brewery — 1.2%
Molson Coors Brewing, Cl B	14,600	754
Total Brewery		754
Chemicals-Diversified — 3.0%
Celanese, Cl A	45,000	1,904
Total Chemicals-Diversified		1,904
Chemicals-Specialty — 1.6%
Lubrizol	19,250	1,043
Total Chemicals-Specialty		1,043
Coal — 0.8%
Consol Energy	7,400	529
Total Coal		529
Computers-Memory Devices — 0.9%
Western Digital*	18,000	544
Total Computers-Memory Devices		544
Containers-Metal/Glass — 4.4%
Crown Holdings*	31,800	816
Owens-Illinois*	39,300	1,945
Total Containers-Metal/Glass		2,761
Diversified Manufacturing Operations — 1.2%
Textron	10,600	756
Total Diversified Manufacturing Operations		756
Electric-Integrated — 6.1%
Centerpoint Energy	105,700	1,811
DTE Energy	24,400	1,073
PPL	19,200	1,000
Total Electric-Integrated		3,884
Electronic Measuring Instruments — 1.8%
Agilent Technologies*	31,300	1,150
Total Electronic Measuring Instruments		1,150
Electronic Parts Distribution — 1.4%
Arrow Electronics*	22,500	884
Total Electronic Parts Distribution		884
Energy-Alternate Sources — 1.4%
Covanta Holding*	31,200	863
Total Energy-Alternate Sources		863
Enterprise Software/Services — 4.6%
BMC Software*	49,700	1,771
Sybase*	44,100	1,151
Total Enterprise Software/Services		2,922
Fiduciary Banks — 1.4%

Northern Trust	11,800	904
Total Fiduciary Banks		904
Filtration/Separation Products — 1.2%
Pall	19,200	774
Total Filtration/Separation Products		774
Food-Miscellaneous/Diversified — 1.7%
Sara Lee	68,350	1,098
Total Food-Miscellaneous/Diversified		1,098
Forestry — 1.6%
Plum Creek Timber	21,800	1,004
Total Forestry		1,004
Hospital Beds/Equipment — 1.0%
Kinetic Concepts*	11,700	627
Total Hospital Beds/Equipment		627
Human Resources — 3.9%
Hewitt Associates, Cl A*	49,600	1,899
Manpower	10,350	589
Total Human Resources		2,488
Industrial Automation/Robot — 1.4%
Rockwell Automation	13,100	903
Total Industrial Automation/Robot		903
Instruments-Scientific — 2.4%
PerkinElmer	58,000	1,509
Total Instruments-Scientific		1,509
Life/Health Insurance — 2.1%
Cigna	25,000	1,343
Total Life/Health Insurance		1,343
Machine Tools & Related Products — 1.5%
Kennametal	25,700	973
Total Machine Tools & Related Products		973
Machinery-Construction & Mining — 0.7%
Terex*	6,400	420
Total Machinery-Construction & Mining		420
Medical Labs & Testing Services — 1.3%
Laboratory Corp of America Holdings*	10,650	804
Total Medical Labs & Testing Services		804
Medical-Hospitals — 1.2%
Universal Health Services, Cl B	15,400	788
Total Medical-Hospitals		788
Medical-Wholesale Drug Distributors — 2.0%
AmerisourceBergen	28,800	1,292
Total Medical-Wholesale Drug Distributors		1,292
Metal Processors & Fabricators — 0.7%
Commercial Metals	15,650	461
Total Metal Processors & Fabricators		461
Multi-Line Insurance — 1.5%
Assurant	7,300	488
Cincinnati Financial	11,450	453
Total Multi-Line Insurance		941
Non-Hazardous Waste Disposal — 0.7%
Republic Services	14,300	448
Total Non-Hazardous Waste Disposal		448
Oil Companies-Exploration & Production — 1.2%
Newfield Exploration*	14,900	785
Total Oil Companies-Exploration & Production		785

Oil Companies-Integrated — 1.9%
Hess	12,100	1,220
Total Oil Companies-Integrated		1,220
Oil Refining & Marketing — 2.0%
Tesoro	26,496	1,264
Total Oil Refining & Marketing		1,264
Oil-Field Services — 1.0%
Helix Energy Solutions Group*	15,850	658
Total Oil-Field Services		658
Paper & Related Products — 0.8%
Domtar*	62,000	477
Total Paper & Related Products		477
Physical Practice Management — 1.3%
Pediatrix Medical Group*	12,250	835
Total Physical Practice Management		835
Pipelines — 3.5%
Oneok	39,000	1,746
Questar	8,500	460
Total Pipelines		2,206
Printing-Commercial — 1.4%
RR Donnelley & Sons	23,300	879
Total Printing-Commercial		879
Property/Casualty Insurance — 5.3%
Arch Capital Group*	14,900	1,048
Safeco	23,950	1,334
WR Berkley	32,350	964
Total Property/Casualty Insurance		3,346
Reinsurance — 6.4%
PartnerRe	28,300	2,335
RenaissanceRe Holdings	28,700	1,729
Total Reinsurance		4,064
REITs-Office Property — 0.7%
Boston Properties	4,600	422
Total REITs-Office Property		422
Retail-Apparel/Shoe — 1.0%
Men's Wearhouse	23,100	623
Total Retail-Apparel/Shoe		623
S&L/Thrifts-Western US — 0.9%
Washington Federal	28,080	593
Total S&L/Thrifts-Central US		593
Telecommunications Equipment — 0.8%
Harris Corp	7,600	476
Total Telecommunications Equipment		476
Telecommunications Services — 3.0%
Embarq	38,800	1,922
Total Telecommunications Services		1,922
Textile-Home Furnishings — 1.2%
Mohawk Industries*	10,300	766
Total Textile-Home Furnishings		766
Transport-Marine — 1.3%
Overseas Shipholding Group	10,800	804
Total Transport-Marine		804
Transport-Rail — 1.2%
Canadian Pacific Railway	6,750	436
CSX	7,200	317

Total Transport-Rail		753
Total Common Stock (Cost $52,429)		59,437
Investment Company — 0.4%
Index Fund-Value-Mid Cap — 0.4%
iShares Russell Midcap Value Index Fund	1,900	268
Total Index Fund-Value-Mid Cap		268
Total Investment Company (Cost $251)		268
Money Market Fund — 4.4%
Dreyfus Cash Management Fund, Institutional Class,
4.850% (A)	2,803,037	2,803
Total Money Market Fund (Cost $2,803)		2,803
Total Investments — 98.5% (Cost $55,483) †		62,508
Other Assets and Liabilities, Net — 1.5%		906
Total Net Assets 100.0%		$63,414

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of December 31, 2007.
Cl — Class
REITs — Real Estate Investment Trusts
S&L — Savings & Loan

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $55,483 (000), and the unrealized appreciation and depreciation were $8,829 (000) and $(1,804) (000), respectively.

Cost figures are shown with "000's" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual TS&W Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Shares	Value (000)

Common Stock - 96.4%
Advanced Materials/Product - 0.6%
Ceradyne*	7,200	$338
Total Advanced Materials/Product		338
Aerospace/Defense-Equipment - 1.4%
Curtiss-Wright	14,500	728
Total Aerospace/Defense-Equipment		728
Auction House/Art Dealer - 1.7%
Sotheby's	24,500	933
Total Auction House/Art Dealer		933
Auto/Truck Parts & Equipment-Original - 0.2%
Tenneco*	3,550	93
Total Auto/Truck Parts & Equipment-Original		93
Beverages-Wine/Spirits - 1.2%
Central European Distribution*	11,300	656
Total Beverages-Wine/Spirits		656
Building & Construction Products-Miscellaneous - 0.5%
Drew Industries *	10,000	274
Total Building & Construction-Miscellaneous		274
Building Products-Cement/Aggregate - 0.8%
Texas Industries	5,900	414
Total Building Products-Cement/Aggregate		414
Building-Heavy Construction - 1.2%
Granite Construction	9,000	326
Sterling Construction*	15,200	332
Total Building-Heavy Construction		658
Chemicals-Specialty - 2.7%
Terra Industries*	30,150	1,440
Total Chemicals-Specialty		1,440
Commercial Banks-Central US - 1.3%
Sterling Bancshares	35,250	393
Wintrust Financial	9,550	316
Total Commercial Banks-Central US		709
Commercial Banks-Western US - 1.2%
Sterling Financial	14,500	244
UCBH Holdings	29,500	418
Total Commercial Banks-Western US		662
Commercial Services-Finance - 1.4%
Deluxe	22,650	745
Total Commercial Services-Finance		745
Computer Aided Design - 1.6%
Ansys*	20,800	862
Total Computer Aided Design		862
Computer Services - 1.0%
Perot Systems, Cl A*	41,650	562
Total Computer Services		562
Computers-Integrated Systems - 2.7%
Micros Systems *	12,600	884
MTS Systems	13,200	563
Total Computers-Integrated Systems		1,447

Computers-Peripheral Equipment - 1.2%
Electronics for Imaging *	27,600	620
Total Computers-Peripheral Equipment		620
Decision Support Software - 1.1%
SPSS *	16,400	589
Total Decision Support Software		589
Electric-Integrated - 5.3%
Cleco	21,450	596
El Paso Electric*	43,600	1,115
Westar Energy	44,500	1,154
Total Electric-Integrated		2,865
Electronic Security Devices - 1.1%
American Science & Engineering	10,400	590
Total Electronic Security Devices		590
Enterprise Software/Services - 1.3%
Sybase*	26,700	697
Total Enterprise Software/Services		697
Entertainment Software - 1.3%
THQ*	24,100	679
Total Entertainment Software		679
Finance-Consumer Loans - 1.1%
Asta Funding	10,100	267
World Acceptance*	11,800	318
Total Finance-Consumer Loans		585
Food-Retail - 1.4%
Great Atlantic & Pacific Tea*	24,000	752
Total Food-Retail		752
Funeral Services & Related Items - 1.3%
Stewart Enterprises, Cl A	81,000	721
Total Funeral Services & Related Items		721
Gambling (Non-Hotel) - 0.8%
Isle of Capri Casinos*	29,850	411
Total Gambling (Non-Hotel)		411
Gold Mining - 1.4%
Royal Gold	24,400	745
Total Gold Mining		745
Insurance Brokers - 1.2%
Hilb Rogal & Hobbs	15,800	641
Total Insurance Brokers		641
Machinery-Construction & Mining - 1.8%
Bucyrus International, Cl A	9,900	984
Total Machinery-Construction & Mining		984
Medical Products - 1.4%
Haemonetics*	12,200	769
Total Medical Products		769
Medical-Biomedical/Genetic - 1.1%
Bio-Rad Laboratories, Cl A*	5,900	611
Total Medical-Biomedical/Genetic		611
Medical-Generic Drugs - 1.6%
Alpharma, Cl A*	42,300	852
Total Medical-Generic Drugs		852
Medical-Outpatient/Home Medical - 2.7%
Amedisys*	20,466	993
Amsurg*	17,400	471
Total Medical-Outpatient/Home Medical		1,464

Metal Processors & Fabricators - 2.1%
Haynes International*	9,000	626
Ladish*	11,100	479
Total Metal Processors & Fabricators		1,105
Motion Pictures & Services - 1.2%
Lions Gate Entertainment*	65,600	618
Total Motion Pictures & Services		618
Multi-Line Insurance - 1.1%
Horace Mann Educators	32,550	616
Total Multi-Line Insurance		616
Oil Companies-Exploration & Production - 4.8%
Berry Petroleum, Cl A	22,700	1,009
GMX Resources*	18,700	604
Penn Virginia	14,500	633
Unit*	6,800	315
Total Oil Companies-Exploration & Production		2,561
Oil Field Machinery & Equipment - 1.2%
Gulf Island Fabrication	19,900	631
Total Oil Field Machinery & Equipment		631
Oil-Field Services - 1.2%
Matrix Service*	28,950	632
Total Oil-Field Services		632
Property/Casualty Insurance - 4.1%
Fpic Insurance Group*	12,500	537
Philadelphia Consolidated Holdings*	25,800	1,015
Selective Insurance Group	29,000	667
Total Property/Casualty Insurance		2,219
Reinsurance - 3.0%
IPC Holdings	23,100	667
Max Capital Group	33,400	935
Total Reinsurance		1,602
REITs-Diversified - 0.8%
PS Business Parks	8,600	452
Total REITs-Diversified		452
REITs-Health Care - 1.1%
Omega Healthcare Investors	36,200	581
Total REITs-Health Care		581
REITs-Hotels - 1.1%
LaSalle Hotel Properties	18,100	577
Total REITs-Hotels		577
REITs-Office Property - 1.6%
Parkway Properties	12,500	462
Corporate Office Properties	12,900	406
Total REITs-Office Property		868
Rental Auto/Equipment - 1.4%
Aaron Rents	21,225	408
Mcgrath Rentcorp	14,200	366
Total Rental Auto/Equipment		774
Research & Development - 1.8%
Kendle International*	19,200	939
Total Research & Development		939
Respiratory Products - 1.9%
Respironics*	15,800	1,035
Total Respiratory Products		1,035
Retail Apparel-Shoes - 1.0%

JOS A Bank Clothiers*	18,225	519
Total Retail Apparel-Shoes		519
Retail-Convenience Store - 1.5%
Casey's General Stores	26,650	789
Total Retail-Convenience Store		789
Retail-Discount - 0.8%
Fred's, Cl A	42,500	409
Total Retail-Discount		409
Retail-Drug Store - 1.0%
Longs Drug Stores	11,300	531
Total Retail-Drug Store		531
Retail-Pawn Shops - 1.5%
Cash America International	13,100	423
Ezcorp, Cl A*	32,600	368
Total Retail-Pawn Shops		791
Retail-Petroleum Product - 1.0%
World Fuel Services	18,100	525
Total Retail-Petroleum Product		525
Retail-Restaurants - 1.9%
CEC Entertainment*	15,100	392
Jack in the Box*	22,500	580
Total Retail-Restaurants		972
Retail-Video Rental - 0.6%
Blockbuster, Cl A*	82,200	321
Total Retail-Video Rental		321
S&L/Thrifts-Eastern US - 0.3%
WSFS Financial	3,600	181
Total S&L/Thrifts-Eastern US		181
Steel-Producers - 1.1%
Schnitzer Steel Industries, Cl A	8,600	595
Total Steel-Producers		595
Telecommunications Equipment - 3.1%
Comtech Telecommunications*	21,150	1,142
CommScope*	11,100	546
Total Telecommunications Equipment		1,688
Toys - 1.1%
Marvel Entertainment*	22,600	604
Total Toys		604
Transactional Software - 0.9%
ACI Worldwide*	24,000	457
Total Transactional Software		457
Transport-Equipment & Leasing - 1.0%
GATX	14,000	514
Total Transport-Equipment & Leasing		514
Transport-Marine - 1.1%
Kirby*	12,800	595
Total Transport-Marine		595
Transport-Services - 1.3%
Bristow Group*	12,500	708
Total Transport-Services		708
Transport-Truck - 0.6%
Celadon Group*	34,625	317
Total Transport-Truck		317
Veterinary Diagnostics - 1.6%
VCA Antech*	19,900	880

Total Veterinary Diagnostics		880
Total Common Stock (Cost $39,817)		51,702
Investment Company - 0.9%
Index Fund - Value - Small Cap - 0.9%
iShares Russell 2000 Value Index Fund	6,700	472
Total Investment Company (Cost $455)		472
Money Market Fund - 3.1%
Dreyfus Cash Management Fund,
Institutional Class, 4.850% (A)	1,680,656	1,681
Total Money Market Fund (Cost $1,681)		1,681
Total Investments - 100.4% (Cost $41,953) †		53,855
Other Assets and Liabilities, Net - (0.4%)		(210)
Total Net Assets - 100.0%		$53,645

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of December 31, 2007.
Cl - Class
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $41,953 (000), and the unrealized appreciation and depreciation were $14,841 (000) and $(2,939) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Barrow Hanley Core Bond
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

	Face Amount
Description	(000)/Shares	Value (000)
Asset-Backed Securities - 0.9%
Credit Card - 0.9%
Chase Issuance Trust
Ser 2007-A15 Cl A
4.960%, 09/17/12	$385	$391
Total Credit Card		391
Total Asset-Backed Securities (Cost $385)		391
Mortgage Related - 13.6%
Banc of America Mortgage Securities CMO
Ser 2004-8, Cl 3A1
5.250%, 10/25/19	512	510
Banc of America Mortgage Securities CMO
Ser 2005-D, Cl 2A4 (A)
4.783%, 05/25/35	395	394
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2004-PWR5, Cl A4
4.831%, 07/11/42	170	169
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2006-PW13, Cl A4
5.540%, 09/11/41	325	330
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2006-T22, Cl A2 (A)
5.631%, 04/12/38	305	309
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2005-T20, Cl A2 (A)
5.127%, 10/12/42	210	210
Chase Mortgage Finance CMO
Ser 2006-A1, Cl 4A1 (A)
6.044%, 09/25/36	301	305
Chase Mortgage Finance CMO
Ser 2007-A1, Cl 12A2 (A)
5.935%, 03/25/37	385	388
Chase Mortgage Finance CMO
Ser 2006-A1, Cl 2A2 (A)
6.064%, 09/25/36	395	395
Citicorp Mortgage Securities CMO
Ser 2006-3, Cl 2A1
5.500%, 06/25/21	373	374
Citigroup Commercial Mortgage Trust CMBS
Ser 2004-C2, Cl A3
4.380%, 10/15/41	320	316
Countrywide Home Loan CMO
Ser 2007-18, Cl 1A1
6.000%, 11/25/37	411	408
Freddie Mac CMO
6.000%, 12/15/31	380	390
JP Morgan Chase Commercial Mortgage Securities CMBS
Ser 2004-CBX, Cl A4
4.529%, 01/12/37	150	149
JP Morgan Chase Commercial Mortgage Securities CMBS
Ser 2005-LDP1, Cl A2

4.625%, 03/15/46	230	228
Prime Mortgage Trust CMO
Ser 2005-2, Cl 1A3
5.250%, 07/25/20	161	162
Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2007-7, Cl A1
6.000%, 06/25/37	400	399
Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2006-11, Cl A8
6.000%, 09/25/36	225	225
Total Mortgage Related (Cost $5,606)		5,661
U.S. Treasury Obligations - 23.6%
U.S. Treasury Notes
7.500%, 11/15/16	200	251
4.875%, 08/15/09	1,165	1,197
4.750%, 05/15/14	2,890	3,073
3.375%, 11/30/12	2,555	2,547
U.S. Treasury Bonds
4.750%, 02/15/37	1,175	1,230
4.250%, 11/15/17	1,460	1,486
Total U.S. Treasury Obligations (Cost $9,733)		9,784
U.S. Government Agency Obligations - 27.8%
FHLMC
6.500%, 04/01/35	20	20
6.500%, 08/01/37	73	75
6.000%, 08/01/29	55	56
6.000%, 07/01/37	253	257
6.000%, 08/01/37	392	397
6.000%, 12/01/37	180	183
5.899%, 12/01/36 (A)	392	399
5.843%, 01/01/37 (A)	545	554
5.784%, 03/01/37 (A)	379	385
5.500%, 09/01/19	129	130
5.500%, 07/01/20	42	42
5.500%, 08/01/20	470	477
5.500%, 04/01/22	45	46
5.500%, 06/01/22	5	5
5.500%, 11/01/36	228	227
5.500%, 12/01/36	222	221
5.500%, 05/01/37	545	544
5.258%, 04/01/37 (A)	293	295
5.000%, 07/01/21	378	378
5.000%, 11/01/21	27	27
5.000%, 05/01/22	381	382
FNMA
6.500%, 08/01/37	920	946
6.500%, 10/01/37	403	411
6.000%, 01/01/29	282	289
6.000%, 12/01/34	33	34
6.000%, 12/01/34	38	39
6.000%, 10/01/36	4	4
6.000%, 11/01/36	199	202
6.000%, 12/01/36	397	403
6.000%, 02/01/37	410	416
5.500%, 11/01/21	58	59
5.500%, 04/01/21	137	139

5.500%, 12/01/33	133	133
5.500%, 12/01/35	644	644
5.500%, 01/01/36	55	55
5.500%, 01/01/36	552	552
5.500%, 03/01/36	52	52
5.500%, 03/01/36	221	221
5.500%, 04/01/36	21	21
5.500%, 11/01/36	542	542
5.500%, 11/01/36	593	593
5.500%, 12/01/36	486	485
5.000%, 03/01/20	18	18
5.000%, 05/01/37	182	178
Total U.S. Government Agency Obligations (Cost $11,254)		11,536
Corporate Bonds - 32.4%
Abbott Laboratories
5.600%, 05/15/11	75	78
5.150%, 11/30/12	100	102
American General Finance
4.000%, 03/15/11	240	233
Ameriprise Financial
5.350%, 11/15/10	205	208
Amgen
4.000%, 11/18/09	95	94
Apache
5.250%, 04/15/13	270	276
Archer-Daniels
6.450%, 01/15/38	135	141
AstraZeneca
5.400%, 09/15/12	250	258
Bank of America
5.375%, 08/15/11	145	148
5.375%, 06/15/14	105	106
Bank of New York Mellon
4.950%, 11/01/12	95	95
Bank One
5.900%, 11/15/11	285	296
Canadian Natural Resources
6.700%, 07/15/11	105	110
Caterpillar Financial Services MTN
4.850%, 12/07/12	135	135
Cisco Systems
5.500%, 02/22/16	165	168
Columbus Southern Power
5.500%, 03/01/13	185	183
Comcast
5.300%, 01/15/14	130	127
5.875%, 02/15/18	90	90
Costco Wholesale
5.500%, 03/15/17	105	106
Covidien International Finance 144A
5.450%, 10/15/12	90	93
6.000%, 10/15/17	45	47
CRH America
6.000%, 09/30/16	215	210
Deutsche Telekom International Finance
8.000%, 06/15/10	95	101
Diageo Capital

5.750%, 10/23/17	115	116
Dominion Resources
5.600%, 11/15/16	80	79
EOG Resources
5.875%, 09/15/17	100	103
ERP Operating
5.125%, 03/15/16	305	284
Fannie Mae
5.125%, 01/02/14	235	243
Federal Home Loan Bank
5.250%, 11/03/09	165	167
5.000%, 10/16/09	570	573
FedEx
5.500%, 08/15/09	145	147
FPL Group Capital
5.625%, 09/01/11	260	266
Freddie Mac MTN
5.250%, 02/24/11	915	927
Freddie Mac
5.400%, 03/17/21	725	761
General Electric Capital MTN
4.375%, 03/03/12	225	223
Goldman Sachs Group
6.750%, 10/01/37	95	93
Hartford Financial Services Group
5.375%, 03/15/17	140	135
Hospira
6.050%, 03/30/17	90	90
International Lease Finance MTN
5.750%, 06/15/11	120	122
John Deere Capital
5.400%, 10/17/11	145	148
JP Morgan Chase
6.000%, 01/15/18	190	193
Kraft Foods
6.500%, 08/11/17	170	176
7.000%, 08/11/37	105	110
Lehman Brothers Holdings MTN
6.200%, 09/26/14	30	31
Marathon Oil
6.000%, 10/01/17	135	138
6.600%, 10/01/37	60	63
Masco
6.125%, 10/03/16	75	74
MetLife
5.375%, 12/15/12	140	141
5.000%, 06/15/15	120	116
MidAmerican Energy Holdings
5.875%, 10/01/12	225	233
New Cingular Wireless Services
8.750%, 03/01/31	160	207
Nextel Communications
6.875%, 10/31/13	155	153
PepsiCo
5.150%, 05/15/12	175	182
Prologis
7.100%, 04/15/08	85	85

Prudential Financial MTN
5.100%, 09/20/14	105	104
PSEG Power
6.950%, 06/01/12	195	208
PSI Energy
6.050%, 06/15/16	120	123
SBC Communications
5.100%, 09/15/14	330	327
Schering-Plough
6.750%, 12/01/33	135	146
Simon Property Group
5.750%, 12/01/15	115	112
Southern Power
6.250%, 07/15/12	165	173
Starbucks
6.250%, 08/15/17	105	109
Telecom Italia Capital
4.000%, 11/15/08	90	89
Time Warner Cable 144A
5.850%, 05/01/17	165	165
Transocean
6.000%, 03/15/18	210	210
6.800%, 03/15/38	105	107
Tyco Electronics 144A
6.550%, 10/01/17	120	123
Union Pacific
3.875%, 02/15/09	195	193
Virginia Electric and Power
6.000%, 05/15/37	95	93
Wachovia
5.700%, 08/01/13	105	106
Wal-Mart Stores
4.550%, 05/01/13	160	159
Washington Mutual Finance
6.875%, 05/15/11	125	132
Weatherford International 144A
5.950%, 06/15/12	140	145
Wells Fargo
5.625%, 12/11/17	190	190
Weyerhaeuser
5.950%, 11/01/08	45	45
Willis North America
6.200%, 03/28/17	90	90
Wyeth
5.500%, 02/01/14	185	188
Xcel Energy
5.613%, 04/01/17	277	274
Total Corporate Bonds (Cost $13,186)		13,395
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 4.850% (B)	420	463
Total Money Market Fund (Cost $420)		463
Total Investments - 99.3% (Cost $40,584) †		41,187
Other Assets and Liabilities, Net - 0.7%		302
Total Net Assets 100.0%		$41,489

144A- Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On December 31, 2007, the value of these securities amounted to $573 (000), representing 1.4% of the net assets of the Fund.

(A)- Floating rate security. The rate reported represents the security's rate as of December 31, 2007.

(B)- The rate reported represents the 7-day effective yield as of December 31, 2007.
Cl- Class
CMBS- Commercial Mortgage-Backed Security
CMO- Collateralized Mortgage Obligation
FHLMC- Federal Home Loan Mortgage Corporation
FNMA- Federal National Mortgage Association
Ser- Series
MTN - Medium Term Note
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $40,584 (000) and unrealized appreciation and depreciation were $703 (000) and $ (100) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Cash Reserves Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

	Face
Description	Amount (000)	Value (000)
Certificates of Deposit - 26.2%
ABN Amro
4.775%, 02/01/08	$750	$750
Bank of Scotland
5.020%, 03/13/08	700	700
Barclays Bank
5.200%, 03/10/08	750	750
BNP Paribas
5.100%, 03/13/08	750	750
Canadian Imperial Bank
5.070%, 04/02/08	500	500
Citibank
5.100% 03/11/08	750	750
CS First Boston
5.370%, 06/04/08	300	300
5.320%, 05/27/08	500	500
Deutsche Bank
5.030%, 04/10/08	500	500
Lloyds TSB
4.800%, 03/13/08	500	500
Marshall & Ilsley
4.720%, 02/05/08	500	500
Regions Bank
4.850%, 01/22/08	700	700
Societe Generale
4.900%, 01/23/08	500	500
Svenska Handels
4.740%, 02/05/08	600	600
UBS New York
5.440%, 03/10/08	1,000	1,000
Westpac Banking
4.670%, 02/05/08	500	500
Total Certificates of Deposit (Cost $9,800)		9,800
Commercial Paper (E) - 23.3%
Bank of America
5.21%, 03/03/08	400	396
4.94%, 04/03/08	300	296
Cargill Global Funding
4.70%, 01/17/08	1,000	998
Eureka
5.50%, 02/05/08	750	746
General Electric
4.68%, 01/29/08	1,000	996
Goldman Sachs Group
4.80%, 01/10/08	750	749
International Lease Finance
4.67%, 01/16/08	1,000	998
Merrill Lynch
5.33%, 01/08/08	500	500
Park Ave
5.50%, 01/28/08	750	747

Pfizer
4.41%, 05/15/08	500	492
Prudential Funding
4.43%, 02/12/08	800	796
Toyota Motor
4.78%, 03/13/08	1,000	991
Total Commercial Paper (Cost $8,705)		8,705
Corporate Bonds (F) - 3.8%
American Express Centurion
4.996%, 01/18/08	250	250
Bank of America
4.970%, 02/22/08	350	350
Calyon New York
4.370%, 02/19/08	500	500
National City Bank
5.184%, 03/13/08	325	325
Total Corporate Bonds (Cost $1,425)		1,425
Mortgage Related - 0.5%
Permanent Master Issuer (F)
5.007%, 01/15/08	185	185
Total Mortgage Related (Cost $185)		185
U.S. Government Bonds (E) - 22.7%
FHLMC
4.840%, 02/06/08	400	398
4.796%, 02/19/08	1,250	1,242
4.340%, 01/30/08	1,400	1,395
4.280%, 02/20/08	2,500	2,485
4.144%, 02/08/08	2,000	1,991
FNMA
4.800%, 02/06/08	1,000	995
Total U.S. Government Bonds (Cost $8,506)		8,506
Repurchase Agreement - 23.3%
Deutsche Bank
4.750%, dated 12/31/07, to be repurchased on 01/02/08,
repurchase price $8,702,296 (collateralized by various
U.S. Government obligations ranging from $868,056 -
$7,968,091, 5.000%, 09/01/35 - 01/01/37, total
market value $8,836,146) (I)	8,700	8,700
Total Repurchase Agreement (Cost $8,700)		8,700
Total Investments - 99.8% (Cost $37,321) †		37,321
Other Assets and Liabilities, Net - 0.2%		77
Total Net Assets 100.0%		$37,398

(E) - Discount Note - the rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(F) - Floating Rate Security - the rate reported on the Schedule of Investments represents the security's coupon rate as of December 31, 2007.
(I) - Tri-party repurchase agreement.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
Cost figures are shown with "000's" omitted
† For Federal tax purposes, the Fund's approximate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Old Mutual Dwight High Yield Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

Description	Face Amount (000)	Value (000)
Asset-Backed Securities -10.0%
Home Equity Loan - 10.0%
Countrywide Asset-Backed Certificates
Ser 2003-2,Cl M2 (F)
6.702%, 03/26/33	$332	$298
Residential Funding Mortgage Securities II
Ser 2005-H13, Cl A2
5.090%, 09/25/35	131	124
Ser 2006-HSA2, Cl Al2
5.496%, 03/25/36	139	128
Total Asset-Backed Securities (Cost $582)		550
Mortgage Related - 3.2%
Granite Master Issuer,
CMO, Ser 2007-1, Cl 2A1
4.996%, 12/20/54	180	179
Total Mortgage Related (Cost $168)		179
Corporate Bonds - 84.7%
Advanta Capital Trust I, Ser B
8.990%, 12/17/26	174	124
Alliance One International
11.000%, 05/15/12	255	266
Allied Waste North America, Ser B
5.750%, 02/15/11	83	81
Aramark Services, (F)
8.411%, 02/01/15	162	158
Belden
7.000%, 03/15/17	111	108
Cascades
7.250%, 02/15/13	186	174
Coleman Cable
9.875%, 10/01/12	195	183
Connacher Oil and Gas, 144A
10.250%, 12/15/15	150	150
Denbury Resources
7.500%, 12/15/15	185	188
D.R. Horton
7.875%, 08/15/11	108	102
Ford Motor Credit
7.375%, 10/28/09	220	207
FTI Consulting
7.750%, 10/01/16	220	229
General Motors
7.000%, 02/01/12	220	187
Ikon Office Solutions
7.750%, 09/15/15	130	135
9.926%, 01/01/12, 144A (F)	120	121
Kansas City Southern
9.375%, 05/01/12	75	78
KB Home
7.750%, 02/01/10	85	79
Landry's Restaurants
9.500%, 12/15/14	220	218
MasTec
7.625%, 02/01/17	150	141
MGM Mirage
5.875%, 02/27/14	90	82
6.625%, 07/15/15	80	75
Pulte Homes
8.125%, 03/01/11	50	48

7.875%, 08/01/11	33	32
Quebecor World, 144A
9.750%, 01/15/15	250	188
Qwest
8.875%, 03/15/12	25	27
Residential Capital, 144A (F)
8.544%, 04/17/09	343	169
Rogers Communications
6.750%, 03/15/15	50	53
Stater Brothers Holdings
8.125%, 06/15/12	85	84
Swift Transportation, 144A
12.619%, 05/15/15	171	88
12.500%, 05/15/17	20	10
Tesoro
6.500%, 06/01/17	243	241
Toys R US
7.875%, 04/15/13	80	62
True Temper Sports
8.375%, 09/15/11	311	188
Uno Restaurant, 144A
10.000%, 02/15/11	78	58
Valassis Communication
8.250%, 03/01/15	260	232
Xerox Capital Trust I
8.000%, 02/01/27	109	109
Total Corporate Bonds (Cost $5,261)		4,675
Total Investments - 97.9% (Cost $6,011) †		5,404
Other Assets and Liabilities, Net - 2.1%		118
Total Net Assets - 100.0%		$5,522

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2007, the value of these securities amounted to $784 (000), representing 14.2% of net assets of the Fund.

CMO - Collateralized Mortgage Obligation
(F) - Floating Rate Security-The rate reported represents the security's rate as of December 31, 2007.
Cl - Class
Ser - Series
Cost figures are shown with "000's" omitted.
† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $6,011 (000), and the unrealized appreciation and depreciation were $38 (000) and $(645) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of December 31, 2007, the Fund had the following forward foreign currency contracts outstanding:
		Unrealized
		Appreciation
Settlement Date: Currency to Deliver	Currency to Receive	(Depreciation)
03/11/08 USD (829,044)	GBP 413,126	$(8,373)
03/11/08 EUR (576,175)	USD 829,044	(13,870)
		$(22,243)

Old Mutual Dwight Intermediate Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

	Face Amount /
Description	Shares (000)	Value (000)
Asset-Backed Securities - 5.5%
Auto & Transportation - 0.0%
Harley-Davidson Motorcycle Trust
Ser 2003-3, Cl B (B)
2.280%, 05/15/11	$10	$10
WFS Financial Owner Trust
Ser 2005-2, Cl A3 (B)
4.170%, 12/17/09	3	3
Total Auto & Transportation		13
Equipment - 0.0%
Aircraft Certificate Owner Trust, 144A
Ser 2003-1A, Cl D
6.455%, 09/20/22	63	65
Total Equipment		65
Home Equity Loans - 3.3%
CIT Group Home Equity Loan Trust
Ser 2002-1, Cl AF5 (B)
6.710%, 02/25/33	6	6
Citigroup Mortgage Loan Trust
Ser 2006-WF2, Cl A2C (B)
5.852%, 05/25/36	70	68
Countrywide Asset-Backed Certificates
Ser 2003-5, Cl MF2
5.959%, 11/25/33	50	42
Countrywide Asset-Backed Certificates
Ser 2003-2, Cl M2 (A) (B)
6.702%, 03/26/33	17	15
Countrywide Asset-Backed Certificates
Ser 2005-7, Cl AF6
4.693%, 11/25/35	38	36
Detroit Edison Securitization Funding
Ser 2001-1, Cl A3
5.875%, 03/01/10	938	939
Equivantage Home Equity Loan Trust
Ser 1996-3, Cl A3 (B)
7.700%, 09/25/27	10	10
Fannie Mae Whole Loan
Ser 2002-W11, Cl AF5
4.978%, 11/25/32	16	16
HFC Home Equity Loan Asset Backed Certificates
Ser 2006-2, Cl A1 (A) (B)
4.386%, 03/20/36	101	92
Indymac Home Equity Loan
Ser 2001-A, Cl AF6 (B)
6.537%, 11/25/30	3	3
IXIS Real Estate Capital Trust
Ser 2006-HE2, Cl A1 (A) (B)
3.436%, 08/25/36	10	10
JP Morgan Mortgage Acquisition
Ser 2006-FRE2, Cl A3 (A) (B)
3.556%, 02/25/36	121	118
JP Morgan Mortgage Acquisition
Ser 2006-Cl A2 (A) (B)
3.416%, 05/25/36	22	22
Long Beach Mortgage Loan Trust
Ser 2006-WL3, Cl 2A2 (A) (B)
3.526%, 01/25/36	120	119
People's Financial Realty Mortgage Securities Trust

Ser 2006-1, Cl 1A1 (A) (B)
3.446%, 09/25/36	72	70
RAAC Series
Ser 2006-SP2, Cl A1 (A) (B)
3.446%, 02/25/36	24	24
Renaissance Home Equity Loan Trust
Ser 2007-1, Cl AF2
5.512%, 04/25/37	65	64
Renaissance Home Equity Loan Trust
Ser 2007-3, Cl AF2
6.998%, 09/25/37	145	146
Residential Asset Securities
Ser 2001-KS2, Cl AI5 (B)
7.514%, 06/25/31	30	29
Residential Asset Securities
Ser 2001-KS3, Cl AI6 (B)
5.960%, 09/25/31	29	29
Securitized Asset Backed Receivables LLC Trust
Ser 2006-NC1, Cl A1 (A) (B)
3.436%, 03/25/36	12	12
Soundview Home Equity Loan Trust
Ser 2006-OPT3, Cl 2A2 (A) (B)
3.486%, 06/25/36	75	74
Structured Asset Investment Loan Trust
Ser 2003-BC3, Cl M2 (A) (B)
6.301%, 04/25/33	2	1
Wells Fargo Home Equity Trust
Ser 2004-2, Cl AI3
3.970%, 05/25/34	565	531
Total Home Equity Loans		2,476
Infrastructure - 1.1%
PP&L Transition Bond
Ser 1999-1, Cl A8 (B)
7.150%, 06/25/09	729	739
TXU Electric Delivery Transition Bond
Ser 2004-1, Cl A2
4.810%, 11/17/14	50	50
Total Infrastructure		789
Other - 1.1%
Oil and Gas Royalty Trust, 144A
Ser 2005-1A, Cl A
5.090%, 07/28/12	338	340
Peco Energy Transition Trust
Ser 2001-A, Cl A1
6.520%, 12/31/10	390	413
Total Other		753
Total Asset-Backed Securities (Cost $4,101)		4,096
Mortgage Related - 14.1%
Adjustable Rate Mortgage Trust CMBS
Ser 2004-4, Cl 3A1
7.176%, 03/25/35	17	17
Banc of America Commercial Mortgage CMBS
Ser 2000-1, Cl A1A (B)
7.109%, 11/15/31	7	7
Banc of America Commercial Mortgage CMBS
Ser 2001-PB1, Cl A2 (B)
5.787%, 05/11/35	47	48
Banc of America Commercial Mortgage CMBS
Ser 2003-1, Cl A2
4.648%, 09/11/36	1,000	989
Banc of America Commercial Mortgage CMBS
Ser 2005-6, Cl A4
5.353%, 09/10/47	1,000	996

Banc of America Funding CMO
Ser 2006-J, Cl 2A1
5.888%, 01/20/47	92	91
Banc of America Funding CMO
Ser 2007-7, Cl 3A3
6.784%, 09/25/37	75	77
Banc of America Funding CMO
Ser 2007-7, Cl 3A11
6.784%, 09/25/37	94	94
Bear Stearns Commercial Mortgage Securities CMBS
Ser 1999-WF2, Cl A2 (B)
7.080%, 07/15/31	72	73
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2004-PWR5, Cl A1
3.762%, 07/11/42	7	7
Bear Stearns Commercial Mortgage Securities CMBS
Ser 2007-PW16, Cl A4 (B)
5.902%, 06/11/40	125	129
Commercial Mortgage Pass Through Certificates CMO
Ser 1999-1, Cl A2
6.455%, 05/15/32	104	104
Countrywide Home Loan Mortgage Pass Through Trust CMO
Ser 2004-HYB6, Cl A2 (B)
4.555%, 11/20/34	68	68
Crusade Global Trust CMO
Ser 2003-2, Cl A (A) (B)
5.156%, 09/18/34	58	58
CS First Boston Mortgage Securities CMBS
Ser 1997-C2, Cl D
7.270%, 01/17/35	588	589
DLJ Commercial Mortgage CMBS
Ser 2000-CF1, Cl A4 (B)
8.020%, 06/10/33	50	54
Fannie Mae REMICS CMO
Ser 2006-5, Cl 2A2 (A) (B)
3.516%, 02/25/35	95	95
FHLMC Multifamily Structured Pass Through Certificates CMBS
Ser N Ap-K001, Cl A3 (B)
5.793%, 01/25/12	47	48
GE Capital Commercial Mortgage Corp CMBS
Ser 2004-C3, Cl A1
3.752%, 07/10/39	34	33
GS Mortgage Securities Corp II CMBS
Ser 1998-C1, Cl B (B)
6.970%, 10/18/30	75	76
GS Mortgage Securities Corp II CMBS
Ser 2004-GG2, Cl A4
4.964%, 08/10/38	415	418
GSR Mortgage Loan Trust CMO
Ser 2005-AR4, Cl 5A1
5.398%, 07/25/35	24	23
GSR Mortgage Loan Trust CMO
Ser 2005-AR3, Cl 4A1
5.081%, 05/25/35	72	73
JP Morgan Chase Commercial Mortgage CMBS
Ser 2001-CIB2, Cl D (B)
6.847%, 04/15/35	150	160
JP Morgan Chase Commercial Mortgage CMBS
Ser 2004-C2, Cl A1
4.278%, 05/15/41	965	958
JP Morgan Chase Commercial Mortgage CMBS
Ser 2004-CB9, Cl A1 (B)
3.475%, 06/12/41	42	41
JP Morgan Chase Commercial Mortgage CMBS

Ser 2005-CB13, Cl A1 (B)
3.635%, 01/12/43	27	26
LB Commercial Conduit Mortgage Trust CMBS
Ser 1999-C1, Cl A2 (B)
6.780%, 06/15/31	71	72
LB-UBS Commercial Mortgage Trust CMBS
Ser 2001-C2, Cl A2 (B)
6.653%, 11/15/27	80	85
LB-UBS Commercial Mortgage Trust CMBS
Ser 2005-C7, Cl AM
5.263%, 11/15/40	1,000	972
Luminent Mortgage Trust CMO
Ser 2006-6, Cl A1 (A) (B)
3.576%, 10/25/46	68	64
Merrill Lynch Mortgage Trust CMBS
Ser 2004-BPC1, Cl AJ
4.922%, 10/12/41	100	94
Merrill Lynch/Countrywide Commercial Mortgage Trust CMBS
Ser 2006-4, Cl A1 3.642%, 12/12/49 (B)
3.642%, 12/12/49	68	66
MLCC Mortgage Investors CMO
Ser 2005-A, Cl A1 (A) (B)
3.606%, 03/25/30	21	21
Morgan Stanley Capital CMBS
Ser 2005-HQ7, Cl A1 (B)
3.864%, 11/14/42	24	24
Morgan Stanley Dean Witter CMBS
Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	83	87
Morgan Stanley Dean Witter CMBS
Ser 2002-HQ, Cl A3 (B)
6.510%, 04/15/34	60	63
Mortgage Capital Funding CMBS
Ser 1998-MC1, Cl C
6.947%, 03/18/30	100	100
Nationslink Funding CMBS
Ser 1999-1, Cl A2 (B)
6.316%, 01/20/31	76	76
PNC Mortgage Acceptance CMBS
Ser 2001-C1, Cl A2 (B)
6.360%, 03/12/34	125	131
Protective Finance CMBS, 144A
Ser 2007-PLA, Cl A1 (A)
5.325%, 03/14/38	1,335	1,341
Terwin Mortgage Trust
4.849%, 08/25/36 (B)	170	167
Wachovia Bank Commercial Mortgage Trust CMBS
Ser 2005-C20, Cl A7 (B)
5.118%, 07/15/42	1,309	1,286
Wachovia Bank Commercial Mortgage Trust CMBS
Ser 2005-C20, Cl AMFX
5.179%, 07/15/42	80	79
WaMu Mortgage Pass Through Certificates CMO
Ser 2006-AR10, Cl 1A1 (B)
5.940%, 09/25/36	82	83
Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2004-Z, Cl 2A1 (A)
4.573%, 12/25/34	49	48
Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2005-AR10, Cl 2A2 (A)
4.109%, 06/25/35	49	49
Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2006-11, Cl A8 (A)
6.000%, 09/25/36	2	2

Wells Fargo Mortgage Backed Securities Trust CMO
Ser 2006-AR10, Cl 5A5 (A)
5.595%, 07/25/36	125	126
Total Mortgage Related (Cost $10,348)		10,388
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds
3.375%, 11/30/12	2,000	1,993
4.250%, 11/15/17	1,679	1,708
4.750%, 02/15/37	110	115
4.500%, 11/30/11	1,420	1,482
U.S. Treasury Notes
TBA, 03/13/08 (D)	45	45
4.125%, 08/31/12	5,310	5,467
4.625%, 11/15/09	2,100	2,161
4.750%, 08/15/17	1,670	1,764
4.875%, 07/31/11	465	491
Total U.S. Treasury Obligations (Cost $14,798)		15,226
U.S. Government Agency Obligations - 34.5%
FNMA TBA
6.500%, TBA	1,445	1,485
6.500%, TBA	90	92
5.000%, TBA	400	400
5.000%, TBA	895	873
FNMA
6.500%, 03/01/35	439	453
6.500%, 10/01/37	678	692
6.250%, 02/01/11	925	991
6.000%, 02/01/37	629	639
6.000%, 05/01/33	233	237
6.000%, 07/01/36	607	617
6.000%, 08/01/36	174	177
6.000%, 09/01/36	283	287
6.000%, 10/01/37	168	170
6.000%, 11/01/36	284	289
5.990%, 10/01/36 (A)	66	67
5.876%, 09/01/37 (A)	123	125
5.000%, 03/01/20	77	77
5.000%, 05/01/37	359	351
5.500%, 02/01/36	344	344
5.500%, 03/01/20	143	145
5.500%, 03/01/36	298	297
5.500%, 03/01/36	611	611
5.500%, 03/01/37	170	169
5.500%, 04/01/21	88	89
5.500%, 04/01/36	411	411
5.500%, 11/01/21	144	146
5.500%, 11/01/36	212	212
5.500%, 11/01/36	955	954
5.500%, 12/01/35	1,062	1,062
5.500%, 12/01/36	1,827	1,825
FGLMC
6.500%, 08/01/37	190	196
6.000%, 07/01/37	521	529
6.000%, 08/01/37	1,620	1,645
5.899%, 12/01/36 (A)	700	712
5.843%, 01/01/37 (A)	1,018	1,035
5.500%, TBA	1,020	1,017
5.500%, 02/01/21	398	403
5.500%, 02/01/21	49	49
5.500%, 04/01/22	521	528
5.500%, 05/01/21	118	120
5.500%, 05/01/37	1,680	1,677
5.500%, 06/01/22	5	5
5.500%, 08/01/20	208	211

5.500%, 08/01/37	149	149
5.500%, 09/01/17	88	90
5.500%, 09/01/21	398	403
5.500%, 11/01/36	137	136
5.500%, 12/01/36	448	448
5.258%, 04/01/37 (A)	653	659
5.000%, 05/01/22	429	431
5.000%, 07/01/21	760	761
5.000%, 11/01/21	31	31
Total U.S. Government Agency Obligations (Cost $25,104)		25,522
Corporate Bonds - 23.8%
Abbott Laboratories
5.600%, 05/15/11	455	471
Alliance One International
11.000%, 05/15/12	29	30
American Airlines
7.250%, 02/05/09	150	149
Banco Mercantil del Norte, 144A
6.135%, 10/13/16	60	59
Bank of America
5.375%, 08/15/11	385	393
Bank of New York Mellon
4.950%, 11/01/12	540	541
Brasil Telecom
9.375%, 02/18/14	80	86
Canadian National Railway
5.800%, 06/01/16	290	293
Canadian Natural Resources
5.700%, 05/15/17	325	323
Caterpillar Financial Services
5.050%, 12/01/10	325	330
CBG Florida REIT, 144A
7.114%, TBA	60	56
Cisco Systems
5.250%, 02/22/11	455	466
Citigroup
5.100%, 09/29/11	525	528
5.850%, 07/02/13	550	566
ConocoPhillips Canada Funding
5.625%, 10/15/16	325	335
Covidien International Finance, 144A
6.000%, 10/15/17	560	579
Daimler Finance North America
4.750%, 01/15/08	365	365
Deutsche Telekom International Finance
8.000%, 06/15/10	450	480
DP World Sukuk, 144A
6.250%, 07/02/17	560	544
Embarq
7.082%, 06/01/16	560	577
ERP Operating
5.750%, 06/15/17	580	552
Federal Home Loan Bank System
5.250%, 11/03/09	1,340	1,355
FPL Group Capital
5.625%, 09/01/11	405	415
France Telecom SA
7.750%, 03/01/11	550	591
General Electric Capital
5.250%, 10/19/12	557	570
5.720%, 08/22/11,MTN	305	307
Ikon Office Solutions
9.926%, 01/01/12 , 144A (A)	6	6
7.750%, 09/15/15	24	25

iStar Financial
5.650%, 09/15/11	75	67
John Deere Capital, MTN
4.400%, 07/15/09	350	351
M&T Bank
6.625%, 12/04/17	225	225
Morgan Stanley
4.000%, 01/15/10	275	270
National City
5.521%, 06/07/17 (A)	550	481
Nextel Communications
6.875%, 10/31/13	175	172
PNC Bank NA
6.000%, 12/07/17	565	560
PNC Funding
4.200%, 03/10/08	165	165
Shell International Finance
5.625%, 06/27/11	285	298
Starbucks
6.250%, 08/15/17	665	690
Telecom Italia Capital
4.000%, 11/15/08	465	459
Tengizchevroil Finance, 144A
6.124%, 11/15/14	50	47
Time Warner Cable
5.400%, 07/02/12	60	60
Transocean
6.000%, 03/15/18	409	409
Union Pacific
3.875%, 02/15/09	440	436
Valassis Communication
8.250%, 03/01/15	20	18
Vale Overseas
6.250%, 01/23/17	555	557
Weatherford International, 144A
6.350%, 06/15/17	875	904
WR Berkley
5.600%, 05/15/15	50	48
Xcel Energy
5.613%, 04/01/17	293	289
Xstrata Finance Canada, 144A
5.500%, 11/16/11	55	56
Total Corporate Bonds (Cost $17,389)		17,554
Money Market Fund - 6.3%
Dreyfus Cash Management Fund, Institutional Class
4.850% (C)	4,667	4,667
Total Money Market Fund (Cost $4,667)		4,667
Total Investments - 104.8% ($76,407) †		77,453
Other Assets and Liabilities, Net - (4.8%)		(3,540)
Total Net Assets 100.0%		$73,913

144A- Security exempt from registration under Rule 144a of the securities Act of 1933.This security may be resold in the transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2007, the value of these securities amounted to $3,997 (000), representing 5.4% of the net assets of the fund.

(A)- Floating rate security. The rate reported represent the security's rate as of December 31, 2007.
(B)- All or a portion of this security is held as collateral for TBA.
(C)- The rate reported represents the 7 -day effective yield as of December 31, 2007.
(D) — All or a portion of this security has been pledged as collateral for open futures contracts.
Cl- Class
CMBS- Commercial Mortgage-Backed Security

CMO- Collateralized Mortgage Obligation
FHLMC- Federal Home Loan Mortgage Corporation
FNMA- Federal National Mortgage Association
MTN- Medium Term Note
REIT- Real Estate Investment Trust
Ser- Series
TBA- Securities traded under delayed delivery commitments settling after December 31, 2007. Income on these securities will not be earned until settle date.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $76,407(000), and the unrealized appreciation and depreciation were $1,174 (000) and $(128) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Fund had the following futures contracts open as of December 31, 2007:

				Unrealized
		Contract		Appreciation
	Number of	Value	Expiration	(Depreciation)
Contract Description	Contracts	(000)	Date	(000)
5 Year U.S. Treasury Note - Long	15	$1,654	March 2008	$4
2 Year U.S. Treasury Note - Long	11	2,313	March 2008	8
10 Year U.S. Treasury Note - Short	(13)	(1,474)	March 2008	(11)
U.S. Long Bond - Short	(1)	(116)	March 2008	1
				$2

Old Mutual Dwight Short Term Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (UNAUDITED)

	Face
Description	Amount (000)	Value (000)
Mortgage Related — 61.6%
Bear Stearns Commercial Mortgage
CMBS, Ser 2000-WF2, Cl B (A)
7.460%, 10/15/32	$1,500	$1,599
Bear Stearns Commercial Mortgage
CMBS, Ser 2001-TOP4, Cl A1
5.060%, 11/15/16	1,853	1,857
Bear Stearns Commercial Mortgage
CMBS, Ser 2004-PWR3, Cl A1
3.236%, 02/11/41	1,514	1,495
Chase Commercial Mortgage Securities Corp
CMBS, Ser 1999-2, Cl B (A)
7.343%, 01/15/32	1,750	1,833
Citigroup Commercial Mortgage Trust
CMBS, Ser 2004-C2, Cl A1
3.787%, 10/15/41	1,760	1,742
Citigroup Commercial Mortgage Trust, 144A
CMBS, Ser 2005-EMG, Cl A2
4.221%, 09/20/51	3,000	2,959
Commercial Mortgage Pass Through
CMBS, Ser 2004-LB2A, Cl A1
2.964%, 03/10/39	343	340
Commercial Mortgage Acceptance
CMBS, Ser 1998-C1, Cl C
6.760%, 07/15/31	3,200	3,208
Commercial Mortgage Acceptance
CMBS, Ser 1998-C2, Cl C (A)
6.468%, 09/15/30	2,300	2,313
Countrywide Alternative Loan Trust
CMO, Ser 2006-J4, Cl 1A3
6.250%, 07/25/36	4,289	4,274
Countrywide Home Loan Mortgage Pass Through Trust
CMO, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	3,102	3,120
CS First Boston Mortgage Securities
CMBS, Ser 1997-C2, Cl D
7.270%, 01/17/35	1,671	1,676
CS First Boston Mortgage Securities
CMBS, Ser 1998-C1, Cl A1B
6.480%, 05/17/40	1,735	1,738
CS First Boston Mortgage Securities Corp
CMBS, Ser 1999-C1, Cl A2
7.290%, 09/15/41	1,940	1,999
First Union Commercial Mortgage Trust
CMBS, Ser 1999-C1, Cl A2
6.070%, 10/15/35	3,382	3,393
GMAC Commercial Mortgage Securities
CMBS, Ser 2003-C3, Cl A1
3.400%, 04/10/40	1,268	1,255
GSR Mortgage Loan Trust (A)
CMO, Ser 2005-AR3, Cl 3A2
5.029%, 05/25/35	2,666	2,621
GSR Mortgage Loan Trust
CMO, Ser 2004-12, Cl 3A3 (A)
4.389%, 12/25/34	1,986	1,975
Heller Financial Commercial Mortgage Asset
CMBS, Ser 1999-PH1, Cl A2 (A)
6.847%, 05/15/31	2,483	2,512

JP Morgan Chase Commercial Mortgage
CMBS, Ser 2005-LDP5, Cl A1
5.035%, 12/15/44	5,828	5,811
JP Morgan Chase Commercial Mortgage
CMBS, Ser 2006-CB14, Cl A1
3.845%, 12/12/44	1,721	1,692
LB-UBS Commercial Mortgage Trust
CMBS, Ser 2003-C3, Cl A1
2.599%, 05/15/27	3,089	3,080
LB-UBS Commercial Mortgage Trust
CMBS, Ser 2003-C3, Cl A2
3.086%, 05/15/27	1,250	1,241
LB-UBS Commercial Mortgage Trust
CMBS, Ser 2003-C5, Cl A2
3.478%, 07/15/27	3,400	3,369
LB-UBS Commercial Mortgage Trust
CMBS, Ser 2004-C1, Cl A1
2.964%, 01/15/29	5,355	5,281
Lehman Brothers Floating Rate Commercial Mortgage Trust, 144A
CMBS, Ser 2006-LLFA, Cl A1 (A)
4.316%, 09/15/21	3,522	3,516
MLCC Mortgage Investors
Prvt CMO Other, Ser 2004-1, Cl 1A (A)
7.039%, 12/25/34	2,092	2,101
Merrill Lynch Mortgage Trust
CMBS, Ser 2002-MW1, Cl A2
4.929%, 07/12/34	2,468	2,461
Merrill Lynch/Countrywide Commercial Mortgage Trust
CMBS, Ser 2007-9, Cl A1
4.277%, 09/12/49	2,971	2,914
Morgan Stanley Capital I
CMBS, Ser 2005-T19, Cl A1
4.478%, 06/12/47	1,578	1,565
Morgan Stanley Capital I, 144A (A)
CMBS, Ser 1998-WF1, Cl F
7.300%, 03/15/30	1,000	998
Morgan Stanley Capital I
CMBS, Ser 2003-IQ5, Cl A3
4.710%, 04/15/38	2,650	2,638
Morgan Stanley Dean Witter Capital I
CMBS, Ser 2001-TOP1, Cl A2
6.320%, 02/15/33	237	237
Morgan Stanley Dean Witter Capital I
CMBS, Ser 2001-TOP1, Cl A3
6.460%, 02/15/33	488	487
Mortgage Capital Funding
CMBS, Ser 1998-MC2, Cl A2
6.423%, 06/18/30	265	264
Nationslink Funding
CMBS, Ser 1998-1, Cl D
6.803%, 03/20/30	316	315
Protective Finance, 144A
CMBS, Ser 2007-PLA, Cl A1
5.325%, 03/14/38	1,500	1,507
Prudential Commercial Mortgage Trust
CMBS, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	896	879
Prudential Securities Secured Financing
CMBS, Ser 1998-C1, Cl C
6.742%, 05/15/10	2,200	2,210
Prudential Mortgage Capital Funding
CMBS, Ser 2001-ROCK, Cl A1
6.232%, 05/10/34	2,470	2,473
Residential Funding Mortgage Securities

CMO, Ser 2004-S6, Cl 1A4
5.500%, 06/25/34	3,762	3,760
Sequoia Mortgage Trust CMO,
CMO, Ser 2004-9, Cl A2 (A)
4.171%, 10/20/34	1,611	1,520
Sequoia Mortgage Trust CMO,
CMO, Ser 2004-12, Cl A1 (A)
4.204%, 01/20/35	1,279	1,246
Structured Asset Securities CMO,
CMO, Ser 2002-21A, Cl 4A1 (A)
5.150%, 11/25/32	2,589	2,578
Structured Asset Securities CMO,
CMO, Ser 2004-21XS, Cl 2A2
3.590%, 12/25/34	2,805	2,787
Wachovia Bank Commercial Mortgage Trust
CMBS, Ser 2004-C10, Cl A1
3.065%, 02/15/41	3,601	3,547
Wells Fargo Mortgage Backed Securities
CMO, Ser 2002-18, Cl 2A4
6.000%, 12/25/32	1,189	1,190
Wells Fargo Mortgage Backed Securities
CMO, Ser 2005-AR3, Cl 2A1 (A)
4.204%, 03/25/35	3,985	3,953
Total Mortgage Related (Cost $107,437)		107,529
Asset-Backed Securities — 11.1%
Auto & Transportation — 1.2%
Daimler Chrysler Master Owner Trust
Ser 2005-A, Cl A (A)
4.286%, 04/15/10	2,100	2,099
Total Auto & Transportation		2,099
Credit Card — 1.0%
Capital One Multi-Asset Execution Trust
Ser 2006-A7, Cl A7 (A)
4.266%, 03/17/14	1,772	1,757
Total Credit Card		1,757
Home Equity Loans — 3.2%
GSAA Home Equity Trust
Ser 2005-12, Cl AV1 (A)
3.506%, 09/25/35	582	581
Household Home Equity Loan Trust
Ser 2006-3, Cl A3F
5.630%, 03/20/36	4,305	3,946
Wells Fargo Home Equity Trust
Ser 2004-2, Cl AI3 (A)
3.970%, 05/25/34	1,150	1,080
Total Home Equity Loans		5,607
Other — 5.7%
Entergy Gulf States Reconstruction Funding
Ser 2007-A, Cl A1
5.510%, 10/01/13	4,300	4,416
First Horizon Trust
Ser 2004-HE3, Cl A (A)
3.666%, 10/25/34	1,903	1,869
Oil and Gas Royalty Trust, 144A
Ser 2005-1A, Cl A
5.090%, 07/28/12	3,360	3,380
Fannie Mae Whole Loan Agncy
Ser 2001-W4, Cl AF5
6.114%, 02/25/32	179	177
Total Other		9,842
Total Asset-Backed Securities (Cost $19,525)		19,305
Corporate Bonds - 5.8%
General Electric Capital Corp

4.125%, 09/01/09	5,000	4,987
SBC Communications Capital Corp
7.000%, 10/01/12	5,000	5,078
Total Corporate Bonds (Cost $10,187)		10,065
U.S. Government Agency Obligations — 14.5%
FNMA
5.500%, 08/01/17	2,904	2,944
5.500%, TBA	15,000	15,195
FHLMC
6.000%, TBA	7,000	7,097
Total U.S. Government Agency Obligations (Cost $25,092)		25,236
U.S. Treasury Obligations — 18.0%
U.S. Treasury Note
4.750%, 02/15/10	7,146	7,393
4.750%, 01/31/12	7,500	7,905
4.625%, 02/29/12	7,500	7,870
4.125%, 08/31/12	2,200	2,265
3.375%, 11/30/12	3,000	2,990
3.125%, 11/30/09	3,000	3,003
Total U.S. Treasury Obligations (Cost $30,454)		31,426
Total Investments — 111.0% (Cost $192,695)†		193,561
Other Assets and Liabilities, Net — (11.0)%		(19,071)
Total Net Assets 100.0%		$174,490

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On December 31, 2007, the value of these securities amounted to 12,360 (000), representing 7.0% of the net assets of the Fund.

(A) — Floating rate security - the rate reported represents the security's rate of December 31, 2007.
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
Ser — Series
TBA — Security traded under delayed delivery commitments settling after December 31, 2007. Income on this security will not be earned until the settlement date.
Cost figures are shown with "000's" omitted.

† At December 31, 2007, the approximate tax basis cost of the Fund's investments was $192,695 (000), and the unrealized appreciation and depreciation were $1,726 (000) and $(860) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        During the quarter ended December 31, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS II

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	February 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	February 11, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	February 11, 2008